SCHWABFUNDS-Registered Trademark-

     SCHWAB
     MUNICIPAL MONEY FUNDS

     / / SCHWAB MUNICIPAL MONEY FUND

     / / SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

     / / SCHWAB NEW YORK MUNICIPAL MONEY FUND

     / / SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

     / / SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

     / / SCHWAB FLORIDA MUNICIPAL MONEY FUND

                 ANNUAL REPORT
                      AND
         AN IMPORTANT NOTICE REGARDING
            DELIVERY OF SHAREHOLDER
                   DOCUMENTS


     Annual Report
     December 31, 1999

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission has adopted a rule permitting mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

As permitted by the rule, Schwab may begin indefinitely householding prospectuses and shareholder reports for SchwabFunds.-Registered Trademark-

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES AND SHAREHOLDER REPORTS ARE AVAILABLE FREE OF CHARGE, AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SCHWABFUNDS PROSPECTUSES ARE ALSO AVAILABLE ON OUR WEB SITE AT www.schwab.com.

If you would otherwise fall under our householding policy, but for any reason prefer to receive multiple SchwabFunds prospectuses and shareholder reports, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 1-800-515-2157, or your investment manager.

- ALL OTHER CLIENTS: Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

                  SCHWABFUNDS-Registered Trademark-

     SCHWAB
     MUNICIPAL MONEY FUNDS

     / / SCHWAB MUNICIPAL MONEY FUND

     / / SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

     / / SCHWAB NEW YORK MUNICIPAL MONEY FUND

     / / SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

     / / SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

     / / SCHWAB FLORIDA MUNICIPAL MONEY FUND



     Annual Report
     December 31, 1999

SCHWAB MUNICIPAL MONEY FUNDS

We're pleased to bring you this annual report for the following funds (the funds) for the one-year period ended December 31, 1999:

  - Schwab Municipal Money Fund
  - Schwab California Municipal Money Fund
  - Schwab New York Municipal Money Fund
  - Schwab New Jersey Municipal Money Fund
  - Schwab Pennsylvania Municipal Money Fund
  - Schwab Florida Municipal Money Fund

During the reporting period, the funds continued to provide competitive money market returns, combined with stability of capital and liquidity.(1)

Three of the funds--the Schwab Municipal Money Fund, the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund--offer two classes of shares, Sweep Shares and Value Advantage Shares, which are both presented in this report. These two classes were designed for different purposes, as explained on page 3. Depending on your cash needs and investment profile, either or both classes of the funds may have a place in your investment plan.

Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
What Money Fund Investors Should Know       2
---------------------------------------------
Market Overview                             5
---------------------------------------------
Portfolio Management                        9
---------------------------------------------
Schwab Municipal Money Fund                10
---------------------------------------------
Schwab California Municipal Money Fund     11
---------------------------------------------
Schwab New York Municipal Money Fund       12
---------------------------------------------
Schwab New Jersey Municipal Money Fund     13
---------------------------------------------
Schwab Pennsylvania Municipal Money Fund   14
---------------------------------------------
Schwab Florida Municipal Money Fund        15
---------------------------------------------
Fund Discussion                            16
---------------------------------------------
Glossary of Terms                          20
---------------------------------------------
Portfolio Highlights                       21
---------------------------------------------
Financial Statements and Notes             24
---------------------------------------------

(1)Income may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

A MESSAGE FROM THE CHAIRMAN

[PHOTO]

Dear Shareholder,

As we begin a new year, I'd like to take this opportunity to reflect on last year's milestones at Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the SchwabFunds-Registered Trademark- Family.

First of all, SchwabFunds assets topped the $100 billion mark in September. With the support of investors like you, SchwabFunds continue to be among the largest and fastest growing fund families in the nation.

Secondly, we added two new products to our SchwabFunds offering in 1999:

- SCHWAB TOTAL STOCK MARKET INDEX FUND-TM- seeks to track the total return of the entire U.S. stock market, as measured by the Wilshire 5000 Total Market Index, the broadest measure of U.S. stock market performance. In one single, low-cost investment, fund investors can benefit from exposure to U.S. companies of all types and sizes.

- SCHWAB YIELDPLUS FUND-TM- The fund seeks high current income with minimal changes in share price. It is designed to provide the potential for higher yields than a money fund and lower risk than a longer-term bond fund through a management strategy designed to minimize price fluctuation. Intended for your long-term (over one-year) cash needs, the fund seeks to increase the overall yield potential of the cash portion of your portfolio.

For more information on either of these funds, please call 1-800-435-4000 and request a free prospectus. The prospectus contains more information on fund fees and expenses. Please read it carefully before investing.

I encourage you to take a moment to read this annual report as it is designed to provide timely information about your SchwabFunds investments. You will find information on each fund's total returns and performance, as well as commentary on market conditions provided by the portfolio management team. In the section "What Money Fund Investors Should Know," we've also provided guidelines that can help you reach your goals by establishing--or maintaining--an ongoing investment program.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all of the SchwabFunds, including performance data, are available on our Web site at www.schwab.com/schwabfunds. We encourage you to take advantage of this valuable resource which can help you keep track of your funds' performance.

At Schwab our philosophy has always been that a combination of regular investing and diversification is the best strategy over the long term. By investing in SchwabFunds, you've already taken an important step in building a portfolio that can help you meet your future goals. Thank you for your investment in SchwabFunds.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
December 31, 1999

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long-term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds, money market securities or funds, and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits in your account. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1) An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

(2) Yields may vary.

(3) This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments.-Registered Trademark- Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment portfolio.

SWEEP INVESTMENTS are designed for your cash balances requiring frequent access. These funds can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Please remember that Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab currently offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income from the fund is generally free from state and local income tax.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK- A high-quality money fund designed for investors interested in the potential for higher money market yields.

SCHWAB MUNICIPAL MONEY FUNDS

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.*

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes.* The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

  - Schwab California Municipal Money Fund

  - Schwab Florida Municipal Money Fund

  - Schwab New Jersey Municipal Money Fund

  - Schwab New York Municipal Money Fund

  - Schwab Pennsylvania Municipal Money Fund

* Income from all of the Schwab Municipal Money Funds may be subject to the Federal Alternative Minimum Tax (AMT).

The table below presents the various money fund choices available at Schwab.

                                                                                    VALUE ADVANTAGE
               TAXABLE MONEY FUNDS                  SWEEP INVESTMENTS-TM-  INVESTMENTS-REGISTERED TRADEMARK-
------------------------------------------------------------------------------------------------------------
Schwab Money Market Fund                                  -
------------------------------------------------------------------------------------------------------------
Schwab Government Money Fund                              -
------------------------------------------------------------------------------------------------------------
Schwab U.S. Treasury Money Fund                           -
------------------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund--Investor Shares                                  -
------------------------------------------------------------------------------------------------------------

                  MUNICIPAL MONEY FUNDS
------------------------------------------------------------------------------------------------------------
Schwab Municipal Money Fund                                     -                    -
------------------------------------------------------------------------------------------------------------
Schwab California Municipal Money Fund                          -                    -
------------------------------------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund                             -
------------------------------------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund                          -
------------------------------------------------------------------------------------------------------------
Schwab New York Municipal Money Fund                            -                    -
------------------------------------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund                        -
------------------------------------------------------------------------------------------------------------

If you would like more information on any of these funds, please call us toll free at 800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We make it easy and convenient to invest in SchwabFunds.-Registered Trademark-With Schwab MoneyLink,-Registered Trademark- Schwab's electronic transfer service, you can have money automatically transferred into your Schwab account on a regular basis. You also can invest in person at any of our more than 340 nationwide branches, through our Web site at www.schwab.com and through our automated touch-tone telephone service, TeleBroker,-Registered Trademark- by calling 800-272-4922.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of current information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 www.schwab.com/schwabfunds

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by real (inflation adjusted) growth in gross domestic product (GDP), continued its lengthy expansion with a strong growth rate of 4.0%--the third consecutive year at 4% or higher. This rate is considered by many economists to be in excess of what the economy can absorb without experiencing inflationary pressures. High levels of consumer spending and business capital investment, as well as rising real wages and strong gains in stock prices, have been the principal factors continuing this lengthy expansion.

The Commerce Department, after revising the GDP benchmark data for the past four decades, has reported stronger growth, higher personal savings and lower inflation than were previously calculated for the 1990s.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REAL GROSS DOMESTIC PRODUCT
QUARTERLY PERCENTAGE CHANGE (ANNUALIZED RATE)
Q1 1990                                         5.0%
Q2 1990                                         1.0%
Q3 1990                                        -0.6%
Q4 1990                                        -3.0%
Q1 1991                                        -1.7%
Q2 1991                                         2.6%
Q3 1991                                         1.3%
Q4 1991                                         2.5%
Q1 1992                                         4.3%
Q2 1992                                         4.0%
Q3 1992                                         3.1%
Q4 1992                                         5.2%
Q1 1993                                        -0.7%
Q2 1993                                         2.1%
Q3 1993                                         1.5%
Q4 1993                                         6.0%
Q1 1994                                         3.6%
Q2 1994                                         5.7%
Q3 1994                                         2.2%
Q4 1994                                         5.1%
Q1 1995                                         1.5%
Q2 1995                                         0.8%
Q3 1995                                         3.2%
Q4 1995                                         3.3%
Q1 1996                                         2.9%
Q2 1996                                         6.9%
Q3 1996                                         2.2%
Q4 1996                                         4.9%
Q1 1997                                         4.9%
Q2 1997                                         5.1%
Q3 1997                                         4.0%
Q4 1997                                         3.1%
Q1 1998                                         6.7%
Q2 1998                                         2.1%
Q3 1998                                         3.8%
Q4 1998                                         5.9%
Q1 1999                                         3.7%
Q2 1999                                         1.9%
Q3 1999                                         5.7%
Q4 1999                                         5.8%
Source: BLOOMBERG L.P.

Concerns in 1998 over the impact of international economic problems were displaced in 1999 by concerns over imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations and the low savings rate.

Looking ahead, the availability of increasingly scarce labor resources and the behavior of domestic consumers in response to continued stock market volatility may be key determinants of whether the economy continues on its current course or softens throughout 2000. The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than the last four years.

UNEMPLOYMENT

December's unemployment rate of 4.1% was the lowest in 29 years. Labor markets continue to be extremely tight in many areas of the country. Growth in the labor force has slowed, and there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the next page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. UNEMPLOYMENT RATE
Jan-90                  5.4%
Feb-90                  5.3%
Mar-90                  5.2%
Apr-90                  5.4%
May-90                  5.4%
Jun-90                  5.2%
Jul-90                  5.5%
Aug-90                  5.7%
Sep-90                  5.9%
Oct-90                  5.9%
Nov-90                  6.2%
Dec-90                  6.3%
Jan-91                  6.4%
Feb-91                  6.6%
Mar-91                  6.8%
Apr-91                  6.7%
May-91                  6.9%
Jun-91                  6.9%
Jul-91                  6.8%
Aug-91                  6.9%
Sep-91                  6.9%
Oct-91                  7.0%
Nov-91                  7.0%
Dec-91                  7.3%
Jan-92                  7.3%
Feb-92                  7.4%
Mar-92                  7.4%
Apr-92                  7.4%
May-92                  7.6%
Jun-92                  7.8%
Jul-92                  7.7%
Aug-92                  7.6%
Sep-92                  7.6%
Oct-92                  7.3%
Nov-92                  7.4%
Dec-92                  7.4%
Jan-93                  7.3%
Feb-93                  7.1%
Mar-93                  7.0%
Apr-93                  7.1%
May-93                  7.1%
Jun-93                  7.0%
Jul-93                  6.9%
Aug-93                  6.8%
Sep-93                  6.7%
Oct-93                  6.8%
Nov-93                  6.6%
Dec-93                  6.5%
Jan-94                  6.8%
Feb-94                  6.6%
Mar-94                  6.5%
Apr-94                  6.4%
May-94                  6.1%
Jun-94                  6.1%
Jul-94                  6.3%
Aug-94                  6.0%
Sep-94                  5.8%
Oct-94                  5.8%
Nov-94                  5.6%
Dec-94                  5.5%
Jan-95                  5.6%
Feb-95                  5.4%
Mar-95                  5.3%
Apr-95                  5.8%
May-95                  5.8%
Jun-95                  5.6%
Jul-95                  5.6%
Aug-95                  5.7%
Sep-95                  5.6%
Oct-95                  5.5%
Nov-95                  5.7%
Dec-95                  5.6%
Jan-96                  5.6%
Feb-96                  5.5%
Mar-96                  5.6%
Apr-96                  5.5%
May-96                  5.6%
Jun-96                  5.3%
Jul-96                  5.5%
Aug-96                  5.1%
Sep-96                  5.2%
Oct-96                  5.2%
Nov-96                  5.3%
Dec-96                  5.4%
Jan-97                  5.3%
Feb-97                  5.3%
Mar-97                  5.1%
Apr-97                  5.0%
May-97                  4.7%
Jun-97                  5.0%
Jul-97                  4.7%
Aug-97                  4.9%
Sep-97                  4.7%
Oct-97                  4.7%
Nov-97                  4.6%
Dec-97                  4.7%
Jan-98                  4.5%
Feb-98                  4.6%
Mar-98                  4.6%
Apr-98                  4.3%
May-98                  4.3%
Jun-98                  4.5%
Jul-98                  4.5%
Aug-98                  4.5%
Sep-98                  4.5%
Oct-98                  4.5%
Nov-98                  4.4%
Dec-98                  4.3%
Jan-99                  4.3%
Feb-99                  4.4%
Mar-99                  4.2%
Apr-99                  4.3%
May-99                  4.2%
Jun-99                  4.3%
Jul-99                  4.3%
Aug-99                  4.2%
Sep-99                  4.2%
Oct-99                  4.1%
Nov-99                  4.1%
Dec-99                  4.1%
Source: BLOOMBERG L.P.

INFLATION

Price inflation continued to remain well contained. The Consumer Price Index
(CPI) rose a modest 2.7% during 1999. Its core rate (which excludes the more volatile food and energy components) rose just 1.9%. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 1.5% for 1999. The Employment Cost Index, which measures inflation in wages, salaries and benefits, was also well contained, increasing just 3.4% for the year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION                                  MONTHLY EMPLOYMENT  MONTHLY CONSUMER
                                                           COST INDEX        PRICE INDEX
Jan-90                                                               5.5%              5.2%
Feb-90                                                               5.5%              5.3%
Mar-90                                                               5.5%              5.2%
Apr-90                                                               5.4%              4.7%
May-90                                                               5.4%              4.4%
Jun-90                                                               5.4%              4.7%
Jul-90                                                               5.2%              4.8%
Aug-90                                                               5.2%              5.6%
Sep-90                                                               5.2%              6.2%
Oct-90                                                               4.9%              6.3%
Nov-90                                                               4.9%              6.3%
Dec-90                                                               4.9%              6.1%
Jan-91                                                               4.6%              5.7%
Feb-91                                                               4.6%              5.3%
Mar-91                                                               4.6%              4.9%
Apr-91                                                               4.6%              4.9%
May-91                                                               4.6%              5.0%
Jun-91                                                               4.6%              4.7%
Jul-91                                                               4.3%              4.4%
Aug-91                                                               4.3%              3.8%
Sep-91                                                               4.3%              3.4%
Oct-91                                                               4.3%              2.9%
Nov-91                                                               4.3%              3.0%
Dec-91                                                               4.3%              3.1%
Jan-92                                                               4.0%              2.6%
Feb-92                                                               4.0%              2.8%
Mar-92                                                               4.0%              3.2%
Apr-92                                                               3.6%              3.2%
May-92                                                               3.6%              3.0%
Jun-92                                                               3.6%              3.1%
Jul-92                                                               3.5%              3.2%
Aug-92                                                               3.5%              3.1%
Sep-92                                                               3.5%              3.0%
Oct-92                                                               3.5%              3.2%
Nov-92                                                               3.5%              3.0%
Dec-92                                                               3.5%              2.9%
Jan-93                                                               3.5%              3.3%
Feb-93                                                               3.5%              3.2%
Mar-93                                                               3.5%              3.1%
Apr-93                                                               3.6%              3.2%
May-93                                                               3.6%              3.2%
Jun-93                                                               3.6%              3.0%
Jul-93                                                               3.6%              2.8%
Aug-93                                                               3.6%              2.8%
Sep-93                                                               3.6%              2.7%
Oct-93                                                               3.5%              2.8%
Nov-93                                                               3.5%              2.7%
Dec-93                                                               3.5%              2.7%
Jan-94                                                               3.2%              2.5%
Feb-94                                                               3.2%              2.5%
Mar-94                                                               3.2%              2.5%
Apr-94                                                               3.2%              2.4%
May-94                                                               3.2%              2.3%
Jun-94                                                               3.2%              2.5%
Jul-94                                                               3.2%              2.8%
Aug-94                                                               3.2%              2.9%
Sep-94                                                               3.2%              3.0%
Oct-94                                                               3.0%              2.6%
Nov-94                                                               3.0%              2.7%
Dec-94                                                               3.0%              2.7%
Jan-95                                                               2.9%              2.8%
Feb-95                                                               2.9%              2.9%
Mar-95                                                               2.9%              2.9%
Apr-95                                                               2.9%              3.1%
May-95                                                               2.9%              3.2%
Jun-95                                                               2.9%              3.0%
Jul-95                                                               2.7%              2.8%
Aug-95                                                               2.7%              2.6%
Sep-95                                                               2.7%              2.5%
Oct-95                                                               2.7%              2.8%
Nov-95                                                               2.7%              2.6%
Dec-95                                                               2.7%              2.5%
Jan-96                                                               2.8%              2.7%
Feb-96                                                               2.8%              2.7%
Mar-96                                                               2.8%              2.8%
Apr-96                                                               2.9%              2.9%
May-96                                                               2.9%              2.9%
Jun-96                                                               2.9%              2.8%
Jul-96                                                               2.8%              3.0%
Aug-96                                                               2.8%              2.9%
Sep-96                                                               2.8%              3.0%
Oct-96                                                               2.9%              3.0%
Nov-96                                                               2.9%              3.3%
Dec-96                                                               2.9%              3.3%
Jan-97                                                               2.9%              3.0%
Feb-97                                                               2.9%              3.0%
Mar-97                                                               2.9%              2.8%
Apr-97                                                               2.8%              2.5%
May-97                                                               2.8%              2.2%
Jun-97                                                               2.8%              2.3%
Jul-97                                                               3.0%              2.2%
Aug-97                                                               3.0%              2.2%
Sep-97                                                               3.0%              2.2%
Oct-97                                                               3.3%              2.1%
Nov-97                                                               3.3%              1.8%
Dec-97                                                               3.3%              1.7%
Jan-98                                                               3.3%              1.6%
Feb-98                                                               3.3%              1.4%
Mar-98                                                               3.3%              1.4%
Apr-98                                                               3.5%              1.4%
May-98                                                               3.5%              1.7%
Jun-98                                                               3.5%              1.7%
Jul-98                                                               3.7%              1.7%
Aug-98                                                               3.7%              1.6%
Sep-98                                                               3.7%              1.5%
Oct-98                                                               3.4%              1.5%
Nov-98                                                               3.4%              1.5%
Dec-98                                                               3.4%              1.6%
Jan-99                                                               3.0%              1.7%
Feb-99                                                               3.0%              1.6%
Mar-99                                                               3.0%              1.7%
Apr-99                                                               3.2%              2.3%
May-99                                                               3.2%              2.1%
Jun-99                                                               3.2%              2.0%
Jul-99                                                               3.1%              2.1%
Aug-99                                                               3.1%              2.3%
Sep-99                                                               3.1%              2.6%
Oct-99                                                               3.4%              2.6%
Nov-99                                                               3.4%              2.6%
Dec-99                                                               3.4%              2.7%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although there is little evidence of accelerating core inflation, the Federal Reserve (the Fed) has expressed concern that if labor markets continue to tighten, increases in wages could outpace productivity growth. In such an environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.2% in 1998 and at 2.9% during 1999, continuing a healthy trend that began in 1996.











ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN PERFORMANCE                MSCE-EAFE INDEX  S&P 500 INDEX  RUSSELL 2000 INDEX  LEHMAN AGGREGATE BOND INDEX
GROWTH OF A HYPOTHETICAL $1 INVESTMENT
Dec-98                                          $1.0000        $1.0000             $1.0000                      $1.0000
Jan-99                                          $0.9970        $1.0418             $1.0133                      $1.0071
Feb-99                                          $0.9733        $1.0094             $0.9312                      $0.9895
Mar-99                                          $1.0139        $1.0498             $0.9457                      $0.9949
Apr-99                                          $1.0549        $1.0904             $1.0305                      $0.9981
May-99                                          $1.0006        $1.0647             $1.0455                      $0.9893
Jun-99                                          $1.0396        $1.1238             $1.0928                      $0.9862
Jul-99                                          $1.0705        $1.0887             $1.0628                      $0.9820
Aug-99                                          $1.0710        $1.0833             $1.0235                      $0.9815
Sep-99                                          $1.0818        $1.0536             $1.0237                      $0.9929
Oct-99                                          $1.1224        $1.1203             $1.0279                      $0.9966
Nov-99                                          $1.1614        $1.1430             $1.0893                      $0.9965
Dec-99                                          $1.2656        $1.2104             $1.2126                      $0.9917

COMPILED BY CHARLES SCHWAB & CO., INC.

For the first time since 1994, international stocks outperformed domestic large-cap stocks. Assisted by the rebound in Asian markets, international stocks, as represented by the MSCI EAFE Index, achieved a total return of 26.96% for 1999 versus 21.04% for the S&P 500 Index. Within the S&P 500, growth stocks in general, and technology growth stocks in particular, continued to be the strongest performing style for the period. Small-cap stocks, as represented by the Russell 2000 Index, also experienced a positive return of 21.26% for the year.

Reflecting the rise in intermediate and long-term interest rates, fixed income returns were generally weak for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were (0.82)% for the year.

TREASURY BOND YIELDS

Continuing a trend which began in October 1998, both long-term and intermediate-term rates continued to climb upward during the reporting period. The primary drivers of this upward trend were scaled back concerns about the impact of international economic problems and continued strong growth of the domestic economy, which shows no immediate signs of slowing.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS  30-YEAR TREASURY BOND YIELD  FIVE-YEAR TREASURY NOTE YIELD
1/1/1999                                                          5.10%                          4.54%
1/8/1999                                                          5.27%                          4.73%
1/15/1999                                                         5.11%                          4.55%
1/22/1999                                                         5.08%                          4.52%
1/29/1999                                                         5.09%                          4.55%
2/5/1999                                                          5.35%                          4.86%
2/12/1999                                                         5.42%                          4.96%
2/19/1999                                                         5.39%                          4.99%
2/26/1999                                                         5.58%                          5.22%
3/5/1999                                                          5.60%                          5.22%
3/12/1999                                                         5.53%                          5.06%
3/19/1999                                                         5.56%                          5.08%
3/26/1999                                                         5.59%                          5.08%
4/2/1999                                                          5.46%                          4.96%
4/9/1999                                                          5.46%                          4.96%
4/16/1999                                                         5.57%                          5.11%
4/23/1999                                                         5.60%                          5.14%
4/30/1999                                                         5.66%                          5.21%
5/7/1999                                                          5.81%                          5.37%
5/14/1999                                                         5.92%                          5.50%
5/21/1999                                                         5.75%                          5.43%
5/28/1999                                                         5.83%                          5.58%
6/4/1999                                                          5.96%                          5.73%
6/11/1999                                                         6.16%                          5.91%
6/18/1999                                                         5.97%                          5.73%
6/25/1999                                                         6.15%                          5.89%
7/2/1999                                                          6.00%                          5.69%
7/9/1999                                                          6.00%                          5.69%
7/16/1999                                                         5.88%                          5.55%
7/23/1999                                                         6.03%                          5.69%
7/30/1999                                                         6.10%                          5.79%
8/6/1999                                                          6.18%                          5.91%
8/13/1999                                                         6.10%                          5.86%
8/20/1999                                                         5.99%                          5.77%
8/27/1999                                                         5.98%                          5.77%
9/3/1999                                                          6.02%                          5.77%
9/10/1999                                                         6.04%                          5.78%
9/17/1999                                                         6.06%                          5.75%
9/24/1999                                                         5.97%                          5.66%
10/1/1999                                                         6.13%                          5.86%
10/8/1999                                                         6.20%                          5.95%
10/15/1999                                                        6.26%                          5.97%
10/22/1999                                                        6.35%                          6.10%
10/29/1999                                                        6.16%                          5.95%
11/5/1999                                                         6.06%                          5.86%
11/12/1999                                                        6.04%                          5.86%
11/19/1999                                                        6.16%                          5.99%
11/26/1999                                                        6.23%                          6.05%
12/3/1999                                                         6.25%                          6.07%
12/10/1999                                                        6.17%                          5.98%
12/17/1999                                                        6.37%                          6.19%
12/24/1999                                                        6.49%                          6.31%
12/31/1999                                                        6.48%                          6.34%
Source: BLOOMBERG L.P.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates increased approximately 1% during 1999. Until the April CPI report, the economy demonstrated continued signs of growth with no significant evidence of accelerating inflation or indications that the Fed would move to change short-term rates. Following the unexpectedly high April CPI report, the Fed adopted a "tightening" bias in May, followed by a 0.25% increase in the Federal Funds Rate at the June meeting.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999 YIELDS ON 90-DAY COMMERCIAL PAPER
AND THREE-MONTH TREASURY BILLS
                                        THREE-MONTH TREASURY BILL  90-DAY COMMERCIAL PAPER
1/1/1999                                                    4.46%                    4.78%
1/8/1999                                                    4.48%                    4.75%
1/15/1999                                                   4.43%                    4.76%
1/22/1999                                                   4.34%                    4.76%
1/29/1999                                                   4.45%                    4.75%
2/5/1999                                                    4.49%                    4.76%
2/12/1999                                                   4.52%                    4.78%
2/19/1999                                                   4.56%                    4.80%
2/26/1999                                                   4.67%                    4.81%
3/5/1999                                                    4.60%                    4.83%
3/12/1999                                                   4.59%                    4.81%
3/19/1999                                                   4.49%                    4.81%
3/26/1999                                                   4.49%                    4.81%
4/2/1999                                                    4.39%                    4.82%
4/9/1999                                                    4.35%                    4.80%
4/16/1999                                                   4.31%                    4.79%
4/23/1999                                                   4.41%                    4.78%
4/30/1999                                                   4.54%                    4.77%
5/7/1999                                                    4.60%                    4.79%
5/14/1999                                                   4.65%                    4.79%
5/21/1999                                                   4.58%                    4.83%
5/28/1999                                                   4.64%                    4.84%
6/4/1999                                                    4.54%                    4.87%
6/11/1999                                                   4.73%                    4.90%
6/18/1999                                                   4.65%                    5.00%
6/25/1999                                                   4.79%                    5.03%
7/2/1999                                                    4.67%                    5.13%
7/9/1999                                                    4.68%                    5.11%
7/16/1999                                                   4.66%                    5.10%
7/23/1999                                                   4.66%                    5.11%
7/30/1999                                                   4.75%                    5.12%
8/6/1999                                                    4.80%                    5.18%
8/13/1999                                                   4.71%                    5.24%
8/20/1999                                                   4.83%                    5.27%
8/27/1999                                                   4.99%                    5.30%
9/3/1999                                                    4.91%                    5.31%
9/10/1999                                                   4.73%                    5.31%
9/17/1999                                                   4.65%                    5.33%
9/24/1999                                                   4.78%                    5.33%
10/1/1999                                                   4.86%                    5.30%
10/8/1999                                                   4.79%                    5.90%
10/15/1999                                                  5.05%                    5.87%
10/22/1999                                                  5.05%                    5.96%
10/29/1999                                                  5.09%                    5.90%
11/5/1999                                                   5.12%                    5.88%
11/12/1999                                                  5.22%                    5.78%
11/19/1999                                                  5.22%                    5.79%
11/26/1999                                                  5.29%                    5.78%
12/3/1999                                                   5.25%                    5.83%
12/10/1999                                                  5.28%                    5.84%
12/17/1999                                                  5.44%                    5.89%
12/24/1999                                                  5.45%                    6.00%
12/31/1999                                                  5.33%                    5.78%
Source: BLOOMBERG L.P.

Throughout the remainder of the year, the Fed continued to express concern about the potential for a buildup of inflationary imbalances that could undermine the favorable performance of the economy. The Fed raised the Federal Funds Rate by 0.25% two additional times in August and November. The target Federal Funds Rate was 5.50% at the end of the reporting period and there was a widespread expectation by most economists that the Fed may adopt further rate increases during 2000.

SHORT-TERM MUNICIPAL INTEREST RATES

During the first part of the year, strong demand coupled with low issuance caused short-term municipal rates to slowly decline. As the April tax deadline approached, demand for short-term municipal securities decreased, causing municipal short-term interest rates to rise. The onset of the municipal note season in early June, which saw an increase in their supply, coincided with the Fed's continued bias toward raising rates. This resulted in higher short-term municipal rates.

During the second half of the year, short-term municipal rates rose in step with taxable rates, and maintained a relatively stable position relative to taxable commercial paper yields.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

90-DAY MUNICIPAL COMMERCIAL PAPER YIELD
01/01/1999                               2.95%
01/08/1999                               2.85%
01/15/1999                               2.90%
01/22/1999                               2.85%
01/29/1999                               2.80%
02/05/1999                               2.70%
02/12/1999                               2.70%
02/19/1999                               2.70%
02/26/1999                               2.85%
03/05/1999                               3.00%
03/12/1999                               3.15%
03/19/1999                               3.15%
03/26/1999                               3.10%
04/02/1999                               3.10%
04/09/1999                               3.00%
04/16/1999                               3.15%
04/23/1999                               3.20%
04/30/1999                               3.20%
05/07/1999                               3.20%
05/14/1999                               3.15%
05/21/1999                               3.12%
05/28/1999                               3.10%
06/04/1999                               2.95%
06/11/1999                               3.10%
06/18/1999                               3.30%
06/25/1999                               3.50%
07/02/1999                               3.25%
07/09/1999                               3.20%
07/16/1999                               3.30%
07/23/1999                               3.35%
07/30/1999                               3.35%
08/06/1999                               3.25%
08/13/1999                               3.40%
08/20/1999                               3.40%
08/27/1999                               3.45%
09/03/1999                               3.45%
09/10/1999                               3.50%
09/17/1999                               3.50%
09/24/1999                               3.55%
10/01/1999                               3.75%
10/08/1999                               3.70%
10/15/1999                               3.75%
10/22/1999                               3.80%
10/29/1999                               3.80%
11/05/1999                               3.75%
11/12/1999                               3.75%
11/19/1999                               3.85%
11/26/1999                               3.85%
12/03/1999                               3.85%
12/10/1999                               3.80%
12/17/1999                               3.85%
12/24/1999                               3.90%
12/31/1999                               3.90%
Source: BLOOMBERG L.P.

  THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

WALTER BEVERIDGE--portfolio manager, has managed the Schwab Municipal Money Fund since April 1992, when he joined CSIM; the Schwab Pennsylvania Municipal Money Fund since its inception in February 1998; and the Schwab Florida Municipal Money Fund since its inception in March 1998. Walter also managed the Schwab California Municipal Money Fund from April 1992 through November 1997 and the Schwab New York Municipal Money Fund from its inception in February 1995 through November 1997. Prior to joining CSIM, Walter was a portfolio manager for the Benham Group.

CHARLES SOULIS--portfolio manager, has managed the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund since he joined CSIM in December 1997, and the Schwab New Jersey Municipal Money Fund since its inception in February 1998. Prior to joining CSIM, Charles was a portfolio manager for Wells Capital Management.

SCHWAB MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 12/31/99(1)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Seven-Day Yield                                         3.83%                4.04%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               3.90%                4.12%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   6.46%                6.82%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal tax-exempt income paid by the Schwab Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 5.29% as of 12/28/99 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                0.82%                1.17%
--------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab Municipal Money Fund invests in high-quality, municipal money market securities from state issuers around the country and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 1999, and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 1999 is provided in the Schedule of Investments later in this report.

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 12/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations                           56.4%
Tender Option Bonds                                 13.7%
Tax-Exempt Commercial Paper                          8.5%
Put Bonds                                            7.5%
Anticipation Notes                                   8.8%
Revenue Bonds                                        3.8%
Other                                                0.1%
General Obligations & Certificate of Participation   1.2%

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 3.65%, 3.72% and 6.16%, respectively, for Sweep Shares, and 3.85%, 3.92% and 6.49%, respectively, for Value Advantage Shares.

(2) Taxable-equivalent yield assumes a 1999 maximum federal income tax rate of 39.60%.

(3) Income may be subject to state and local taxes and the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 305 funds in the first-tier category of taxable money funds as of 12/28/99.

(5) Represents seven-day period ended 12/28/99, the last day of the reporting period for which IBC data was available. This yield advantage relationship was not consistent throughout the reporting period.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 12/31/99(1)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Seven-Day Yield                                         3.37%                3.57%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               3.43%                3.63%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   6.26%                6.63%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and California tax-exempt income paid by the Schwab California Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 5.29% as of 12/28/99 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                0.62%                1.03%
--------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab California Municipal Money Fund invests in high-quality money market securities from California issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 1999, and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 1999 is provided in the Schedule of Investments later in this report.

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 12/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations    42.1%
Anticipation Notes           21.4%
Tax-Exempt Commercial Paper  20.5%
Tender Option Bonds          11.9%
Other                         4.1%

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 3.18%, 3.23% and 5.90%, respectively, for Sweep Shares, and 3.39%, 3.45% and 6.30%, respectively, for Value Advantage Shares.

(2) Taxable-equivalent yield assumes a 1999 maximum combined federal regular income tax and California state personal rate of 45.22%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 305 funds in the first-tier category of the taxable money funds as of 12/28/99.

(5) Represents seven-day period ended 12/28/99, the last day of the reporting period for which IBC data was available. This relationship was not consistent throughout the reporting period.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 12/31/99(1)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Seven-Day Yield                                         3.64%                3.88%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               3.71%                3.95%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   6.88%                7.32%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and New York state and New York local tax-exempt income paid by the Schwab New York Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 5.29% as of 12/28/99 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                1.20%                1.66%
--------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab New York Municipal Money Fund invests in high-quality money market securities from New York issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 1999 is provided in the Schedule of Investments later in this report.

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 12/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations    35.9%
Tender Option Bonds          20.8%
Anticipation Notes           19.2%
Tax-Exempt Commercial Paper  16.6%
General Obligations           3.3%
Revenue Bonds                 4.2%

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 3.44%, 3.50% and 6.49%, respectively, for Sweep Shares, and 3.64%, 3.71% and 6.88%, respectively, for Value Advantage Shares.

(2) Taxable-equivalent yield assumes a 1999 maximum combined federal income tax and New York state and New York City personal rate of 46.05%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 305 funds in the first-tier category of the taxable money funds as of 12/28/99.

(5) Represents seven-day period ended 12/28/99, the last day of the reporting period for which IBC data was available. This relationship was not consistent throughout the reporting period.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 12/31/99(1)

                                                     SWEEP SHARES
------------------------------------------------------------------------
Seven-Day Yield                                         3.66%
------------------------------------------------------------------------
Seven-Day Effective Yield                               3.73%
------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   6.60%
------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and New Jersey tax-exempt income paid by the Schwab New Jersey Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 5.29% as of 12/28/99 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES
------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                0.95%
------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab New Jersey Municipal Money Fund invests in high-quality money market securities from New Jersey issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 1999 is provided in the Schedule of Investments later in this report.

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 12/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations    41.4%
Anticipation Notes           20.1%
Tender Option Bonds          20.1%
Revenue Bonds                 7.1%
General Obligations           1.7%
Tax-Exempt Commercial Paper   9.6%

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 3.38%, 3.44% and 6.08%, respectively.

(2) Taxable-equivalent yield assumes a 1999 maximum combined federal regular income and New Jersey state personal income tax rate of 43.45%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 305 funds in the first-tier category of the taxable money funds as of 12/28/99.

(5) Represents seven-day period ended 12/28/99, the last day of the reporting period for which IBC data was available. This relationship was not consistent throughout the reporting period.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 12/31/99(1)

                                                     SWEEP SHARES
------------------------------------------------------------------------
Seven-Day Yield                                         3.81%
------------------------------------------------------------------------
Seven-Day Effective Yield                               3.88%
------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   6.61%
------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and Pennsylvania tax-exempt income paid by the Schwab Pennsylvania Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 5.29% as of 12/28/99 for first-tier taxable money funds:(4)

                                                     SWEEP SHARES
------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                0.91%
------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab Pennsylvania Municipal Money Fund invests in high-quality money market securities from Pennsylvania issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 1999 is provided in the Schedule of Investments later in this report.

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 12/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations          50.0%
Tender Option Bonds                15.0%
Revenue Bonds                       8.8%
Anticipation Notes                  7.1%
Tax-Exempt Commercial Paper        12.9%
General Obligations and Put Bonds   6.2%

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 3.54%, 3.60% and 6.13%, respectively.

(2) Taxable-equivalent yield assumes a 1999 maximum combined federal regular income and Pennsylvania state personal income tax rate of 41.29%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 305 funds in the first-tier category of the taxable money funds as of 12/28/99.

(5) Represents seven-day period ended 12/28/99, the last day of the reporting period for which IBC data was available. This relationship was not consistent throughout the reporting period.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 12/31/99(1)

                                                     SWEEP SHARES
------------------------------------------------------------------------
Seven-Day Yield                                         3.82%
------------------------------------------------------------------------
Seven-Day Effective Yield                               3.89%
------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   6.44%
------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the tax-exempt income paid by the Schwab Florida Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 5.29% as of 12/28/99 for first-tier taxable money funds.(4) The Fund also seeks to invest so that its shares are exempt from the Florida intangible tax.

                                                     SWEEP SHARES
------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                0.79%
------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab Florida Municipal Money Fund invests in high-quality money market securities from Florida issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 1999 is provided in the Schedule of Investments later in this report.

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 12/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations                              65.9%
Tax-Exempt Commercial Paper                            11.0%
Tender Option Bonds                                     5.0%
Revenue Bonds                                           4.5%
Anticipation Notes                                      7.8%
General Obligations and Certificates of Participation   3.2%
Mandatory Put Bonds                                     2.6%

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day, seven-day effective and seven-day taxable equivalent yields for the fund would have been 3.55%, 3.61% and 5.98%, respectively.

(2) Taxable-equivalent yield assumes a 1999 maximum federal income tax rate of 39.6%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 305 funds in the first-tier category of the taxable money funds as of 12/28/99.

(5) Represents seven-day period ended 12/28/99, the last day of the reporting period for which IBC data was available. This relationship was not consistent throughout the reporting period.

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. CAN YOU DESCRIBE THE SHORT-TERM INTEREST RATE ENVIRONMENT DURING THE ONE-YEAR REPORTING PERIOD?

A. Short-term interest rates remained relatively stable during the first half of the reporting period as the economy demonstrated continued signs of growth. The unexpectedly high April Consumer Price Index (CPI) report, however, renewed inflation fears and increased the possibility of potential action by the Federal Reserve (the Fed). In May, the Fed gave its first indication that they were concerned about increasing inflationary pressure by adopting a "tightening" bias, causing short-term rates to edge upward toward the end of the first half of the reporting period.

The Fed maintained its vigilant stance as the economy continued to grow at a robust pace and the labor markets remained very tight. Concerned that inflationary imbalances could undermine the favorable performance of the economy, the Fed took steps to slow growth by raising short-term interest rates by 0.25% on June 30th. This rate increase was followed by two additional increases of 0.25%, in August and November, bringing the Federal Funds Rate to 5.50% as of the end of the reporting period.

During much of the year there was a great deal of concern about the potential effect of Y2K on short-term interest rates. These concerns were largely controlled by the Fed's willingness to provide liquidity and the positive reports about Y2K preparations. As a result, there was very little pressure on short-term rates toward the close of the reporting period.

Municipal short-term rates slowly declined during the first part of the year due to low issuance and strong demand for short-term municipal securities. As the April tax deadline approached, lower demand for short-term municipal securities caused interest rates to rise. The increase in rates gained momentum as the Fed indicated a bias toward raising rates, which coincided with the additional supply created by the beginning of municipal note season in early June. During the second half of the year, short-term municipal rates rose in step with taxable rates and settled into a narrow range as a percentage of short-term taxable securities.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUNDS' PORTFOLIOS TO RESPOND TO CHANGES IN INTEREST RATES?

A. During the first half of the reporting period we managed the portfolios in order to capitalize on the seasonal cycles typical of demand notes, a type of variable rate short-term municipal security. In anticipation of lower rates for demand notes in January 1999, we took the opportunity to extend the maturities of the funds at the end of December 1998. This allowed the funds to lock in higher rates and to be insulated from the lower rates typical of demand notes in January.

Due to the uncertainty related to a possible change in interest rates by the Fed and decreased issuance of short-term municipal securities (down 20% January-May vs. same period in 1998), the funds maintained a somewhat neutral strategy throughout most of the first half of the year, with dollar-weighted average maturities (DWAMs) comparable to other funds with similar investment objectives. The portfolio managers began extending the DWAMs in June to take advantage of the seasonal note supply. As the year came to a close we began to further extend the portfolios, DWAMs to take advantage of higher rates offered on fixed-rate short-term securities. By investing in these instruments, we were able to insulate the funds from exposure to lower yielding securities that typically are offered at the beginning of every year.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN CALIFORNIA?

A. California continues to enjoy a sustained economic recovery with employment and income growth continuing to exceed expectations. During 1999, California's non-farm employment gains were 3.3%, 50% higher than the nation's growth rate and continuing a several-year trend of surpassing the national trend. Looking forward, non-farm employment is estimated to grow by 2.9% in 2000, adding over 400,000 new jobs, then up again 2.5% in 2001. It is anticipated that California will see continued moderate growth across most industry sectors. California should also benefit from increased economic vibrancy in Asia as well as continued strong export growth to Mexico and increasing exports to Europe, Canada and Middle East.

The continued state economic improvement has allowed for an accumulation of budget reserves and an easing of some of the spending restrictions imposed during the last recession. At fiscal year end June 30, 1999, the state had a budget surplus of approximately $2.4 billion. Due to continued strong revenue growth during the first half of the current fiscal year, the state now projects an approximate $3 billion budget reserve at fiscal year end June 30, 2000. As in prior years, budget adjustments may be necessary to keep spending in line with revenues. Lawmakers will continue to address the challenge of balancing mandated spending requirements for education and public safety against the need for maintaining and upgrading public infrastructure. Therefore, the state's financial position may be somewhat static over the next 12 months.

We are satisfied that the California securities held by the California Municipal Money Fund represent minimal credit risk and we will, as always, continue to monitor the state's economic situation closely. California's current credit ratings are Aa3 from Moody's Investor Service, AA- from Standard & Poor's Corporation, and AA- from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW YORK?

A. A diverse economic base and the central role New York City continues to play in international finance, tourism and other service-related businesses support New York State's satisfactory credit quality. The state entered the 1990 recession earlier than others and its recovery has been slower and less robust. For the 1997-98 fiscal year the state predicted a 1.4% increase in employment but actually experienced a 1.9% increase, the highest level during the last 10 years. Economic growth may continue to be constrained by ongoing structural changes in the economy such as corporate downsizing or relocation and cutbacks in defense spending.

In spite of budgetary surpluses in seven of the last eight years, New York still faces the challenge of resolving long-standing general fund imbalances. Receipts in fiscal 1999 were revised at mid-year but still exceeded projections by $750 million. The total surplus of $1.79 billion has been earmarked to offset tax cuts enacted in the last three years that total $3.5 billion. The difference is expected to be met by revenue growth and spending at levels below inflation. Although the state's economic projections are reasonable and in line with independent institutions, much of the growth is reliant on continued strength in the financial services sector. This reliance is a weakness given the unlikely event that the financial services sector will continue to produce the outstanding results of the last three years.

We are satisfied that the New York securities held by the New York Municipal Money Fund represent minimal credit risk and we will continue to monitor the state's economic situation closely. New York's current credit ratings are A2 from Moody's Investor Service, A+ from Standard & Poor's Corporation and A+ from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW JERSEY?

A. New Jersey's above average credit quality is derived from its diversified economy, high personal income levels (second only to Connecticut) and strong control of the state's finances. Just like much of the Northeast region, New Jersey was severely impacted by the recession of the early 1990s. Although recovery came slowly; a spike in job growth in 1997 that continued in 1998 allowed the state to return to its pre-recession level of total employment and register the best two year period of growth since 1987-1988. Near-term economic growth may be constrained by ongoing structural changes in the economy, such as corporate downsizing or relocation.

Over the last few years, increasing tax revenues, use of non-recurring financial resources and spending controls have generated excess revenues that provide the state a financial cushion of approximately 5.5% of its annual expenditures. The state's 2000 budget generally follows the track of prior years with no new taxes and a focus on educational and environmental spending.

As in prior years, higher spending is expected to be offset by a 4.3% increase in total revenue. Therefore, while the state may see higher revenues over the next 12 months, it may not be able to make a significant improvement in its general fund reserves. Further, while the state's economic projections are reasonable and in line with independent institutions, much of the growth is reliant on continued strength in the financial services sector. This reliance is a weakness given the unlikely event that the financial services sector will continue to produce the outstanding results of the last three years.

We are satisfied that the New Jersey securities held by the New Jersey Municipal Money Fund represent minimal credit risk and we will continue to monitor the state's economic situation closely. New Jersey's current credit ratings are Aa1 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA+ from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN PENNSYLVANIA?

A. Pennsylvania's above average credit quality is derived from its conservative financial management, slow but improving job growth, economic diversification and moderate debt levels. Just like much of the region, Pennsylvania was severely impacted by the recession of the early 1990s. Recovery came slowly with annual increases in non-farm payroll from 1991 to 1996, registering less than half the national rate. This slow but steady pace of job growth, coupled with a somewhat better showing in 1997, brought the state's total employment to 7% above the pre-recession peak. Continued economic growth may be constrained by ongoing structural changes in the economy, especially in the manufacturing sector.

In each of the last seven years Pennsylvania has generated operating surpluses. This has allowed the state to make contributions to its Rainy Day Fund that now totals more than $982 million or approximately 5% of 1999 revenues. The state's 2000 budget was adopted prior to the start of the new year on July 1, and generally follows the governor's proposal of additional tax relief for both corporations and individuals and an expected use of most of the accumulated General Fund surplus. Given the historically conservative revenue growth projections, the state is not expected to make a significant draw on its reserves in fiscal 2000. However, future economic growth may be slower than projected and may cause budgetary constraints, leading to spending reductions and possible depletion of accumulated reserves.

We are satisfied that the Pennsylvania securities held by the Pennsylvania Municipal Money Fund represent minimal credit risk and we will continue to monitor the state's economic situation closely. Pennsylvania's current credit ratings are Aa3 from Moody's Investor Service, AA from Standard & Poor's Corporation and AA from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN FLORIDA?

A. Sustained rapid growth has led to Florida becoming the fourth largest state in the nation. The state continues to see its economy diversify into trade, services, finance and exports, thus greatly reducing its previous dependence on agriculture and tourism. This economic diversification, along with moderate debt levels and successful financial operations, has contributed to Florida's above average credit quality. As the state has grown, it has successfully met the challenge of funding its growth while maintaining a balanced budget through a combination of budgetary control and management restraint during periods of economic weakness. With sales tax revenues accounting for approximately 70% of total revenues, Florida has taken steps to increase its financial reserves by establishing the Budget Stabilization Fund. Through the end of fiscal 1999, this fund has grown to about 5% of General Fund revenues, meeting the state's target.

We are satisfied that the Florida securities held by the Florida Municipal Money Fund represent minimal credit risk and we will continue to monitor that state's economic situation closely. Florida's current credit ratings are Aa2 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA from Fitch IBCA, Inc., three well-known rating agencies.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the Federal Funds Rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

SCHWAB MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

                                                     SWEEP   VALUE ADVANTAGE
                                                    SHARES        SHARES
-----------------------------------------------------------------------------
Last seven days                                      3.83%           4.04%
-----------------------------------------------------------------------------
Last three months                                    3.00%           3.21%
-----------------------------------------------------------------------------
Last 12 months                                       2.66%           2.87%
-----------------------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99    6/30/99    9/30/99    12/31/99
----------------------------------------------------------------
0-15 days                72.4%      69.5%      71.5%      68.4%
----------------------------------------------------------------
16-30 days                0.2%       2.3%       1.8%       4.3%
----------------------------------------------------------------
31-60 days                7.0%       4.8%       2.1%       3.5%
----------------------------------------------------------------
61-90 days                6.2%       3.1%       1.5%       3.4%
----------------------------------------------------------------
91-120 days               6.5%       2.7%       1.3%       2.3%
----------------------------------------------------------------
More than 120 days        7.7%      17.6%      21.8%      18.1%
----------------------------------------------------------------
Weighted average       35 days    66 days    62 days    48 days
----------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

                                                     SWEEP   VALUE ADVANTAGE
                                                    SHARES        SHARES
-----------------------------------------------------------------------------
Last seven days                                      3.37%           3.57%
-----------------------------------------------------------------------------
Last three months                                    2.70%           2.90%
-----------------------------------------------------------------------------
Last 12 months                                       2.39%           2.59%
-----------------------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99    6/30/99    9/30/99    12/31/99
----------------------------------------------------------------
0-15 days                68.3%      64.9%      65.8%      53.3%
----------------------------------------------------------------
16-30 days                0.3%       3.8%       2.1%       4.8%
----------------------------------------------------------------
31-60 days                5.0%       5.8%       5.3%       1.3%
----------------------------------------------------------------
61-90 days                8.0%       5.5%       1.3%       8.9%
----------------------------------------------------------------
91-120 days               9.7%       3.2%       0.0%       4.8%
----------------------------------------------------------------
More than 120 days        8.7%      16.8%      25.5%      26.9%
----------------------------------------------------------------
Weighted average       36 days    72 days    78 days    71 days
----------------------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

PORTFOLIO HIGHLIGHTS

SCHWAB NEW YORK MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

                                                     SWEEP   VALUE ADVANTAGE
                                                    SHARES        SHARES
-----------------------------------------------------------------------------
Last seven days                                      3.64%           3.88%
-----------------------------------------------------------------------------
Last three months                                    2.91%           3.15%
-----------------------------------------------------------------------------
Last 12 months                                       2.56%           2.80%
-----------------------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99    6/30/99    9/30/99    12/31/99
----------------------------------------------------------------
0-15 days                70.0%      67.2%      71.7%      56.0%
----------------------------------------------------------------
16-30 days                1.0%       0.0%       0.6%       1.3%
----------------------------------------------------------------
31-60 days                7.3%      10.4%       1.8%       3.0%
----------------------------------------------------------------
61-90 days                5.9%       5.1%       4.3%      14.0%
----------------------------------------------------------------
91-120 days               3.3%       2.9%       3.0%       2.4%
----------------------------------------------------------------
More than 120 days       12.5%      14.4%      18.6%      23.3%
----------------------------------------------------------------
Weighted average       44 days    59 days    59 days    71 days
----------------------------------------------------------------

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

                                                     SWEEP
                                                    SHARES
-----------------------------------------------------------
Last seven days                                      3.66%
-----------------------------------------------------------
Last three months                                    2.90%
-----------------------------------------------------------
Last 12 months                                       2.55%
-----------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99    6/30/99    9/30/99    12/31/99
----------------------------------------------------------------
0-15 days                60.7%      65.0%      67.8%      56.8%
----------------------------------------------------------------
16-30 days                0.0%       3.4%       0.0%       4.7%
----------------------------------------------------------------
31-60 days               11.9%       1.1%       0.0%       7.5%
----------------------------------------------------------------
61-90 days                8.0%       5.7%       4.4%       8.2%
----------------------------------------------------------------
91-120 days               3.0%       1.8%       2.4%       1.2%
----------------------------------------------------------------
More than 120 days       16.4%      23.0%      25.4%      21.6%
----------------------------------------------------------------
Weighted average       60 days    71 days    68 days    68 days
----------------------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

PORTFOLIO HIGHLIGHTS

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

                                                     SWEEP
                                                    SHARES
-----------------------------------------------------------
Last seven days                                      3.81%
-----------------------------------------------------------
Last three months                                    3.00%
-----------------------------------------------------------
Last 12 months                                       2.67%
-----------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99    6/30/99    9/30/99    12/31/99
----------------------------------------------------------------
0-15 days                74.1%      71.8%      68.5%      61.0%
----------------------------------------------------------------
16-30 days                2.1%       2.2%       0.7%      12.3%
----------------------------------------------------------------
31-60 days                0.1%       2.0%       5.6%       0.0%
----------------------------------------------------------------
61-90 days                5.3%       1.6%       6.4%       0.0%
----------------------------------------------------------------
91-120 days               4.6%       1.8%       0.0%       6.3%
----------------------------------------------------------------
More than 120 days       13.8%      20.6%      18.8%      20.4%
----------------------------------------------------------------
Weighted average       42 days    62 days    59 days    58 days
----------------------------------------------------------------

SCHWAB FLORIDA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

                                                     SWEEP
                                                    SHARES
-----------------------------------------------------------
Last seven days                                      3.82%
-----------------------------------------------------------
Last three months                                    3.10%
-----------------------------------------------------------
Last 12 months                                       2.74%
-----------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99    6/30/99    9/30/99    12/31/99
----------------------------------------------------------------
0-15 days                69.2%      74.0%      72.5%      70.5%
----------------------------------------------------------------
16-30 days                2.5%       4.1%       1.0%       3.4%
----------------------------------------------------------------
31-60 days               14.4%       3.2%       5.1%       3.0%
----------------------------------------------------------------
61-90 days                4.1%       5.4%       0.6%       2.5%
----------------------------------------------------------------
91-120 days               3.1%       2.2%       0.0%       2.1%
----------------------------------------------------------------
More than 120 days        6.7%      11.1%      20.8%      18.5%
----------------------------------------------------------------
Weighted average       31 days    43 days    66 days    48 days
----------------------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999
                                              Par      Value
                                            -------  ----------
VARIABLE RATE OBLIGATIONS -- 56.0% (b)(f)
ALABAMA -- 0.6%
Alabama State IDA RB (Cash
  Value Project)
   5.50%, 01/07/00                           $3,050  $    3,050
Alabama State IDA RB (Scientific Project)
   5.70%, 01/07/00                            3,235       3,235
Birmingham, Alabama GO Series 1992A
   5.35%, 01/07/00                            5,600       5,600
Birmingham, Alabama Unlimited GO
  Refunding Bonds Series 1995
   5.45%, 01/07/00                            3,900       3,900
Citronelle, Alabama IDB Pollution Control
  Revenue Refunding Bonds (AKZO
  Chemicals, Inc. Project)
   5.60%, 01/07/00                            1,100       1,100
Decatur, Alabama IDB Solid Waste
  Disposal RB (Trico Steel Project)
  Series 1997
   5.60%, 01/07/00                            5,700       5,700
Decatur, Alabama IDRB (Alabama
  Farmers Corp.)
   5.55%, 01/07/00                            2,900       2,900
Dothan, Alabama IDB RB (Baxley
  Blowpipe Project)
   5.50%, 01/07/00                              700         700
Fort Payne, Alabama IDA Base Tax Exempt
  Adjustable Mode IDRB (Charleston
  Hosiery Project) Series 1997
   5.60%, 01/07/00                            2,000       2,000
Headland, Alabama IDB RB
  (Golden Peanut Project)
   5.70%, 01/07/00                            4,000       4,000
Indian Springs Village, Alabama Additional
  Building Authority RB (Jbruno
  Academy Project)
   5.40%, 01/07/00                            1,600       1,600
Mobile, Alabama IDB IDRB (Holman Inc.
  Project)
   5.30%, 01/05/00                            1,000       1,000
Mobile County, Alabama IDB Pollution
  Control Revenue Refunding Bonds
  (Ultraform Co. Project) Series 1995A
   5.50%, 01/07/00                            7,480       7,480
Mobile County, Alabama IDB RB
  (Ultraform Co. Project) Series 1995B
   5.50%, 01/07/00                            1,000       1,000


                                              Par      Value
                                            -------  ----------
Scottsboro, Alabama GO
   5.45%, 01/07/00                          $ 4,650  $    4,650
Tuscaloosa, Alabama IDRB (Knight
  Special Project)
   5.50%, 01/07/00                            1,180       1,180
                                                     ----------
                                                         49,095
                                                     ----------
ARIZONA -- 1.1%
Arizona Educational Loan Marketing
  Corp. RB Series A
   5.45%, 01/07/00                           12,605      12,605
Arizona Health Facilities Authority
  Hospital System RB (Arizona Volunteer
  Hospital Federation) Series 1985A
   5.40%, 01/07/00                           11,240      11,240
Arizona Health Facilities Authority
  Hospital System RB (Arizona Volunteer
  Hospital Federation) Series 1985B
   5.40%, 01/07/00                            8,855       8,855
Arizona Health Facilities Authority
  Hospital System RB (Northern Arizona
  Health Care ) Series 1996B
   5.40%, 01/07/00                           26,100      26,100
Arizona Health Facilities Authority
  Hospital System RB (Samcor Project)
  1986 Loan Pool
   5.40%, 01/07/00                            5,640       5,640
Chandler, Arizona IDA IDRB (South Bay
  Circuits Project) Series 1999A
   5.70%, 01/06/00                            2,000       2,000
Phoenix, Arizona Civic Improvement
  Excise Tax RB (Airport Improvements)
   5.80%, 01/07/00                            1,000       1,000
Phoenix, Arizona IDA RB (Vaw America
  Inc. Project)
   5.55%, 01/07/00                            3,000       3,000
Yavapai County, Arizona IDRB (Yavapai
  Regional Medical Center)
   5.40%, 01/07/00                           14,000      14,000
Yuma County, Arizona IDA M/F Housing
  RB (El Encanto Apartments) Series A
   4.85%, 01/07/00                            2,915       2,915
Yuma County, Arizona IDA RB
  (Meadowcraft, Inc. Project) Series 1997
   5.55%, 01/06/00                            1,000       1,000
                                                     ----------
                                                         88,355
                                                     ----------

                                              Par      Value
                                            -------  ----------
ARKANSAS -- 0.3%
Arkansas Development Finance Authority
  IDRB (C&C Holding Co. Project) Series 1998
   5.55%, 01/07/00                           $1,490  $    1,490
Arkansas State Development Finance
  Authority Higher Education Capitial
  RB Series 1985A
   5.40%, 01/06/00                            7,600       7,600
Fayetteville, Arkansas Public Facilities
  Board RB
   4.70%, 01/01/00                            4,000       4,000
Independence County, Arkansas IDRB
  (Ideal Baking Project)
   5.55%, 01/07/00                            5,300       5,300
Independance County, Arkansas IDRB
  (Townsends of Arkansas, Inc. Project)
   5.60%, 01/07/00                            9,000       9,000
                                                     ----------
                                                         27,390
                                                     ----------
CALIFORNIA -- 1.2%
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series 1992E-1
   5.65%, 01/07/00                            5,000       5,000
California Pollution Control Financing
  Authority Pollution Control RB
  (Southern California Edison)
  Series 1986C
   4.10%, 01/01/00                            1,200       1,200
California Pollution Control Financing
  Authority Pollution Control Revenue
  Refunding Bonds (Pacific Gas &
  Electric Co.) Series 1996C
   4.40%, 01/01/00                            6,000       6,000
California Pollution Control Financing
  Authority Pollution Control Revenue
  Refunding Bonds (Pacific Gas &
  Electric Co. ) Series 1996D
   4.40%, 01/01/00                            2,000       2,000
California Pollution Control Financing
  Authority Pollution Control Revenue
  Refunding Bonds (Pacific Gas &
  Electric Co.) Series 1996E
   4.05%, 01/01/00                            3,000       3,000
California Pollution Control Financing
  Authority Pollution Control Revenue
  Refunding Bonds (Pacific Gas &
  Electric Co. ) Series 1997B
   4.45%, 01/01/00                            9,100       9,100



                                              Par      Value
                                            -------  ----------
California Pollution Control Financing
  Authority Pollution Control Revenue
  Refunding Bonds (Shell Oil Co. Project)
  Series 1991A
   4.20%, 01/01/00                          $ 6,300  $    6,300
Irvine Ranch, California Improvement
  Bond Act 1915 Special Assessment Bonds
  (District No. 87-8)
   4.20%, 01/01/00                           14,000      14,000
Irvine Ranch, California Improvement
  Bond Act 1915 Special Assessment Bonds
  (District No. 97-17)
   4.20%, 01/01/00                           12,100      12,100
Irvine Ranch, California Improvement
  Bond Act 1915 Special Assessment Bonds
  (District No. 89-10)
   4.20%, 01/01/00                            1,000       1,000
Los Angeles County, California
  Metropolitan Transportation Authority
  Revenue Refunding Bonds Series 1993A
   4.90%, 01/07/00                            9,980       9,980
Metropolitan Water District of Southern
  California Water Works Revenue
  Refunding Bonds Series 1996A
   4.90%, 01/07/00                           15,675      15,675
Orange County, California Sanitation
  District Authority
   4.20%, 01/01/00                            2,200       2,200
San Jose, California M/F Housing RB
  (Almaden Lake Village Apartments
  Project) Series 1997A
   5.10%, 01/07/00                            7,000       7,000
Vallecitos District, California Water
  Revenue COP (Twin Oaks Reservoir
  Project)
   5.00%, 01/07/00                            2,100       2,100
West Basin, California Municipal Water
  District RB COP (Phase III Recycled
  Water) Series 1999A
   4.80%, 01/07/00                            2,600       2,600
                                                     ----------
                                                         99,255
                                                     ----------
COLORADO -- 2.6%
Adams County, Colorado Economic
  Development Authority Tax Increment
  RB (Westminster Plaza Urban Renewal
  Project)
   5.70%, 01/07/00                            6,460       6,460

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                             Par        Value
                                            -------  ----------
Adams County, Colorado IDRB (City View
  Park Project) Series 1985
   5.55%, 01/07/00                          $ 5,700  $    5,700
Arapahoe County, Colorado Industrial
  Development Revenue Refunding Bonds
  (Denver Jet Center Project) Series 1997
   4.00%, 01/01/00                            1,000       1,000
Central City, Colorado M/F Housing RB
  (Gold Mountain Apartment Project)
   5.65%, 01/07/00                            8,250       8,250
Colorado Health Facilities Authority RB
  (National Benevolent Assoc. Project)
   5.50%, 01/07/00                            1,550       1,550
Colorado Health Facilities Authority RB
  (North Colorado Medical Center Project)
   5.40%, 01/07/00                            9,300       9,300
Colorado Student Obligation Bond
  Authority Student Loan RB (Colorado
  University) Series 1990A
   5.35%, 01/07/00                           14,400      14,400
Colorado Student Obligation Bond
  Authority Student Loan RB (Colorado
  University) Series 1989A
   5.35%, 01/07/00                           29,400      29,400
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1999A-2
   5.35%, 01/07/00                           11,000      11,000
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1999A-3
   5.35%, 01/07/00                           15,000      15,000
Denver, Colorado City & County Airport
  System RB Series 1992D
   5.45%, 01/07/00                           49,400      49,400
Denver, Colorado City & County Airport
  System RB Series 1992F
   5.45%, 01/07/00                           16,000      16,000
Denver, Colorado City & County Airport
  System RB Series 1992G
   5.45%, 01/07/00                           20,000      20,000
El Paso County, Colorado RB (Colorado
  Springs World Arena)
   5.50%, 01/07/00                            2,750       2,750
Lowry, Colorado Economic Redevelopment
  Authority Revenue Bonds Series 1998A
   5.35%, 01/07/00                            8,900       8,900


                                              Par      Value
                                            -------  ----------
Pueblo County, Colorado IDRB (Kaiser
Aerospace & Electric)
   5.55%, 01/07/00                          $ 5,100  $    5,100
Smith Creek, Colorado Metropolitan
District RB Series 1997
   5.00%, 01/07/00                            2,250       2,250
Wheatridge County, Colorado IDRB
  (Leaf Inc. Project)
   5.00%, 01/07/00                           7,000       7,000
                                                     ----------
                                                        213,460
                                                     ----------
DELAWARE -- 0.0%
Sussex County, Delaware RB (Baywood
  LLC Project) Series 1997A
   5.75%, 01/05/00                            2,400       2,400
                                                     ----------
DISTRICT OF COLUMBIA -- 0.0%
District of Columbia RB (Arnold & Porter
  Project)
   5.65%, 01/06/00                            4,000       4,000
                                                     ----------
FLORIDA -- 2.3%
Arcadia, Florida Hospital RB (Desoto
  Memorial Hospital Project)
   5.45%, 01/07/00                            1,920       1,920
Dade County, Florida IDA RB (June
  Leasing Corp. Project) Series 1995
   5.15%, 01/06/00                            1,085       1,085
Dade County, Florida IDA RB
  (Michael-Ann Russell Jewish Community
  Center Project) Series 1997
   5.55%, 01/06/00                              100         100
Dade County, Florida Water & Sewer
  System Series 1994
   4.75%, 01/07/00                            8,440       8,440
Florida Capital Financing Authority RB
  (Capital Project Loan Program Project)
  Series 1997A
   5.45%, 01/07/00                           22,500      22,500
Florida Ocean Highway & Port Authority
  RB Series 1990
   5.50%, 01/07/00                            2,300       2,300
Florida State Board of Education Capital
  Outlay (Putters) Series 137
   5.52%, 01/06/00                            6,800       6,800
Florida State Finance Authority (Florida
  Hospital Association - Capital Projects
  Loan Program) Series 1998A
   4.90%, 01/07/00                            4,000       4,000

                                              Par      Value
                                            -------  ----------
Gulf Breeze, Florida RB (Local Government
   Loan Program) Series 1985B
   5.20%, 01/07/00                          $ 2,055  $    2,055
Gulf Breeze, Florida RB (Local Government
  Loan Program) Series 1985C
   5.20%, 01/07/00                            2,255       2,255
Highlands County, Florida Health Facilities
  Authority RB (Adventist Health Systems
  Project) Series 1997A
   5.40%, 01/07/00                            4,700       4,700
Hillsborough County, Florida M/F Housing
  RB (Brandon Crossing)
   4.95%, 01/07/00                              100         100
Jacksonville, Flordia Economic
  Development Community RB (Bolles
  School Project) Series 1999A
   5.00%, 01/06/00                            3,485       3,485
Jacksonville, Florida Health Facilities
  Authority RB (River Garden Project)
  Series 1994
   5.00%, 01/06/00                            1,040       1,040
Jacksonville, Florida Industrial
  Development Revenue Refunding Bonds
  (Pavilion Associates Project)
   4.90%, 01/07/00                              900         900
Lakeland, Florida Educational Facilities RB
  (Florida Southern College Project)
  Series 1999
   5.50%, 01/07/00                           17,000      17,000
Lake Shore, Florida Hospital Authority
  Health Facilities RB (Lakeshore Hospital
  Project) Series 1991
   3.95%, 01/07/00                            3,600       3,600
Manatee County, Florida HFA M/F Housing
  RB (Hampton McGuire Project)
  Series 1989A
   5.00%, 01/06/00                               85          85
Miami-Dade County, Florida IDA IDRB
  (Arctic Partners Project)
   5.70%, 01/07/00                              700         700
Miami-Dade County, Florida IDRB
  (Airbus Service Co. Project) Series 1998A
   5.15%, 01/07/00                            1,200       1,200
Miami, Florida HFA RB (Jewish Home for
  the Aged, Inc. Project) Series 1996
   5.55%, 01/07/00                            7,250       7,250

                                              Par      Value
                                            -------  ----------
Nassua County, Florida Pollution Control
  RB (Rayonier Project) Series 1999
   4.50%, 01/07/00                          $ 1,100  $    1,100
Orange County, Florida IDA (Center For
  Drug Free Living Project)
   5.00%, 01/06/00                           10,300      10,300
Palm Beach County, Florida HDA M/F
  Revenue Refunding Bonds (Spinnaker
  Landing Project)
   5.50%, 01/07/00                            3,145       3,145
Palm Beach County, Florida IDRB (Palm
  Beach Day Care School Project)
  Series 1999
   5.55%, 01/05/00                            4,000       4,000
Palm Beach County, Florida RB (Norton
  Gallery Art School Project) Series 1995
   5.30%, 01/05/00                              200         200
Pasco County, Florida School Board COP
   5.40%, 01/07/00                           50,370      50,370
Pinellas County, Florida Independent
  Council RB (Operation Par, Inc. Project)
  Series 1999
   5.05%, 01/06/00                            6,815       6,815
Polk County, Florida IDA RB (Pavermodule
  Inc. Project)
   5.65%, 01/07/00                            1,000       1,000
Polk County, Florida IDA RB (Young
  Florida Project) Series 1996
   5.10%, 01/07/00                              290         290
Sarasota County, Florida RB (Sarasota
  County Family YMCA Project)
   5.00%, 01/05/00                            3,600       3,600
Suwannee County, Florida Health
  Facilities Authority RB (Shands Teaching
  Hospital Clinic Project) Series 1996
   5.25%, 01/07/00                            4,500       4,500
Tallahassee & Leon County, Florida Civic
  Center Authority Capital Improvement
  RB Series 1998A
   5.55%, 01/07/00                            2,000       2,000
Tampa, Florida Health Care Facilities RB
  (Lifelink Foundation Inc., Project)
   5.55%, 01/07/00                            5,500       5,500
Tampa, Florida Occupational License Tax
  RB Series 1996A
   5.25%, 01/07/00                            9,340       9,340
                                                     ----------
                                                        193,675
                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                              Par      Value
                                            -------  ----------
GEORGIA -- 3.6%
Athens-Clarke, Jackson & Morgan County,
  Georgia IDRB (Mayfield Dairy Farms
  Inc. Project)
   5.60%, 01/07/00                         $ 7,350   $    7,350
Atlanta, Georgia Urban Residential
  Finance Authority M/F Housing RB
  (Brentwood Creek Apartments Project)
   5.65%, 01/05/00                            4,720       4,720
Atlanta, Georgia Urban Residential
  Finance Authority M/F Housing RB
  (Brentwood Meadows Apartments
  Project)
   5.65%, 01/05/00                            3,065       3,065
Atlanta, Georgia Urban Residential
  Finance Authority M/F Housing RB
  (Brentwood Village Apartments Project)
   5.65%, 01/05/00                            6,195       6,195
Bartow County, Georgia IDRB (Bartow
  Paving Co. Project)
   5.60%, 01/07/00                            2,800       2,800
Bartow County, Georgia IDRB (Matthew
  Contracting Project)
   5.50%, 01/07/00                            4,000       4,000
Cartersville, Georgia Development
  Authority IDRB (Cartersville Facilities
  Project)
   5.50%, 01/06/00                            2,800       2,800
Cherokee County, Georgia IDRB
  (Universal Alloy)
   5.60%, 01/07/00                            4,300       4,300
Clayton County, Georgia IDRB (Wilson
  Holdings Project)
   5.65%, 01/07/00                            1,400       1,400
Cobb County, Georgia HFA M/F Housing
  RB (Walton Green Project)
   5.60%, 01/07/00                            6,300       6,300
Cobb County, Georgia HFA M/F Housing
  RB (Williamstown Apartment Project)
   5.60%, 01/07/00                            2,200       2,200
Crisp County, Georgia Solid Waste
  Management Authority RB
   5.80%, 01/07/00                           20,000      20,000
Dekalb County, Georgia Development
  Authority IDRB (Arbor Montessori
  School Project)
   5.55%, 01/07/00                            1,100       1,100


                                              Par      Value
                                            -------  ----------
Dekalb County, Georgia Development
  Authority IDRB (Siemens Energy, Inc.
  Project)
   5.55%, 01/07/00                          $ 3,750  $    3,750
Dekalb County, Georgia Development
  Authority IDRB (Truman Properties Ltd.
  Liability Corp. Project)
   5.60%, 01/07/00                            2,700       2,700
Dekalb County, Georgia Development
  Authority IDRB (Vimco Project)
   5.65%, 01/06/00                            1,625       1,625
Dekalb County, Georgia HFA M/F Housing
  RB (Wood Hills Apartment Project)
   5.40%, 01/07/00                            7,250       7,250
Douglas County, Georgia IDA RB (Blue
  Circle Project)
   5.50%, 01/07/00                            3,800       3,800
Douglas County, Georgia IDA Revenue
  Refunding Bonds (Mima Inc. Project)
   5.00%, 01/07/00                            4,300       4,300
Fayette County, Georgia IDRB (Norman
  W. Paschell Co. Project)
   5.70%, 01/07/00                            1,100       1,100
Fulton County, Georgia Development
  Authority RB (Atlanta International
  School Project)
   5.55%, 01/07/00                            3,000       3,000
Fulton County, Georgia Development
  Authority RB (Woodruff Arts Center
  Project)
   5.50%, 01/07/00                           10,000      10,000
Fulton County, Georgia Residential Care
  Facilities Revenue Refunding Bonds
  (Lenbrook Square Foundation)
   4.70%, 01/01/00                            8,800       8,800
Gwinnett County, Georgia HFA M/F
  Housing RB
   5.50%, 01/07/00                            5,000       5,000
Hapeville, Georgia IDA (Hapeville Hotel
  Ltd. Project)
   5.00%, 01/01/00                            1,600       1,600
Hart County, Georgia Industrial Building
  Authority IDRB (Awh Corp. Project)
   5.60%, 01/07/00                            6,000       6,000
Hart County, Georgia Industrial Building
  Authority IDRB (Dundee Mills Project)
   5.65%, 01/07/00                            2,865       2,865

                                             Par       Value
                                            -------  ----------
Jefferson County, Georgia Development
Authority IDRB (Grove River Mills
Project) Series 1997
   5.60%, 01/07/00                          $ 3,200    $  3,200
Lafayette, Georgia Development Authority
  RB (Dixie Group Project)
   5.65%, 01/07/00                            4,000       4,000
Laurens County, Georgia Development
  Authority Solid Waste Disposal RB
  (Southeast Paper Manufacturing Co.
  Project)
   5.60%, 01/07/00                           51,000      51,000
Lowndes County, Georgia Development
  Authority M/F Housing RB (FMPH
  Valdosta, LTD. Partnership Project)
   5.65%, 01/05/00                            5,045       5,045
Macon-Bibb County, Georgia Hospital
  Authority RB (The Medical Center of
  Central Georgia Project) Series 1998
   5.55%, 01/07/00                            4,000       4,000
Richmond County, Georgia Development
  Authority Solid Waste Disposal RB
  (South Evergreen Nylon Recycling
  Project) Series 1999
   5.30%, 01/05/00                            5,900       5,900
Richmond County, Georgia IDA RB (BOK
  Group Project)
   5.50%, 01/07/00                            5,000       5,000
Roswell, Georgia HFA M/F Housing RB
  (Gables Realty Wood Crossing Project)
   5.50%, 01/07/00                           11,650      11,650
Savannah, Georgia Economic Development
  Authority RB (Georgia Kaolin Inc.)
   5.50%, 01/07/00                           11,000      11,000
Savannah, Georgia Economic Development
  Authority RB (Home Depot Project)
  Series 1995B
   5.60%, 01/07/00                            5,000       5,000
Savannah, Georgia HFA M/F Housing RB
  (Chatham Gardens Project) Series 1997
   5.65%, 01/05/00                            2,995       2,995
Smyrna, Georgia HFA M/F Housing RB
  (Walton Park Phase 2 Project)
   5.60%, 01/07/00                           13,100      13,100
Smyrna, Georgia HFA M/F Housing RB
  (Walton Park Project)
   5.60%, 01/07/00                            8,000       8,000


                                              Par      Value
                                            -------  ----------
Sugar Hill, Georgia HFA M/F Housing RB
  (Level Creek Apartments Project)
   5.70%, 01/07/00                         $ 12,790  $   12,790
Summerville, Georgia Development
  Authority RB (Image Industry Project)
  Series 1997
   5.50%, 01/06/00                            9,000       9,000
Thomaston-Upson County, Georgia IDA
  IDRB (Southern Mills Project)
  Series 1999
   5.65%, 01/05/00                            4,940       4,940
Thomasville, Georgia Payroll Development
  Authority (Brit Corp. Project)
   5.75%, 01/06/00                            2,900       2,900
Webster County, Georgia IDA IDRB
  (Tolleson Lumber Co., Inc. Project)
   5.60%, 01/06/00                            8,000       8,000
Winder-Barrow, Georgia Industrial
  Building Authority IDRB (The
  Concrete Co.)
   5.70%, 01/07/00                            4,430       4,430
Worth County, Georgia IDA Revenue
  Refunding Bonds (Seabrook Project)
  Series 1996B
   5.65%, 01/07/00                            1,400       1,400
                                                     ----------
                                                        301,370
                                                     ----------
HAWAII -- 0.3%
Hawaii Department of Budget & Finance
  Special Purpose Mortgage RB (Adventist
  Health System West)
   5.30%, 01/07/00                            7,600       7,600
Hawaii Student Loan RB (Secondary
  Market Services Corp.) Series 1995-II
   5.65%, 01/07/00                            8,100       8,100
Honolulu, Hawaii City & County M/F
  Housing RB (Iolani Regents Project)
  Series 1990A
   5.05%, 01/07/00                            8,950       8,950
                                                     ----------
                                                         24,650
                                                     ----------
IDAHO -- 0.3%
Custer County, Idaho IDRB Solid Waste
  Disposal (Hecla Mining Co. Project)
   5.55%, 01/07/00                            4,500       4,500

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                              Par      Value
                                            -------  ----------
Idaho HFA Housing RB (Assisted Living
  Concepts Project)
   5.55%, 01/07/00                           $  845  $      845
Idaho Student Loan RB Series 1997A
   5.50%, 01/07/00                           16,800      16,800
                                                     ----------
                                                         22,145
                                                     ----------
ILLINOIS -- 6.8%
Aurora, Illinois M/F Housing RB
  (Apartments at Fox VY-A)
   5.35%, 01/07/00                            9,445       9,445
Aurora, Kane, & Dupage Counties, Illinois
  IDRB (North American Plastics Corp.
  Project)
   5.70%, 01/07/00                            5,400       5,400
Bartlett, Illinois M/F Housing RB (Bartlett
  Square Apartments) Series 1995A
   5.45%, 01/07/00                            3,725       3,725
Batavia, Illinois Development RB
  (American Industrial Technologies)
   5.70%, 01/07/00                            2,200       2,200
Carol Stream, Illinois M/F Housing
  Revenue Refunding Bonds (St. Charles
  Square Project)
   5.65%, 01/07/00                            4,415       4,415
Centralia, Illinois IDA RB (Consolidated
  Foods Corp. & Hollywood Brands, Inc.
  Project)
   5.50%, 01/07/00                            4,500       4,500
Chicago, Illinois IDRB (Morse Automotive
  Project) Series 1995
   5.50%, 01/07/00                            2,200       2,200
Chicago, Illinois Midway Airport Special
  Facility RB (American Trans Air Project)
   5.25%, 01/05/00                            5,000       5,000
Chicago, Illinois O'Hare International
  Airport RB (ACES General Airport
  Second Lien) Series B1
   5.60%, 01/07/00                           15,700      15,700
Chicago, Illinois O'Hare International
  Airport RB (ACES General Airport
  Second Lien) Series B2
   5.60%, 01/07/00                           14,100      14,100
Chicago, Illinois O'Hare International
  Airport Special Facility RB
   5.50%, 01/07/00                           34,400      34,400
Chicago, Illinois Water Second Lien RB
   4.40%, 01/05/00                           25,000      25,000



                                              Par      Value
                                            -------  ----------
Cook County, Illinois RB (Catholic
  Charities Project) Series A-1
   5.55%, 01/07/00                          $ 2,000  $    2,000
Dupage County, Illinois RB (Benedictine
  University Building Project)
   5.65%, 01/06/00                           16,000      16,000
East Dundee, Kane & Cook Counties,
  Illinois IDRB (Otto Engine Project)
   5.67%, 01/07/00                            2,375       2,375
Elmhurst, Illinois IDRB (ELM Machining
  Corp. Project)
   5.60%, 01/07/00                            3,080       3,080
Glendale Heights, Illinois IDRB (York
  Corrugated Container Project)
   5.55%, 01/06/00                            1,500       1,500
Hampshire, Illinois IDRB (Poli-Film
  America Project) Series 1998A
   5.55%, 01/07/00                            6,700       6,700
Illinois Development Finance Authority
  (Anatol Enterprises)
   5.60%, 01/07/00                            4,000       4,000
Illinois Development Finance Authority
  (Chicago Academy of Science Project)
  Series 1998
   5.55%, 01/07/00                            5,700       5,700
Illinois Development Finance Authority
  (Chicago Horticultural Society Project)
   5.55%, 01/05/00                           20,000      20,000
Illinois Development Finance Authority
  (Palos Common Hospital Project)
  Series 1998
   5.65%, 01/07/00                           10,000      10,000
Illinois Development Finance Authority
  (Roll Service Inc. Project)
   5.65%, 01/05/00                            2,230       2,230
Illinois Development Finance Authority
  (Wheaton Academy Project)
   5.55%, 01/07/00                            8,000       8,000
Illinois Development Finance Authority
  IDRB (Arc Tronics Inc. Project)
   3.95%, 01/07/00                            2,800       2,800
Illinois Development Finance Authority
  IDRB (Camcraft Inc. Project)
   5.75%, 01/07/00                            2,800       2,800
Illinois Development Finance Authority
  IDRB (Catholic Charities)
   5.55%, 01/07/00                           10,480      10,480

                                              Par      Value
                                            -------  ----------
Illinois Development Finance Authority
IDRB (Chicago Corrugated Box
Company) Series 6
   5.60%, 01/07/00                           $  950  $      950
Illinois Development Finance Authority
  IDRB (Knead Dough Baking Co.)
   5.50%, 01/07/00                            6,350       6,350
Illinois Development Finance Authority
  IDRB (MCL Inc. Project)
   5.60%, 01/07/00                            1,945       1,945
Illinois Development Finance Authority
  IDRB (Molding Project)
   5.40%, 01/07/00                            2,250       2,250
Illinois Development Finance Authority
  IDRB (Perkin Paperboard Co. LP)
  Series 1994
   5.60%, 01/07/00                            5,500       5,500
Illinois Development Finance Authority
  IDRB (Presbyterian Home Lake)
  Series 1996A
   4.90%, 01/06/00                           45,000      45,000
Illinois Development Finance Authority
  IDRB (Radiological Society Project)
  Series 1997
   5.35%, 01/07/00                            4,900       4,900
Illinois Development Finance Authority
  IDRB (River Graphics Corp. Project)
  Series 1996
   5.60%, 01/07/00                            3,200       3,200
Illinois Development Finance Authority
  IDRB (SMF Inc. Project) Series A
   5.70%, 01/07/00                            2,080       2,080
Illinois Development Finance Authority
  RB (Catholic Charities Housing Project)
  Series 1993A
   5.55%, 01/07/00                           16,060      16,060
Illinois Development Finance Authority
  RB (Chicago Academy of Science
  Project)
   5.55%, 01/07/00                            4,715       4,715
Illinois Development Finance Authority
  RB (Chicago Symphony Orchestra
  Project)
   5.40%, 01/07/00                           26,900      26,900
Illinois Development Finance Authority
  RB (Cloverhill Pastry Project)
   5.75%, 01/07/00                            5,100       5,100
Illinois Development Finance Authority
  RB (Korex Corp. Project)
   5.60%, 01/07/00                            4,000       4,000



                                              Par      Value
                                            -------  ----------
Illinois Development Finance Authority
  RB (Lake Forest Academy Project)
   5.55%, 01/07/00                          $ 2,000  $    2,000
Illinois Development Finance Authority
   RB (St. Ignatius College Prep Project)
   5.55%, 01/07/00                            2,200       2,200
Illinois Development Finance Authority
  RB (Variable Rest Haven Illiana
  Christian)
   5.55%, 01/07/00                            9,895       9,895
Illinois Development Finance Authority
  RB (Village Oak Park Residence)
   5.65%, 01/07/00                            2,135       2,135
Illinois Development Finance Authority
  Residential Rental RB (F.C. Harris
  Pavillion Project) Series 1994
   5.60%, 01/07/00                           27,510      27,510
Illinois Development Finance Authority
  Residential Rental RB (River Oak
  Project)
   5.50%, 01/07/00                           32,000      32,000
Illinois Development Finance Authority
  Revenue Refunding Bonds (Francis W.
  Parker Project)
   5.40%, 01/07/00                            2,500       2,500
Illinois Development Finance Authority
  Revenue Refunding Bonds (Rich
  Products Corp. Project)
   5.65%, 01/07/00                            1,525       1,525
Illinois Educational Facility Authority RB
  (Chicago Historical Society)
   5.35%, 01/07/00                            8,100       8,100
Illinois Educational Facility Authority RB
  (Chicago Zoological Society Brookfield
  Zoo) Series B
   5.55%, 01/07/00                            2,800       2,800
Illinois Educational Facility Authority RB
  (National Loius University) Series 1999B
   5.35%, 01/07/00                           18,000      18,000
Illinois Health Facility Authority RB
  (Bensenville Home Society Project)
  Series 1989A
   5.20%, 01/07/00                            2,325       2,325
Illinois Health Facility Authority RB
  (Ingalls Memorial Hospital) Series 1985C
   5.50%, 01/07/00                            1,100       1,100

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                              Par      Value
                                            -------  ----------
Illinois Health Facility Authority RB
(Washington & Jane Smith Home)
Series 1991
   5.40%, 01/07/00                          $ 2,800  $    2,800
Illinois State Toll Highway Authority Toll
  Highway Priority Revenue Refunding
  Bonds Series 1993B
   5.15%, 01/07/00                           19,000      19,000
Illinois Student Assistance Commission
  Student Loan RB Series 1996A
   5.75%, 01/07/00                            8,400       8,400
Lombard, Illinois Industrial Development
  Revenue Refunding Bonds / (B & H
  Partnership Project)
   5.35%, 01/07/00                            1,850       1,850
Melrose Park, Illinois IDRB (Ninos
  Enterprises, Inc. Project)
   4.00%, 01/06/00                            3,000       3,000
New Lenox, Illinois IDRB (Panduit Corp.
  Project)
   5.50%, 01/07/00                            4,400       4,400
Oak Forest, Illinois Development RB
  (Homewood Pool-South Suburban
  Mayors & Managers Association Project)
   5.35%, 01/07/00                           24,900      24,900
Palatine, Illinois Special Facilities Limited
  Obligation RB (Little City Community
  Development Project)
   5.55%, 01/07/00                            4,000       4,000
Richton Park, Illinois IDRB (Avatar Corp.
  Project)
   5.60%, 01/07/00                            1,900       1,900
Rockford, Illinois IDRB (Industrial
  Welding Supply, Inc. Project)
   5.60%, 01/07/00                            2,000       2,000
Rockford, Illinois IDRB (Ring Can Corp.
  Project)
   5.65%, 01/07/00                            2,700       2,700
Tinley Park, Illinois IDA RB (Beverly
  Manufacturing Co. Project) Series 1997A
   5.70%, 01/06/00                            2,555       2,555
Tremont, Illinois IDRB (Hanna Steel
  Project)
   4.76%, 01/07/00                            9,500       9,500
Upper Illinois River Valley Development
  Authority Bonds (Exolon Esk Co. Project)
  Series A
   5.70%, 01/07/00                            4,405       4,405



                                              Par      Value
                                            -------  ----------
Village of Huntley, McHenry Kane County,
  Illinois Special Civic Area # 9 Special Tax
  Boards Series 1998B
   5.55%, 01/06/00                          $ 8,422  $    8,422
Woodstock, Illinois M/F Housing RB
  (Prairie Trail) Series 1996A
   5.70%, 01/07/00                            3,425       3,425
Woodstock, Illinois M/F Housing RB
  (Prairie View Ltd.)
   5.70%, 01/07/00                            2,935       2,935
Yorkville, Illinois IDRB (F.E. Wheaton &
  Co. Inc. Project) Series 1996
   5.60%, 01/07/00                            1,500       1,500
                                                     ----------
                                                        572,482
                                                     ----------
INDIANA -- 0.9%
Crawfordsville, Indiana IDRB (National
  Service Industries, Inc. Project)
   5.50%, 01/07/00                            4,000       4,000
Gary, Indiana Economic Development
  Authority Revenue Refunding Bonds
  (Tinplate Partnership Project )
  Series 1997A
   5.70%, 01/07/00                            4,500       4,500
Hammond, Indiana Economic
  Development RB (Lear Seating Corp.
  Project) Series 1994
   4.10%, 01/07/00                            9,200       9,200
Indiana Development Finance Authority
  IDRB (Cives Corp. Project) Series 1998
   5.60%, 01/07/00                            2,550       2,550
Indiana Secondary Market Educational
  Loans Inc. Student Loan RB Series 1988B
   5.65%, 01/07/00                           27,000      27,000
Indiana State Develpopement Finance
  Authority IDRB (Big Sky Park Project)
   5.75%, 01/07/00                            6,000       6,000
Indiana State Development Finance
  Authority RB (Mid America Energy
  Resources Inc. Project)
   5.35%, 01/07/00                            8,800       8,800
Indianapolis, Indiana Resource Recovery
  Bonds (Ogden Martin Systems Inc.
  Project) Series 1987
   5.10%, 01/01/00                            6,400       6,400

                                              Par      Value
                                            -------  ----------
St. Joseph College, Indiana Economic
  Development RB Series 1997B
   5.65%, 01/05/00                          $ 3,430  $    3,430
                                                     ----------
                                                         71,880
                                                     ----------
IOWA -- 0.5%
Iowa Finance Authority Solid Waste
  Disposal RB (Cedar River Paper Co.
  Project) Series 1994A
   5.20%, 01/01/00                            9,000       9,000
Iowa Finance Authority Solid Waste
  Disposal RB (Cedar River Paper Co.
  Project) Series 1995A
   5.20%, 01/01/00                            3,200       3,200
Iowa Student Loan Liquidity Corp. Student
  Loan RB Series 1988B
   5.25%, 01/07/00                           28,200      28,200
Saint Joseph County, Iowa Economical
  Development Authority (Western Manor)
   5.65%, 01/07/00                            2,130       2,130
                                                     ----------
                                                         42,530
                                                     ----------
KANSAS -- 0.4%
Kansas State Development Finance
  Authority M/F Housing RB (Bluffs
  Olathe Apartments) Series 1998X
   5.80%, 01/07/00                            9,500       9,500
Olathe, Kansas IDRB (Garmin
  International Inc. Project) Series 1995
   5.20%, 01/07/00                            1,700       1,700
Wichita, Kansas Airport Facilities Revenue
  Refunding Bonds (Cessna Service Center
  Project)
   5.60%, 01/07/00                            4,985       4,985
Wichita, Kansas Airport Facilities Revenue
  Refunding Bonds (Flight Safety
  International, Inc. Project)
   5.60%, 01/07/00                           16,170      16,170
                                                     ----------
                                                         32,355
                                                     ----------
KENTUCKY -- 1.4%
Elizabethtown, Kentucky IDRB (Aztec
  Project)
   5.50%, 01/07/00                            3,000       3,000
Henderson County, Kentucky Solid Waste
  Disposal RB (Hudson Foods, Inc. Project)
   5.75%, 01/07/00                           14,300      14,300


                                              Par      Value
                                            -------  ----------
Jefferson County, Kentucky Sports
  Stadium RB (University of Louisville
  Athletic Department)
   5.50%, 01/07/00                          $ 7,900  $    7,900
Kentucky Higher Education Student Loan
  Corp. Insured Student Loan RB
  Series 1991E
   5.60%, 01/07/00                           42,900      42,900
Kentucky Higher Education Student Loan
  Corp. Insured Student Loan RB
  Series 1996A
   5.60%, 01/07/00                           18,800      18,800
Lebanon, Kentucky IDRB (Wallace
  Computer Services, Inc.)
   5.50%, 01/07/00                            5,000       5,000
Maysville, Kentucky Industrial Building
  RB (Green Tokai Building)
   5.60%, 01/07/00                            5,740       5,740
Murray, Kentucky IDA Revenue Refunding
  Bonds (Dean Foods Co. Project)
   5.60%, 01/07/00                            6,000       6,000
Owensboro, Kentucky Limited Obligation
  RB (Dart Polymers, Inc. Project)
  Series 1985A
   4.05%, 01/07/00                            1,900       1,900
Richmond, Kentucky IDRB
  (Mikron Project)
   5.25%, 01/07/00                            9,500       9,500
Wilson County, Kentucky IDB RB
  (Perma Pipe Project)
   5.65%, 01/07/00                            3,150       3,150
                                                     ----------
                                                        118,190
                                                     ----------
LOUISIANA -- 0.7%
Calcasieu Parish, Lousiana IDB
  (Weingarten Realty Project)
   5.60%, 01/07/00                            1,990       1,990
Lafayette Parish, Louisiana IDRB
  (Westwood Village Project)
   5.60%, 01/07/00                            3,535       3,535
Lake Charles, Louisiana Harbor
   Improvement RB (Port Improvement
  Global Industries Project)
   5.50%, 01/07/00                           15,000      15,000
New Orleans, Louisiana Aviation Board
  RB Series 1993B
   5.40%, 01/07/00                           41,935      41,935
                                                     ----------
                                                         62,460
                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                              Par      Value
                                            -------  ----------
MARYLAND -- 0.3%
Howard County, Maryland M/F Housing
  RB (Avalon Meadows Project)
   5.50%, 01/07/00                         $ 4,900   $    4,900
Maryland State Economic Development
  Corp. IDRB (Dixon Valve Project)
   5.55%, 01/07/00                            4,000       4,000
Maryland State Health & Higher Education
  Facility Authority Pooled RB (Kennedy
  Krieger Project) Series 1993D
   3.30%, 01/07/00                            2,000       2,000
Montgomery County, Maryland Housing
  Opportunity Commission Housing RB
  (Draper Lane Project) Series 1991I
   5.60%, 01/07/00                           16,600      16,600
                                                     ----------
                                                         27,500
                                                     ----------
MASSACHUSETTS -- 0.0%
Massachussets Industrial Finance
  Authority (Arkansas Electronic Products
  Corp. Project)
   5.55%, 01/07/00                            3,600       3,600
                                                     ----------
MICHIGAN -- 1.0%
Grand Rapids, Michigan Economic
  Development Corp. RB (Amway Hotel
  Corp. Project) Series 1991A
   4.25%, 01/07/00                            9,835       9,835
Michigan State Building Authority Special
  Sinking Fund Revenue Refunding Bond
   5.56%, 01/06/00                            3,260       3,260
Michigan State Hospital Finance Authority
  RB (Martin Luther Memorial Home Inc.
  Project)
   5.55%, 01/07/00                            8,380       8,380
Michigan State HDA M/F Housing RB
  (Oakbrook Village Project) Series 1999A
   5.70%, 01/06/00                            4,250       4,250
Michigan State Strategic Fund Ltd.
  Obligation RB (Advance Plastics Corp.)
   5.65%, 01/07/00                            1,730       1,730
Michigan State Strategic Fund Ltd.
  Obligation RB (EPI Printers Inc. Project)
   5.65%, 01/07/00                            3,600       3,600
Michigan State Strategic Fund Ltd.
  Obligation RB (John Widdicomb Co. Project)
   5.70%, 01/07/00                            2,170       2,170


                                              Par      Value
                                            -------  ----------
Michigan State Strategic Fund Ltd.
  Obligation RB (Manufacturer's Project)
  Series 1991
   5.70%, 01/07/00                          $ 1,465  $    1,465
Michigan State Strategic Fund Ltd.
  Obligation RB (Mechanics Uniform
  Rental Project)
   5.65%, 01/07/00                            1,000       1,000
Michigan State Strategic Fund Ltd.
  Obligation RB Series 1998
   5.65%, 01/07/00                            4,435       4,435
Michigan State Strategic Fund Ltd.
  Obligation RB Series 1998B
   5.65%, 01/07/00                            1,895       1,895
Michigan State Strategic Fund Ltd.
  Obligation RB (United Machining
  Project) Series 1998
   5.65%, 01/07/00                            6,000       6,000
Oakland County, Michigan Economic
  Development Corp. (Husky Envelope
  Products Inc. Project)
   5.55%, 01/07/00                            2,000       2,000
Wayne Charter County, Michigan Airport
  RB (Detroit Metropolitan County
  Project) Series 1996A
   5.50%, 01/07/00                            6,100       6,100
Wayne Charter County, Michigan Airport
  RB (Detroit Metropolitan County Project)
  Series 1996B
   5.25%, 01/07/00                           29,910      29,910
                                                     ----------
                                                         86,030
                                                     ----------
MINNESOTA -- 0.4%
Bloomington, Minnesota Port Authority
  Special Tax Revenue Refunding Bond
  (Mall of America Project) Series 1999B
   5.45%, 01/06/00                            5,000       5,000
Cohasset, Minnesota Revenue Refunding
  Bonds (Minnesota Power & Light Co.
  Project) Series 1997B
   4.70%, 01/03/00                            4,200       4,200
Hennepin County, Minnesota Unlimited
  GO Series 1995C
   4.00%, 01/07/00                            1,000       1,000
Hennepin County, Minnesota Unlimited
  GO Series 1996C
   4.15%, 01/07/00                            4,350       4,350

                                              Par      Value
                                            -------  ----------
Minnesota Agriculture & Economic
  Development RB (Evangelical Lutheran
  Project)
   4.00%, 01/07/00                          $ 7,500  $    7,500
Minnesota State Higher Education
  Facilities Authority RB (University of St.
  Thomas Project)
   5.35%, 01/07/00                            7,500       7,500
                                                     ----------
                                                         29,550
                                                     ----------
MISSISSIPPI -- 0.2%
Mississippi Business Finance Authority
  IDRB (Clopay Building Products Co.
  Project) Series 1999
   5.65%, 01/05/00                            3,300       3,300
Mississippi Business Financial Corp. IDRB
  (Electric Mills Wood Project)
   4.90%, 01/07/00                            5,000       5,000
Mississippi Business Financial Corp. IDRB
  (Omega Motion Project) Series 1996
   5.60%, 01/07/00                            6,500       6,500
                                                     ----------
                                                         14,800
                                                     ----------
MISSOURI -- 0.7%
Missouri Higher Education Loan Authority
  Student Loan RB Series 1988A
   5.65%, 01/07/00                           23,600      23,600
Missouri Higher Education Loan Authority
  Student Loan RB Series 1990A
   5.65%, 01/07/00                            8,200       8,200
Missouri State Development Finance Board
  IDRB (H.R. Williams Mill Supply Project)
  Series 1995
   5.60%, 01/07/00                            3,100       3,100
Missouri State Development Finance Board
  IDRB (Milbank Manufacturing Co. Project)
   5.35%, 01/07/00                            3,000       3,000
Missouri State Health & Educational
  Facilities Authority Health Facilities RB
  (National Benevolent Association Project)
   5.40%, 01/06/00                            2,860       2,860
Missouri State Health & Educational
  Facilities Authority Health Facilities RB
  (St. Francis Medical Center) Series 1996A
   4.70%, 01/01/00                            7,060       7,060
St. Clair, Missouri IDA RB (Private
  Dynaquip)
   5.50%, 01/07/00                            1,700       1,700



                                              Par      Value
                                            -------  ----------
St. Louis, Missouri IDA RB (Kessler
  Container Project)
   5.50%, 01/06/00                          $ 2,500  $    2,500
Washington, Missouri IDA RB (Pauwels
  Transformer Project)
   5.40%, 01/07/00                            3,600       3,600
                                                     ----------
                                                         55,620
                                                     ----------
MONTANA -- 0.2%
Clay County, Montana IDRB (KC Salad Real
  Estate Project)
   5.60%, 01/06/00                            2,000       2,000
Montana State Health Facility Authority RB
  (Health Care Pooled Loan Program
  Project) Series 1985A
   5.40%, 01/07/00                           11,695      11,695
                                                     -----------
                                                         13,695
                                                     -----------
NEBRASKA -- 0.2%
Dodge County, Nebraska IDRB (Oilgear
  Project)
   5.70%, 01/07/00                            2,230       2,230
Nebraska Higher Education Loan Program
  RB (Nebhelp Inc. Student Loan Project)
  Series 1988C
   5.70%, 01/05/00                            4,150       4,150
Stanton County, Nebraska IDRB (Nucor
  Corp. Project) Series 1996
  5.80%, 01/07/00                            10,500      10,500
                                                     ----------
                                                         16,880
                                                     ----------
NEVADA -- 0.3%
Clark County, Nevada Airport
  Improvement RB Series 1993A
   5.20%, 01/07/00                            6,095       6,095
Clark County, Nevada Airport
  Improvement RB (System Subordinate
  Lien) Series 1995A2
   5.60%, 01/07/00                            1,300       1,300
Clark County, Nevada Economic
  Development RB (University of Nevada
  Las Vegas Project)
   5.60%, 01/06/00                            1,545       1,545
Nevada Housing Division M/F Housing
  RB (Apache Pines Apartments Project)
  Series 1999A
   5.65%, 01/06/00                            7,415       7,415

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                            -------  ----------
Nevada Housing Division M/F Housing
  RB Series 1989A
   5.55%, 01/07/00                          $ 5,600  $    5,600
                                                     ----------
                                                         21,955
                                                     ----------
NEW HAMPSHIRE -- 0.1%
New Hampshire State HFA M/F Housing
  RB (Fairways Project-1)
   5.60%, 01/07/00                            7,000       7,000
                                                     ----------
NEW JERSEY -- 0.6%
Camden County, New Jersey Improvement
  Authority RB (Harvest Village Project)
  Series 1999A
   4.85%, 01/01/00                            2,400       2,400
Essex County, New Jersey Public
  Improvement Authority RB (County
  Asset Sale Project) Series 1995
   5.55%, 01/07/00                            1,000       1,000
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (New Jersey Natural Gas Co.)
   5.20%, 01/07/00                            3,100       3,100
New Jersey Economic Development
  Authority Natural Gas Facilities RB (New
  Jersey Natural Gas Co.) Series 1998B
   5.70%, 01/07/00                            1,500       1,500
New Jersey Economic Development
  Authority Natural Gas Facilities RB (New
  Jersey Natural Gas Co.) Series 1998C
   5.70%, 01/07/00                            1,300       1,300
New Jersey Economic Development
  Authority RB (Job Haines Home Project)
   5.35%, 01/07/00                            1,300       1,300
New Jersey Economic Development
  Authority RB (New Jersey Foreign Trade
  Venture Project) Series 1998
   4.95%, 01/01/00                            1,300       1,300
New Jersey Economic Development
  Authority RB (Public Service Electric &
  Gas Co. Project) Series 1995A
   5.10%, 01/07/00                            8,200       8,200
New Jersey Economic Development
  Authority Revenue Refunding Bonds
  (Airis Newark LLC Project)
   5.50%, 01/07/00                            7,100       7,100
New Jersey Economic Development
  Authority Thermal Energy Facilities RB
  (Thermal Energy Ltd. Partnership I
  Project) Series 1997
   5.20%, 01/07/00                              150         150



                                              Par      Value
                                            -------  ----------
New Jersey Health Care Facility Financing
  Authority Revenue Refunding Bonds
  (Christian Health Project) Series 1998B
   6.85%, 01/07/00                          $   500  $      500
New Jersey Sports & Exposition Authority
  RB Series 1992C
   5.40%, 01/07/00                            4,125       4,125
New Jersey State Turnpike Authority RB
  Series 1991D
   5.00%, 01/07/00                            7,350       7,350
Salem County, New Jersey Pollution Control
  Financing Authority RB (Public Service
  Electric & Gas Project) Series 1997
   5.50%, 01/07/00                            6,600       6,600
Union City, New Jersey Industrial Pollution
  Control Financing Authority RB
  (Exxon Project)
   4.10%, 01/01/00                            2,000       2,000
                                                     ----------
                                                         47,925
                                                     ----------
NEW MEXICO -- 0.9%
Albuquerque, New Mexico Airport RB
  (Subordinated Lien) Series 1996A
   5.25%, 01/07/00                           19,400      19,400
Albuquerque, New Mexico IDRB (Karsten
  Project) Series 1997A
   5.65%, 01/05/00                            1,470       1,470
Albuquerque, New Mexico IDRB (Karsten
  Project) Series 1997B
   5.65%, 01/05/00                              560         560
Belen, New Mexico IDRB (Solo Cup, Inc.
  Project)
   5.60%, 01/07/00                            3,250       3,250
Farmington, New Mexico Pollution Control
  Revenue Refunding Bonds (Arizona
  Public Service Company) Series 1994A
   4.70%, 01/01/00                            3,000       3,000
New Mexico State Highway Commission
  RB (Subordinate Lein)
   5.35%, 01/07/00                           42,540      42,540
Santa Fe, New Mexico Gross Receipts Tax
  RB (Wastewater Systems) Series 1997B
   5.50%, 01/05/00                            7,300       7,300
                                                     ----------
                                                         77,520
                                                     ----------

                                              Par      Value
                                            -------  ----------
NEW YORK -- 3.7%
Albany-Dougherty County, New York
  Hospital Authority RB (Phoebe Putney
  Memorial Hospital Project) Series 1996
   5.60%, 01/07/00                          $11,000  $   11,000
Dutchess County, New York IDA Civic
  Facilities RB (Trinity Pawling School
  Corp. Project)
   5.35%, 01/06/00                            4,000       4,000
Erie County, New York IDA Life Care
  Community RB (Episcopal Church
  Home Project) Series 1998B
   5.25%, 01/05/00                            1,205       1,205
Long Island Power Authority, New York
  Electric System RB SubSeries 7B
   5.50%, 01/07/00                           12,500      12,500
Long Island Power Authority, New York
  Electric System Subordinated RB
   4.70%, 01/01/00                           32,200      32,200
New York City, New York GO Series 1994B
  Subseries B6
   4.75%, 01/01/00                            1,850       1,850
New York City, New York GO Subseries
  1993A-8
   5.00%, 01/01/00                              200         200
New York City, New York Housing
  Development Corp. M/F RB (One
  Columbus Project) Series A
   5.50%, 01/07/00                           16,000      16,000
New York City, New York Housing
  Development Corp. M/F RB (Related
  Broadway Development) Series 1998A
   5.60%, 01/07/00                           10,500      10,500
New York City, New York IDA Special
  Facility RB (Korean Airlines Co. Project)
  Series 1997C
   5.85%, 01/07/00                            1,500       1,500
New York City, New York M/F Rental
  Housing RB (Tribeca Tower Project)
  Series 1997A
   5.60%, 01/07/00                           10,200      10,200
New York City, New York Municipal Water
  Finance Authority Water & Sewer System
  RB Series 1992C
   5.00%, 01/01/00                           20,050      20,050
New York City, New York Municipal Water
  Finance Authority Water & Sewer System
  RB Series 1994G
   4.70%, 01/01/00                           47,150      47,150



                                              Par      Value
                                            -------  ----------
New York City, New York Municipal Water
  Finance Authority Water & Sewer System
  RB Series 1995A
   4.50%, 01/01/00                          $   950  $      950
New York City, New York Transit Cultural
  Resource Revenue Refunding Bonds
  (American Museum of Natural History)
  Series 1993A
   5.05%, 01/07/00                            2,700       2,700
New York City, New York Transitional
  Finance Authority RB Series 1998A-1
   5.50%, 01/07/00                            2,500       2,500
New York State Energy Research &
  Development Authority Pollution
  Control Revenue Refunding Bonds
  (Niagara Mohawk Power) Series A
   4.50%, 01/01/00                           28,550      28,550
New York State Energy Research &
  Development Authority Pollution
  Control Revenue Refunding Bonds
  (Orange & Rockland Utilities, Inc.
  Project) Series 1994A
   5.05%, 01/07/00                              900         900
New York State HFA RB
   5.20%, 01/05/00                            2,100       2,100
New York State HFA RB (101 West End
  Avenue Project) Series 1999A
   5.20%, 01/07/00                            1,200       1,200
New York State HFA RB (Chelsea Arms
   Housing Project) Series A
   5.50%, 01/05/00                            4,000       4,000
New York State HFA RB (Mount Sinai
  School Of Medicine) Series A
   4.75%, 01/07/00                              330         330
New York State HFA RB Series 1997A
   5.50%, 01/05/00                           36,400      36,400
New York State Local Government
  Assistance Corp. RB Series 1994B
   5.40%, 01/07/00                           36,500      36,500
New York State Local Government
  Assistance Corp. RB Series 1995D
   5.20%, 01/07/00                            6,900       6,900
New York State Local Government
  Assistance Corp. RB Series 1995E
   5.20%, 01/07/00                           15,350      15,350
New York State Local Government
  Assistance Corp. RB Series 1995F
   5.40%, 01/07/00                              700         700

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                              Par      Value
                                            -------  ----------
Niagara County, New York IDA IDRB
  (Allegheny Ludlum Steel Co. Project)
  Series 1984
   5.60%, 01/07/00                          $ 1,600  $    1,600
Yonkers, New York IDA Civic Facilities
  RB (Consumers Union Facility Project)
   5.65%, 01/07/00                              500         500
                                                     ----------
                                                        309,535
                                                     ----------
NORTH CAROLINA -- 1.0%
Burke County, North Carolina Industrial
  Facilities Pollution Control Financing
   Authority Industrial RB (Bauer
  Industries Inc. Project)
   5.65%, 01/07/00                            3,455       3,455
Charlotte, North Carolina Airport Revenue
  Refunding Bonds Series 1997A
   5.25%, 01/07/00                            5,000       5,000
Concord, North Carolina COP (Concord
  Project) Series A (a)
   5.45%, 01/07/00                            8,200       8,200
Forsyth County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Plymouth Printing Project)
   5.60%, 01/07/00                            2,340       2,340
Gates County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authorty Revenue IDRB (Coxe-Lewis
  Project)
   5.50%, 01/06/00                            2,035       2,035
Guilford County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Camco Manufacturing
  Project) Series 1996
   5.55%, 01/07/00                            2,400       2,400
Guilford County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Crescent Sleep Project)
   5.65%, 01/06/00                            5,900       5,900
Guilford County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Culp Inc. Project)
   5.55%, 01/07/00                            3,825       3,825
Guilford County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Neal Manufacturing
  Project)
   5.50%, 01/07/00                            2,700       2,700



                                              Par      Value
                                            -------  ----------
Guilford County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Vitafoam Inc. Project)
   5.55%, 01/07/00                          $ 5,500  $    5,500
Johnston County, North Carolina Industrial
  Facilites & Pollution Control Financing
  Authority RB (Flanders Corp. Project)
   5.65%, 01/07/00                            4,500       4,500
North Carolina Educational Facilities
  Finance Agency RB (Cannon School
  Project)
   5.45%, 01/07/00                            6,500       6,500
North Carolina Educational Facilities
  Finance Agency RB (High Point
  University Project)
   5.45%, 01/07/00                            5,510       5,510
North Carolina Medical Care Community
  Hospital Health Care Facilities
  (Presbyterian Home)
   5.45%, 01/07/00                            8,500       8,500
Rowan County, North Carolina Industrial
  Facilities Pollution Control Financing
  Authority (Taylor-Clay Products Project)
   5.55%, 01/07/00                            5,000       5,000
Sampson County, North Carolina
   Industrial Facilities & Pollution Control
  Financing Authority IDRB (Crumpler
  Plastic Project)
   5.55%, 01/06/00                            4,100       4,100
Union County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Rock-Tenn Converting
  County Project) Series 1997
   5.65%, 01/07/00                            1,750       1,750
Wilmington, North Carolina Housing
  Authority M/F Housing RB (Garden
  Lake Estates Project) Series 1999
   5.65%, 01/05/00                            7,280       7,280
                                                     ----------
                                                         84,495
                                                     ----------
NORTH DAKOTA -- 0.1%
Richland County, North Dakota IDRB
  (Minn-Dak Farmers Co-Op Project)
  Series 1986B
   5.70%, 01/07/00                            1,000       1,000

                                              Par      Value
                                            -------  ----------
Richland County, North Dakota Solid
  Waste Disposal RB (Minn-Dak Farmers
  Co-Op Project) Series 1996A
   5.70%, 01/07/00                         $ 11,000  $   11,000
                                                     ----------
                                                         12,000
                                                     ----------
OHIO -- 0.7%
Cleveland, Ohio Airport System RB
  Series 1997D
   5.25%, 01/07/00                           13,530      13,530
Clinton County, Ohio Hospital RB (Ohio
  Hospital Capital, Inc. Project)
   5.60%, 01/05/00                            5,000       5,000
Columbus, Ohio Electric System RB
  Series 1984
   3.65%, 01/07/00                            5,780       5,780
Cuyahoga County, Ohio Economic
  Development RB (Hathaway Brown
  School Project) Series 1999
   5.50%, 01/06/00                           14,650      14,650
Ohio Air Quality Development Authority
  RB (JMG Funding, LP) Series 1994A
   5.55%, 01/07/00                            2,900       2,900
Ohio Air Quality Development Authority
  RB (Ltd. Partnership Project)
  Series 1994B
   5.75%, 01/07/00                           14,400      14,400
Ohio HFA M/F Housing RB (Kenwood
  Congregate Retirement Community
  Project) Series 1985
   4.10%, 01/07/00                            2,000       2,000
                                                     ----------
                                                         58,260
                                                     ----------
OKLAHOMA -- 1.3%
Creek County, Oklahoma Industrial
  Authority IDRB (Henry Vogt Mach
  Project) Series 1990
   5.65%, 01/07/00                            2,000       2,000
Garfield County, Oklahoma IDRB
  (Bank of Commerce Group Inc. Project)
   5.50%, 01/07/00                            7,265       7,265
Muldrow, Oklahoma Public Works
  Authority IDRB (Oklahoma Foods
  Project)
   3.60%, 01/07/00                            7,500       7,500
Oklahoma County, Oklahoma Industrial
  Authority RB (National Cowboy Hall of
  Fame Project) Series 1999
   5.40%, 01/07/00                            2,500       2,500



                                              Par      Value
                                            -------  ----------
Oklahoma Development Finance Authority
  RB (Shawnee Funding Ltd.)
   5.65%, 01/07/00                          $ 4,000  $    4,000
Oklahoma State Student Loan Authority
  RB Series 1996A
   5.50%, 01/07/00                           31,980      31,980
Oklahoma State Student Loan Authority
  RB Series 1997A
   5.45%, 01/07/00                           33,000      33,000
Oklahoma State Student Loan Authority
  RB Series 1998A
   5.45%, 01/07/00                           17,100      17,100
Tulsa, Oklahoma IDA RB (Thomas & Betts
  Project) Series 1991
   5.60%, 01/07/00                              700         700
Tulsa, Oklahoma Industrial Authority
  Hospital RB (YMCA of Greater Tulsa
  Project) Series 1999
   5.40%, 01/07/00                            3,000       3,000
                                                     ----------
                                                        109,045
                                                     ----------
OREGON -- 0.6%
Oregon State Economic Development
  Authority RB (Kettle Foods Project)
  Series 186 (a)
   5.60%, 01/05/00                            1,900       1,900
Oregon State Economic Development
  Authority RB (Pendleton Flour Mills
  Project) Series 1982
   5.25%, 01/07/00                            6,300       6,300
Oregon State Economic Development
  Commission Economic & IDRB
   5.50%, 01/07/00                            4,100       4,100
Oregon State Health, Housing, Educational
  & Cultural Facilities Authority RB
  (Quatama Crossing Housing Project)
   5.40%, 01/07/00                            2,440       2,440
Port of Portland, Oregon IDRB (Schnitzer
  Steel Project)
   4.50%, 01/07/00                            5,000       5,000
Port of Portland, Oregon Special Obligation
  RB (Portland Bulk Terminals Limited
  Liability Corp. Project)
   5.30%, 01/07/00                           18,100      18,100
Port of Portland, Oregon Special Obligation
  RB (Portland Bulk Terminals Limited
  Liability Corp. Project) Series 1999
   4.00%, 01/06/00                            6,000       6,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                              Par      Value
                                            -------  ----------
Portland, Oregon M/F Housing RB (Village
  of Lovejoy Fountain)
   5.60%, 01/07/00                          $ 7,000  $    7,000
                                                     ----------
                                                         50,840
                                                     ----------
PENNSYLVANIA -- 6.5%
Allegheny County, Pennsylvania IDA RB
   4.70%, 01/01/00                            1,000       1,000
Allegheny County, Pennsylvania IDA RB
  (Longwood at Oakmont)
   4.70%, 01/01/00                            1,400       1,400
Allegheny County, Pennsylvania IDA RB
  (USX Corp. Project)
   5.40%, 01/06/00                            6,800       6,800
Allegheny County, Pennsylvania IDA RB
  Series 1997C
   4.70%, 01/01/00                            5,000       5,000
Berks County, Pennsylvania IDA
  (Street Desserts Project)
   5.50%, 01/07/00                            6,700       6,700
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria Cogen
  Co. Project)
   5.50%, 01/07/00                            8,195       8,195
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria Cogen
  Co. Project) Series 1998A1
   5.50%, 01/07/00                           53,400      53,400
Chester County, Pennsylvania IDA RB
  (Manufacturing Facilities Devault Project)
   5.60%, 01/05/00                              205         205
Dauphin County, Pennsylvania General
  Authority RB (All Health Pooled
  Financing Program)
   5.60%, 01/07/00                            9,070       9,070
Dauphin County, Pennsylvania General
  Authority RB (Education & Health Loan
  Program) Series 1997
   5.75%, 01/07/00                            8,930       8,930
Delaware County, Pennsylvania IDA RB
  (YMCA of Philadelphia Project)
  Series 1999
   5.40%, 01/05/00                            2,435       2,435
Delaware Valley, Pennsylvania Regional
  Finance Authority Local Government
  RB Series 1986
   5.20%, 01/05/00                            1,700       1,700



                                              Par      Value
                                            -------  ----------
Easton, Pennsylvania City School
  District GO
   5.75%, 01/07/00                          $ 2,800  $    2,800
Montgomery County, Pennsylvania
  IDA RB (Seton Medical Co.)
   5.15%, 01/07/00                            5,000       5,000
Montgomery County, Pennsylvania
  Redevelopment Authority M/F Housing
  Revenue Refunding Bonds (Glenmore
  Assoc. Project) Series A
   5.55%, 01/07/00                              350         350
Pennsylvania Energy Development
  Authority RB (B&W Ebensburg Project)
  Series 1986
   5.25%, 01/07/00                           27,875      27,875
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988A
   5.90%, 01/07/00                           28,800      28,800
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988B
   5.90%, 01/07/00                           51,230      51,230
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988C
   5.90%, 01/07/00                           39,430      39,430
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1994A
   5.90%, 01/07/00                           72,550      72,550
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1995A
   5.90%, 01/07/00                           23,000      23,000
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1997A
   6.05%, 01/07/00                           45,025      45,025
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1999A
   5.25%, 01/05/00                           48,200      48,200
Philadelphia, Pennsylvania IDA RB (30th
  Street Station Project) Series 1987
   4.00%, 01/07/00                           10,500      10,500
Philadelphia, Pennsylvania IDA RB (City
  Line Holiday Inn Project) Series 1996
   5.65%, 01/07/00                            2,000       2,000
Philadelphia, Pennsylvania Water & Waste
  RB Series 1997B
   5.15%, 01/07/00                           12,510      12,510
Quakertown, Pennsylvania General
  Authority Pooled Financing Program
  Series A
   5.75%, 01/04/00                           14,907      14,907

                                              Par      Value
                                            -------  ----------
Schuylkill County, Pennsylvania IDA
  Resource Recovery RB (Gilberton Power
  Project) Series 1985
   5.20%, 01/07/00                          $ 1,750  $    1,750
State Public School Building Authority,
  Pennsylvania School RB (Parkland
  School Distict) Series 1999D
   5.75%, 01/07/00                            4,700       4,700
Washington County, Pennsylvania
  Authority Lease RB (Girard Estate
  Refunding Project) Series 1999
   5.55%, 01/07/00                           36,500      36,500
Washington County, Pennsylvania
  Authority Lease RB Municipal Facilities
  Series 1995B-1
   5.60%, 01/07/00                            6,822       6,822
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon Valley
  Crethren)
   5.40%, 01/07/00                              610         610
York, Pennsylvania General Authority
  Pooled Financing RB Series 1996
   5.40%, 01/07/00                              475         475
                                                     ----------
                                                        539,869
                                                     ----------
RHODE ISLAND -- 0.5%
Rhode Island State Student Loan Authority
  Higher Education Loan RB Series 1995-1
   5.30%, 01/07/00                           12,300      12,300
Rhode Island State Student Loan Authority
  Higher Education Loan RB Series 1996-2
   5.30%, 01/07/00                           10,000      10,000
Rhode Island State Student Loan Authority
  Higher Education Loan RB Series 1996-3
   5.30%, 01/07/00                           18,000      18,000
                                                     ----------
                                                         40,300
                                                     ----------
SOUTH CAROLINA -- 0.4%
Dorchester County, South Carolina
  Pollution Control Facilities RB (BOC
  Group Inc. Project)
   5.50%, 01/07/00                            3,000       3,000
Greenville, South Carolina County & City
  IDRB (Stevens Aviation Technology
  Services Project)
   5.50%, 01/07/00                            3,500       3,500



                                              Par      Value
                                            -------  ----------
South Carolina Economic Development
  Authority Hospital Facility RB (Sanders
  Brothers Construction Project)
   5.60%, 01/07/00                          $ 2,450  $    2,450
South Carolina Jobs Economic
  Development Authority IDRB (Electric
  City Printing Project)
   5.60%, 01/07/00                            2,600       2,600
South Carolina Jobs Economic
  Development Authority RB (Brown
  Packaging Co. Project)
   5.60%, 01/07/00                            3,300       3,300
South Carolina Jobs Economic
  Development Authority RB (Specialty
  Minerals Project)
   5.65%, 01/07/00                            4,600       4,600
South Carolina Jobs Economic
  Development Authority RB (Thomas &
  Betts Corp. Project)
   5.60%, 01/07/00                            3,100       3,100
South Carolina State Housing Finance &
  Development Authority M/F Housing RB
  (Ashley Apartments Project) Series 1999
   5.65%, 01/07/00                            4,300       4,300
Spartanburg County, South Carolina
  IDA RB (Bemis, Inc.)
   5.50%, 01/07/00                            4,750       4,750
                                                     ----------
                                                         31,600
                                                     ----------
SOUTH DAKOTA -- 0.3%
South Dakota State Health & Educational
  Facilities Authority RB (Mckenna
  Hospital) Series 1994
   5.50%, 01/07/00                           15,930      15,930
South Dakota State Health & Educational
  Facilities Authority RB (Sioux Valley
  Hospital) Series 1992A
   4.00%, 01/06/00                            4,900       4,900
                                                     ----------
                                                         20,830
                                                     ----------
TENNESSEE -- 1.9%
Chattanooga, Tennessee Health Education
   & Housing Facility Board RB (Baylor
  School Project)
   5.55%, 01/07/00                            2,625       2,625
Chattanooga, Tennessee IDRB (National
  Print Group Inc. Project)
   5.70%, 01/07/00                            2,400       2,400

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                              Par      Value
                                            -------  ----------
Franklin County, Tennessee IDRB
  (Hi-Tech Project) Series 1997
   5.50%, 01/07/00                          $ 6,000  $    6,000
Huntingdon, Tennessee IDB
  IDRB (Associated Rubber Co. Project)
  Series 1999
   5.65%, 01/05/00                            2,500       2,500
Jackson County, Tennessee IDRB Solid
  Waste Facilities (Ameristeel Corp.
  Project)
   5.50%, 01/06/00                            3,800       3,800
McMinn County, Tennessee IDB Solid
  Waste Disposal RB (Bowater, Inc. Project)
   5.60%, 01/06/00                           13,500      13,500
Metropolitan Nashville & Davidson
  County, Tennessee IDRB (Bind
  Technologies Inc.)
   5.50%, 01/07/00                            3,750       3,750
Metropolitan Nashville & Davidson
  County, Tennessee M/F Housing IDRB
  (Arbor Crest) Series 1985B
   5.50%, 01/07/00                            7,550       7,550
Metropolitan Nashville & Davidson
  County, Tennessee M/F Housing IDRB
  (Arbor Knoll) Series 1985A
   5.50%, 01/07/00                            1,000       1,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995C1
   5.50%, 01/07/00                            5,530       5,530
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995C3
   5.50%, 01/07/00                           10,000      10,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995E3
   5.50%, 01/07/00                            2,810       2,810
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996A
   5.50%, 01/07/00                            7,000       7,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996D1
   5.50%, 01/07/00                            2,990       2,990



                                              Par      Value
                                            -------  ----------
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996E1
   5.50%, 01/07/00                          $ 6,160  $    6,160
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996E4
   5.50%, 01/07/00                            3,000       3,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996F1
   5.50%, 01/07/00                            9,000       9,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996F2
   5.50%, 01/07/00                            8,690       8,690
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996G
   5.50%, 01/07/00                            6,540       6,540
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1997I-A1
   5.50%, 01/06/00                           10,000      10,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series II-C
   5.50%, 01/07/00                            1,025       1,025
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series III-B1
   5.55%, 01/07/00                           10,000      10,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series III -C1
   5.50%, 01/07/00                           11,500      11,500
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series IV-A1
   4.90%, 01/01/00                            5,000       5,000
Sumner County, Tennessee Health,
  Education, & Housing Facilities Board
  RB (Hospital Alliance Pooled Program)
  Series 1999A
   5.61%, 01/06/00                           15,000      15,000
                                                     ----------
                                                        157,370
                                                     ----------

                                              Par      Value
                                            -------  ----------
TEXAS -- 6.3%
Amarillo, Texas Health Facilities Corp.
  Hospital RB (High Plains Baptist
  Hospital) Series 1985
   5.70%, 01/07/00                          $ 3,100  $    3,100
Amarillo, Texas Health Facilities Corp.
  Revenue Refunding Bonds
   5.45%, 01/07/00                            3,155       3,155
Bexar County, Texas Health Facilities
  Development Corp. RB (Chandler
  Memorial Home Project) Series 1995
   5.47%, 01/07/00                            4,800       4,800
Brazos River, Texas Higher Education
  Authority RB Series 1993B1
   5.25%, 01/07/00                           35,400      35,400
Brazos River, Texas River Authority
  Pollution Control Revenue Refunding
  Bonds (Utilities Electric Co. Project)
  Series 1996B
   4.65%, 01/01/00                           14,400      14,400
Brownsville County, Texas Industrial
  Development Corp. Revenue Refunding
  Bonds (Rich Seapak Corp. Project)
   5.65%, 01/07/00                            3,750       3,750
Central Waco, Texas Development Corp.
  IDRB (H.E. Butt Grocery Project)
   5.35%, 01/07/00                            3,150       3,150
Collin County, Texas HFA M/F Housing RB
  (Huntington Apartments Project)
   5.61%, 01/07/00                            6,150       6,150
Euless, Texas IDA RB (Ferguson
  Enterprises, Inc. Project)
   5.50%, 01/07/00                            4,950       4,950
Grand Prairie, Texas IDA IDRB (NTA
  Leasing Co. Project) Series 1994
   5.50%, 01/07/00                            1,940       1,940
Hays, Texas Memorial Health Facilities
  Development Corp. Hospital RB (AHS
  Sunbelt Central Texas Medical Center
  Project) Series 1990A
   5.45%, 01/07/00                            7,900       7,900
Lavaca-Navidad River Authority, Texas
  Water Supply System Contract RB
  (Formosa Plastics Corp. Project) (a)
   5.40%, 01/07/00                           13,600      13,600



                                              Par      Value
                                            -------  ----------
Lubbock, Texas Educational Facilities
  Authority RB (Lubbock Christian
  University Project)
   5.30%, 01/07/00                          $ 6,600  $    6,600
North Texas Higher Education Authority,
  Inc. Student Loan RB Series 1996C
   5.65%, 01/06/00                            3,500       3,500
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds (Texas Student Loan
  Project)
   5.60%, 01/07/00                            9,000       9,000
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1987A
   5.20%, 01/07/00                           87,750      87,750
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1996A
   5.65%, 01/07/00                            7,400       7,400
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1996B
   5.65%, 01/07/00                            4,000       4,000
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1996D
   5.65%, 01/07/00                            4,000       4,000
Panhandle Plains, Texas Higher Education
  Authority Student Loan RB Series 1991A
   5.25%, 01/07/00                           23,000      23,000
Panhandle Plains, Texas Higher Education
  Authority Student Loan RB Series 1992A
   5.25%, 01/07/00                            5,500       5,500
Panhandle Plains, Texas Higher Education
  Authority Student Loan RB
  Series 1992A1
   5.25%, 01/07/00                            2,400       2,400
Panhandle Plains, Texas Higher Education
  Authority Student Loan RB Series 1993A
   5.25%, 01/07/00                           13,300      13,300
Panhandle Plains, Texas Higher Education
  Authority Student Loan RB Series 1995A
   5.25%, 01/07/00                           18,300      18,300
Panhandle Plains, Texas Higher Education
  Authority Student Loan RB Series 1997X
   5.25%, 01/07/00                           18,300      18,300

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                              Par      Value
                                            -------  ----------
Robertson County, Texas Industrial
  Development Corp. IDRB (Sanderson
  Farms Project) Series 1995
   5.65%, 01/07/00                          $ 3,700  $    3,700
South Texas Higher Education Authority
  Student Loan RB
   5.25%, 01/07/00                          116,100     116,100
South Texas Higher Education Authority
  Student Loan RB Series 1997Z
   5.25%, 01/07/00                            7,000       7,000
Tarrant County, Texas IDRB (Mortex
  Products Inc. Project)
   5.75%, 01/07/00                            4,000       4,000
Texas Capital Health Facilities
  Development Corp. RB (Island On Lake
  Travis Ltd. Project)
   5.25%, 01/07/00                            8,500       8,500
Texas Health Facilities Development Corp.
  ACES RB (North Texas Pooled Health)
  Series 1985B
   5.70%, 01/07/00                           14,000      14,000
Texas Municipal Gas Corp. Gas Reserve
  RB Weekly Senior Lien
   5.40%, 01/07/00                           65,935      65,935
Trinity River Authority, Texas Pollution
  Control RB (Lafarge Corp. Project)
   5.10%, 01/07/00                            4,100       4,100
                                                     ----------
                                                        528,680
                                                     ----------
UTAH -- 0.7%
Utah State Board of Regents Student Loan
  RB Series 1995L
   5.65%, 01/07/00                           13,750      13,750
Utah State Board of Regents Student Loan
  RB Series 1996Q
   5.65%, 01/07/00                            9,000       9,000
Utah State Board of Regents Student Loan
  RB Series 1997R
   5.65%, 01/07/00                           34,155      34,155
Woods Cross City, Utah M/F RB (Spring
  Wood Apartments)
   5.47%, 01/07/00                            3,605       3,605
                                                     ----------
                                                         60,510
                                                     ----------



                                              Par      Value
                                            -------  ----------
VERMONT -- 0.2%
Vermont Economic Development
  Authority IDRB (AGRI Mark, Inc. Project)
  Series 1999A
   4.80%, 01/06/00                          $17,000  $   17,000
Vermont Economic Development
  Authority IDRB (AGRI Mark, Inc.
  Project) Series 1999B
   4.80%, 01/06/00                            1,000       1,000
                                                     ----------
                                                         18,000
                                                     ----------
VIRGINIA -- 0.2%
Alexandria, Virginia IDA Resource
  Recovery RB (Alexandria Arlington
  Waste-to-Energy Facility Project)
  Series 1986A
   5.10%, 01/01/00                            5,000       5,000
King George County, Virgina IDA Solid
  Waste Disposal Facility (Garnet of
  Virginia Project) Series 1996
   5.50%, 01/07/00                            3,700       3,700
Loudoun County, Virginia IDRB
  (Electronic Instrumentation Project)
   5.60%, 01/07/00                            2,560       2,560
Portsmouth, Virginia Redevelopment &
  Housing Authority M/F Housing RB
  (Churchland North Apartments Project)
   5.65%, 01/07/00                            1,500       1,500
Staunton, Virginia IDRB (Diebold Inc.-
  Staunton Project) Series 1997
   5.45%, 01/07/00                            2,835       2,835
Virginia Beach, Virginia Development
  Authority M/F Housing RB (Silver Hill at
  Thalia LLC Project) Series 1999
   5.65%, 01/07/00                            4,400       4,400
                                                     ----------
                                                         19,995
                                                     ----------
WASHINGTON -- 2.5%
Algona, Washington Economic
  Development Corp. IDRB (Aitchison
  Family Partnership Project)
   5.45%, 01/07/00                            2,590       2,590
Douglas County, Washington Water
  Economic Development RB
   5.55%, 01/07/00                            6,500       6,500

                                              Par      Value
                                            -------  ----------
Everett, Washington IDA RB Series 1996
  (Partners Trust/Synsor Project)
   5.25%, 01/07/00                          $ 4,300  $    4,300
King County, Washington Economic
  Enterprise Corp. RB (Sunrise Project)
  Series 1997
   5.25%, 01/07/00                            3,900       3,900
King County, Washington HFA M/F
  Housing RB (Auburn County Apartments)
   5.55%, 01/06/00                            9,150       9,150
Olympia, Washington Economic
  Development Corp. Solid Waste RB
  (Lemay Enterprises Project)
   5.60%, 01/07/00                            8,160       8,160
Pierce County, Washington Economic
  Development Corp. RB (Flex-A-Lite
  Consolidated Project)
   5.25%, 01/07/00                            3,000       3,000
Pierce County, Washington Economic
  Development Corp. RB (K & M
  Holdings II Project) Series 1997
   4.25%, 01/07/00                            1,820       1,820
Pierce County, Washington Economic
  Development Corp. RB (McFarland
  Cascade Project)
   5.65%, 01/07/00                            2,000       2,000
Pierce County, Washington Economic
  Development Corp. RB (Solid Waste
  Lemay Enterprises Project)
   5.60%, 01/07/00                            3,500       3,500
Pilchuck, Washington Water Development
  Corp. IDRB (Romac Industrial Inc.
  Project)
   6.00%, 01/07/00                            6,850       6,850
Port Benton, Washington Economic
  Development Corp. Solid Waste RB
   (ATG, Inc. Project)
   5.60%, 01/05/00                           23,500      23,500
Port Centralia, Washington IDB (Solid
  Waste Lemay Enterprises Project)
   5.60%, 01/07/00                            2,200       2,200
Port Moses Lake, Washington Public Corp.
  RB (Moses Lake Industrial Project)
  Series 1995
   5.25%, 01/07/00                            3,000       3,000
Port Moses Lake, Washington Public Corp.
  RB (National Frozen Foods Corp.)
   5.15%, 01/07/00                            6,800       6,800



                                              Par      Value
                                            -------  ----------
Port Townsend, Washington IDRB (Port
  Townsend Paper Corp.)
   5.55%, 01/06/00                          $ 1,000  $    1,000
Seattle, Washington HDA RB (Capitol Hill
  Housing Improvement & HRG Project)
   5.25%, 01/07/00                            6,355       6,355
Seattle, Washington HDA RB (Casa Pacifica
  Apartments Project) Series 1997
   5.25%, 01/07/00                            3,350       3,350
Seattle, Washington HDA RB (Holly Park
  Project)
   5.25%, 01/07/00                           18,500      18,500
Spokane County, Washington Industrial
  Development Corp. (Metal Sales
  Manufacturing Corp. Project)
   5.60%, 01/07/00                            2,205       2,205
Tacoma, Washington Housing Authority
  RB (Crown Assisted Living Project)
   4.70%, 01/07/00                            3,400       3,400
Washington Health Care Facilities
  Authority RB (Yakima Valley Farm
  Workers Clinic) Series 1997
   5.15%, 01/07/00                            3,700       3,700
Washington State Economic Development
  Finance Authority (Skills Inc Project) (a)
   5.60%, 01/07/00                            3,400       3,400
Washington State Economic Development
  Finance Authority ACES (Tank Project)
  Series 1998B
   5.70%, 01/07/00                            1,400       1,400
Washington State Economic Development
  Finance Authority IDRB (Tonkin
  Building) Series 1997A
   5.65%, 01/07/00                            1,000       1,000
Washington State Economic Development
  Finance Authority RB (Hamilton
  Materials Project)
   5.55%, 01/07/00                            5,000       5,000
Washington State Economic Development
   Finance Authority RB (Hunter Douglas
  Project) Series 1997A
   5.65%, 01/07/00                            3,500       3,500
Washington State HFA M/F Housing
  Mortgage RB (Brittany Park Phase 3
  Project)
   5.65%, 01/07/00                            3,480       3,480

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                            -------  ----------
Washington State HFA M/F Housing
  Mortgage RB (Canyon Lake II)
  Series 1993A
   5.55%, 01/07/00                          $ 4,565  $    4,565
Washington State HFA M/F Housing
  Mortgage RB (Lake Washington
  Apartments Project) Series 1996
   5.25%, 01/07/00                            8,750       8,750
Washington State HFA M/F Housing
  Mortgage RB (Meridian Court
  Apartments) Series 1996
   5.25%, 01/07/00                            6,900       6,900
Washington State HFA M/F Housing
  Mortgage RB (Merrill Gardens Project)
  Series 1997A
   5.55%, 01/07/00                            2,600       2,600
Washington State HFA M/F Housing
  Mortgage RB (Rosecreek Apartments
  Project)
   5.55%, 01/07/00                            3,570       3,570
Washington State Housing Finance
  Commission M/F Housing RB (Mill
  Pointe Apartments Project) Series 1999A
   4.70%, 01/01/00                            9,425       9,425
Washington State Housing Finance
  Commission M/F Housing RB (Woodrose
  Apartment Project) Series 1999A
   5.50%, 01/06/00                            6,750       6,750
Yakama Indian Nation, Washington
  Confederated Tribes & Bands (Yakama
  Forests Products Project)
   5.25%, 01/07/00                            8,600       8,600
Yakima County, Washington Public Corp.
  IDRB (Cowiche Growers Project)
   5.55%, 01/07/00                            3,800       3,800
Yakima County, Washington Public Corp.
  RB (Hi-Country Foods Project)
   5.25%, 01/07/00                            7,300       7,300
Yakima County, Washington Public Corp.
  RB (Michaelson Packaging Project)
   5.25%, 01/07/00                            3,400       3,400
Yakima County, Washington Public Corp.
  RB (Printing Press Project)
   5.25%, 01/07/00                            2,400       2,400
                                                     ----------
                                                        211,620
                                                     ----------



                                              Par      Value
                                            -------  ----------
WEST VIRGINIA -- 0.4%
Fayette County, West Virgina Solid Waste
  Disposal Facilities RB (Georgia-Pacific
  Corp. Project) Series 1995
   5.65%, 01/07/00                          $11,100  $   11,100
Marion County, West Virginia Solid Waste
  Disposal Facilities RB (Grant Town
  Project) Series 1990B
   5.65%, 01/07/00                           13,725      13,725
Marion County, West Virginia Solid Waste
  Disposal Facilities RB (Grant Town
  Project) Series 1990D
   5.65%, 01/07/00                            4,100       4,100
West Virginia State Hospital Finance
  Authority RB (St. Joseph's Hospital
  Project) Series 1987
   3.40%, 01/07/00                            1,800       1,800
                                                     ----------
                                                         30,725
                                                     ----------
WISCONSIN -- 0.5%
Carlton, Wisconsin Pollution Control RB
  (Wisconsin Power & Light Co. Project)
   5.60%, 01/07/00                            5,800       5,800
Chilton, Wisconsin IDRB (Kaytee Products,
  Inc. Project) Series 1995
   5.60%, 01/07/00                            1,105       1,105
Colburn, Wisconsin IDRB (Heartland
  Farms Project) Series 1994
   5.70%, 01/07/00                            6,900       6,900
Grafton, Wisconsin IDRB (Milwaukee
  Sign Co. Project)
   5.70%, 01/07/00                              780         780
Kenosha, Wisconsin IDRB (Asyst Tech.
  Ltd. Liability Corp. Project)
   5.67%, 01/07/00                            5,000       5,000
Lac Du Flambeau, Band of Lake Superior,
  Wisconsin Chippewa Indians Special
  Obligation Bonds (Simpson Electric Co.
  Project) Series 1985
   5.50%, 01/07/00                            4,000       4,000
Rapids City, Wisconsin IDRB (Theile
  Kaolin of Wisconsin, Inc. Project)
  Series 1998
   5.65%, 01/07/00                            2,250       2,250
Rhinelander, Wisconsin IDRB (Lake
  Shore Inc. Project)
   5.70%, 01/07/00                            2,820       2,820

                                              Par      Value
                                            -------  ----------
Wisconsin Housing & Economic
  Development Authority RB (Ultratec Inc.
  Project ) Series 7
   5.70%, 01/06/00                          $ 3,440  $    3,440
Wisconsin State Health & Education
  Facilities Authority RB (Sinai Samaritan)
  Series 1994A
   5.45%, 01/07/00                           12,153      12,153
                                                     ----------
                                                         44,248
                                                     ----------
WYOMING -- 0.3%
Lincoln County, Wyoming Pollution
  Control RB (Exxon Corp. Project)
  Series 1987B
   5.05%, 01/01/00                            5,100       5,100
Lincoln County, Wyoming Pollution
  Control RB (Exxon Corp. Project)
  Series A
   5.05%, 01/01/00                           12,450      12,450
Unita County, Wyoming Pollution
  Control RB (Chevron USA Inc. Project)
  Series. 1992 E17
   4.70%, 01/01/00                            5,200       5,200
                                                     ----------
                                                         22,750
                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $4,678,439)                                   4,678,439
                                                     ----------
VARIABLE RATE TENDER OPTION
  BONDS -- 10.5% (a)(b)(f)
ALABAMA -- 0.0%
Jefferson County, Alabama Sewer RB TOB
  Series 124
   5.56%, 01/06/00                            2,600       2,600
                                                     ----------
ALASKA -- 0.3%
Alaska State Housing Finance Corp. TOB
  Series 1999D
   5.50%, 01/05/00                           21,805      21,805
                                                     ----------
COLORADO -- 0.2%
Colorado HFA S/F Mortgage TOB
  Series 1999M
   5.61%, 01/06/00                           10,725      10,725
Lower Colorado River Authority TOB
   5.56%, 01/07/00                            6,000       6,000
                                                     ----------
                                                         16,725
                                                     ----------



                                              Par      Value
                                            -------  ----------
CONNECTICUT -- 0.2%
Macon, Connecticut HFA TOB Series 1999D
   5.63%, 01/06/00                          $19,995  $   19,995
                                                     ----------
FLORIDA -- 0.1%
Eagle Dade County, Florida Water &
  Sewer TOB Series 1993S
   5.56%, 01/07/00                           11,500      11,500
                                                     ----------
HAWAII -- 0.2%
Hawaii State Housing Finance &
  Development Corp. TOB
   4.76%, 01/06/00                           14,930      14,930
Hawaii State TOBP (PA-601)
   5.56%, 01/07/00                            3,500       3,500
                                                     ----------
                                                         18,430
                                                     ----------
ILLINOIS -- 0.9%
Chicago, Illinois Midway Airport RB TOB
   5.56%, 01/07/00                           24,480      24,480
Chicago, Illinois S/F Mortgage RB
  Series 1999N TOB
   5.61%, 01/06/00                            9,995       9,995
Illinois Educational Facilities TOB
   5.50%, 01/07/00                            2,000       2,000
Illinois Metropolitan Pier & Expo
  Authority Mccormick Place TOB
   5.56%, 01/07/00                           14,355      14,355
Illinois Regional Transportation
  Authority TOB
   5.56%, 01/06/00                            9,730       9,730
Illinois Various Counties GO TOB
   5.56%, 01/06/00                           12,055      12,055
                                                     ----------
                                                         72,615
                                                     ----------
KANSAS -- 0.5%
Kansas Department of Transportation
  Highway RB TOB Series 1999
   5.56%, 01/06/00                           37,500      37,500
                                                     ----------
KENTUCKY -- 0.3%
Kentucky Housing Corporate Housing RB
  Series 1998W TOB
   4.76%, 01/06/00                           19,320      19,320
Louisville & Jefferson Counties, Kentucky
  Metro Sewer District TOB Series A
   5.58%, 01/06/00                            6,115       6,115
                                                     ----------
                                                         25,435
                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------
LOUISIANA -- 0.2%
Jefferson Parish, Louisiana Hospital
  Services District #2 Hospital RB TOB
  Series 183
   5.58%, 01/06/00                         $ 14,995  $   14,995
                                                     ----------
MARYLAND -- 0.4%
Maryland State Community Housing
  Development Adminstration
  Department TOB Series 1999G
   4.88%, 01/07/00                           32,335      32,335
                                                     ----------
MASSACHUSETTS -- 0.3%
Massachusetts State GO TOB
   3.99%, 01/06/00                           12,150      12,150
Massachusetts State Water Pollution
  Abatement Trust Water Pollution
  TOB Series 1999N
   5.45%, 01/05/00                           16,500      16,500
                                                     ----------
                                                         28,650
                                                     ----------
MICHIGAN -- 0.2%
Detroit, Michigan Water Supply TOB
   5.56%, 01/06/00                           10,680      10,680
Monroe County, Michigan Pollution
  Control TOB (Detroit Edison Co. Project)
   5.61%, 01/07/00                            9,920       9,920
                                                     ----------
                                                         20,600
                                                     ----------
MINNESOTA -- 0.1%
Rochester, Minnesota Health Care
  Facilities RB TOB Series 177
   5.56%, 01/06/00                            7,130       7,130
                                                     ----------
MISSISSIPPI -- 0.2%
Mississippi S/F HFA TOB Series 1997G
   5.61%, 01/07/00                           12,330      12,330
                                                     ----------
NEBRASKA -- 0.1%
Nebraska Investment Finance Authority
  S/F Housing RB Series TOB Series 1998X
   4.86%, 01/06/00                           10,825      10,825
                                                     ----------
NEW HAMPSHIRE -- 0.3%
New Hampshire State HFA S/F Revenue
  TOB Series 1998G
   5.55%, 01/07/00                           12,920      12,920



                                              Par      Value
                                           --------  ----------
New Hampshire State HFA S/F Revenue
  TOB Series 1998U
   5.00%, 01/07/00                         $  9,995  $    9,995
                                                     ----------
                                                         22,915
                                                     ----------
NEW JERSEY -- 0.5%
New Jersey Health Care TOBP (PA-504)
  Series 1998B /
   5.46%, 01/07/00                           10,275      10,275
New Jersey State Housing & Mortgage
  Financing Agency TOBP (PT-287)
   5.36%, 01/01/00                           24,985      24,985
New Jersey State Transportation Trust
  Fund Authority TOBP (PT-298)
   5.46%, 01/07/00                            3,100       3,100
                                                     ----------
                                                         38,360
                                                     ----------
NEW YORK -- 1.8%
Long Island Power Authority, New York
  Electric System RB TOBP (PA-544)
   5.55%, 01/06/00                            8,250       8,250
Long Island Power Authority, New York
  Electric System RB TOBP (PA-565)
   5.55%, 01/07/00                           15,000      15,000
Macon, New York State Managment
  Agency RB TOB Series 1999H
   5.01%, 01/07/00                           14,995      14,995
New York City, New York GO TOB
  (CoreStates Merlot Program)
  Series 1997C
   5.45%, 01/07/00                           28,825      28,825
New York City, New York Municipal
  Assistance Corp. TOB
   5.55%, 01/07/00                           11,000      11,000
New York City, New York Municipal Water
  Finance Authority Water & Sewer
  Systems RB TOB Series 158
   5.56%, 01/06/00                            9,995       9,995
New York City, New York Transitional
  Finance Authority Future Tax Secured
  TOB Series 1999B
   5.45%, 01/05/00                           20,660      20,660
New York City, New York Waste
  Management Facilities Water Sewer
  Systems RB TOBP (PA-523) Series 1998B
   5.55%, 01/07/00                           18,235      18,235
New York Local Government Assistance
  Corp. TOBP (PT-1055) Series 1997B
   5.55%, 01/07/00                            1,615       1,615

                                              Par      Value
                                           --------  ----------
New York State Dormitory Authority RB
  (Montefiore Medical Center Project) TOB
  Series 156
   5.56%, 01/06/00                         $  7,950  $    7,950
New York State Mortgage Agency Revenue
  TOB Series 1999F
   4.91%, 01/06/00                           10,700      10,700
                                                     ----------
                                                        147,225
                                                     ----------
NORTH CAROLINA -- 0.0%
North Carolina Municipal Power
  Agency #1 RB (Catawba Electric) TOB
  Series 1999Q
   4.50%, 01/06/00                            2,875       2,875
                                                     ----------
OHIO -- 0.4%
Ohio State Turnpike Commission Turnpike
  RB TOB Series 163
   5.54%, 01/06/00                           33,030      33,030
                                                     ----------
PENNSYLVANIA -- 0.4%
Pennsylvania HFA TOB Series 1999U
   5.31%, 01/06/00                           28,405      28,405
Philadelphia, Pennsylvania Airport RB
  TOBP (PA-387)
   5.56%, 01/07/00                            1,920       1,920
Philadelphia, Pennsylvania School District
  TOBP (PA-559)
   5.56%, 01/07/00                            1,500       1,500
Philadelphia, Pennsylvania Water & Waste
  RB TOBP (PT-151) Series 1993
   4.91%, 01/07/00                            3,090       3,090
                                                     ----------
                                                         34,915
                                                     ----------
PUERTO RICO -- 0.1%
Puerto Rico Commonwealth Highway &
  Transportation Authority Highway RB
  TOBP (PA-605)
   5.16%, 01/07/00                            3,210       3,210
Puerto Rico Commonwealth TOBP (PT 181)
   5.16%, 01/07/00                            1,700       1,700
                                                     ----------
                                                          4,910
                                                     ----------
RHODE ISLAND -- 0.2%
Rhode Island Housing & Mortgage Finance
   Corp. TOB Series 1999E
   4.86%, 01/06/00                           19,020      19,020
                                                     ----------



                                              Par      Value
                                           --------  ----------
TEXAS -- 1.1%
Austin, Texas Independant School
  District TOB
   5.56%, 01/07/00                         $  5,700  $    5,700
Eagle, Texas Texas A&M Board of Regents
  Permanent University Fund TOB
   5.56%, 01/07/00                           28,445      28,445
El Paso, Texas Water & Sewer Revenue TOB
  Series 1999
   5.11%, 01/07/00                           14,825      14,825
Harris County, Texas Health Facility
  Development Corp. TOB
   5.56%, 01/06/00                           14,850      14,850
Lower Colorado River Authority, Texas
  Revenue Refunding Bonds TOB
  Series 185
   5.56%, 01/06/00                           10,135      10,135
Mansfield, Texas Industrial Development
  Corp. Revenue TOB (Southern
  Champion Tray Project) Series 1999
   5.65%, 01/05/00                            3,400       3,400
Southeast Texas Housing Finance Corp.
  TOBP (PT-193)
   5.15%, 01/07/00                           13,270      13,270
Texas A & M University TOBP (PA-556)
   5.00%, 01/07/00                            2,500       2,500
                                                     ----------
                                                         93,125
                                                     ----------

UTAH -- 0.1%
Intermountain Power Agency, Utah Power
  Supply TOB Series 1997B
   5.56%, 01/06/00                           10,995      10,995
                                                     ----------

WASHINGTON -- 0.6%
Port of Seattle, Washington Special
  Facilities RB TOB Series 1999J
   5.55%, 01/05/00                           49,795      49,795
                                                     ----------
WISCONSIN -- 0.6%
Wisconsin Housing & Economic
  Development Authority Home Ownership
  RB TOB Series 1999R
   5.26%, 01/07/00                           19,995      19,995
Wisconsin Housing & Economic
  Development Authority Home Ownership
  RB TOB Series 1999S
   5.56%, 01/07/00                           13,240      13,240

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

Wisconsin Housing & Economic
  Development Authority Home
  Ownership TOBP (PT-194)
   5.15%, 01/07/00                         $ 15,005  $   15,005
                                                     ----------
                                                         48,240
                                                     ----------
WYOMING -- 0.2%
Wyoming Community Development
  Authority Housing RB TOB
   5.61%, 01/07/00                           15,360      15,360
                                                     ----------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $874,235)                                       874,235
                                                     ----------
TAX-EXEMPT COMMERCIAL PAPER -- 8.4% (c)
ARIZONA -- 0.6%
Maricopa County, Arizona Pollution
  Control Authority Revenue Refunding
  Bonds TECP (Southern California
  Edison Palo Alto Verde Project)
  Series 1985G
   3.60%, 01/25/00                           16,100      16,100
   3.85%, 03/09/00                           16,900      16,900
   3.75%, 04/12/00                            5,000       5,000
Salt River Project, Arizona Argicultural
  Improvement Program TECP (f)
   3.85%, 01/19/00                            9,515       9,515
                                                     ----------
                                                         47,515
                                                     ----------
CALIFORNIA -- 0.1% (f)
Orange County, Florida TECP Series A
   3.75%, 01/25/00                           12,863      12,863
                                                     ----------
COLORADO -- 0.2% (f)
Lower Colorado, River Authority TECP
   3.70%, 01/31/00                           18,200      18,200
                                                     ----------
FLORIDA -- 0.9% (f)
Florida Local Government Finance
  Commission Pooled TECP Series A
   3.75%, 01/31/00                           10,936      10,936
   3.70%, 03/03/00                            5,263       5,263
Florida Local Government Finance
  Commission Pooled TECP Series B
   3.80%, 01/31/00                            3,000       3,000
Orange County, Florida HFA Pooled
  Hospital Loan TECP
   3.85%, 03/02/00                            6,600       6,600



                                             Par       Value
                                           --------  ----------
Pinellas County, Florida Education
  Facilities TECP
   3.70%, 02/03/00                         $ 17,900  $   17,900
Sunshine State of Florida Governmental
  Finance Community TECP
   3.60%, 01/18/00                           16,000      16,000
   3.70%, 04/11/00                           20,495      20,495
                                                     ----------
                                                         80,194
                                                     ----------
INDIANA -- 0.6%
Indiana Health Facilities Financing
  Authority (Acension Health) TECP
   3.80%, 02/09/00                           50,000      50,000
                                                     ----------
KENTUCKY -- 0.7%
Kentucky Asset Liability Community
  General Fund RB TECP Series A (f)
   3.63%, 03/20/00                           20,280      20,280
Trimble County, Kentucky Pollution
  Control Revenue Bonds TECP
  (Louisville G & E Project) Series 1997A
   3.85%, 01/28/00                           35,000      35,000
                                                     ----------
                                                         55,280
                                                     ----------
LOUISIANA -- 1.1%
Louisiana Adjustable Tender GO
  Refunding Bonds TECP Series 1991A (f)
   3.60%, 01/25/00                            8,420       8,420
Louisiana Adjustable Tender GO
  Refunding Bonds TECP
   3.80%, 01/25/00                            1,395       1,395
Louisiana State Pollution Control Revenue
  Refunding Bonds TECP (St. James
  Parish/Texaco Project) Series 1988A
   3.50%, 01/19/00                           37,500      37,500
Louisiana State Pollution Control Revenue
  Refunding Bonds TECP (St. James
  Parish/Texaco Project) Series 1988B
   3.50%, 01/19/00                           43,030      43,030
                                                     ----------
                                                         90,345
                                                     ----------
MICHIGAN -- 0.8% (f)
Michigan State Building Authority TECP
  Series 1992
   3.90%, 01/12/00                           65,055      65,055
                                                     ----------

                                              Par      Value
                                           --------  ----------
MINNESOTA -- 0.3%
Rochester, Minnesota Health Care
  Facilities RB TECP (Mayo Foundation
  Mayo Clinic Project) Series 1992
   3.70%, 03/09/00                         $ 20,900  $   20,900
   3.75%, 03/09/00                            3,200       3,200
                                                     ----------
                                                         24,100
                                                     ----------
NEVADA -- 0.5% (f)
Las Vegas Valley, Nevada Water District
  GO TECP Series A
   3.65%, 02/08/00                           40,000      40,000
                                                     ----------
NEW JERSEY -- 0.2% (f)
New Jersey Transportation TECP
  Series 2000A
   3.65%, 02/03/00                           21,000      21,000
                                                     ----------
NEW YORK -- 0.1%
New York State Power Authority TECP
  Series 2
   3.80%, 03/08/00                            1,000       1,000
Port of New York & New Jersey TECP
   5.03%, 01/10/00                            7,050       7,048
                                                     ----------
                                                          8,048
                                                     ----------
OKLAHOMA -- 0.4% (f)
Oklahoma City, Oklahoma Industrial
  Cultural Facilities Trust Health Care
  TECP Series 1998B
   3.70%, 01/20/00                           15,495      15,495
   3.65%, 01/25/00                           17,000      17,000
                                                     ----------
                                                         32,495
                                                     ----------
PENNSYLVANIA -- 0.5% (f)
Carbon County, Pennsylvania IDA
  Resources Recovery RB TECP
   3.80%, 01/20/00                           15,045      15,045
Montgomery County, Pennsylvania IDA
  Pollution Control Revenue Refunding
  TECP
   3.60%, 01/25/00                           14,400      14,400
   3.65%, 01/25/00                           11,760      11,760
                                                     ----------
                                                         41,205
                                                     ----------



                                              Par      Value
                                           --------  ----------
PUERTO RICO -- 0.4%
Goverment Development Bank For Puerto
  Rico TECP
   3.55%, 01/26/00                         $  8,298  $    8,298
   3.70%, 03/14/00                           23,000      23,000
   3.70%, 04/11/00                            6,713       6,713
                                                     ----------
                                                         38,011
                                                     ----------
WASHINGTON -- 1.0% (f)
Port of Seattle, Washington Subordinate
  Lien RB TECP Series 1997
   3.70%, 01/20/00                           81,000      81,000
                                                     ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $705,311)                                       705,311
                                                     ----------
TAX & REVENUE ANTICIPATION NOTES -- 7.1% (c)
NEW MEXICO -- 1.5%
New Mexico State TRAN
   3.23%, 06/30/00                          124,000     124,457
   3.28%, 06/30/00                            6,000       6,021
                                                     ----------
                                                        130,478
                                                     ----------
PENNSYLVANIA -- 0.5%
Philadelphia, Pennsylvania School District
  TRAN Series 1999C (f)
   3.45%, 06/30/00                           15,000      15,039
Philadelphia, Pennsylvania TRAN
  Series 1999A
   3.50%, 06/30/00                           17,000      17,061
   3.90%, 06/30/00                           10,000      10,013
                                                     ----------
                                                         42,113
                                                     ----------
TEXAS -- 4.9%
Texas State TRAN Series 1999A
   3.69%, 08/31/00                           51,000      51,260
   3.70%, 08/31/00                          200,000     201,026
   3.77%, 08/31/00                           30,300      30,437
   3.78%, 08/31/00                           14,400      14,464
   3.80%, 08/31/00                            7,000       7,030
   3.81%, 08/31/00                            5,900       5,925
   3.82%, 08/31/00                           10,000      10,041
   3.85%, 08/31/00                           47,900      48,084
   3.86%, 08/31/00                           34,900      35,033
   3.90%, 08/31/00                            3,500       3,512
                                                     ----------
                                                        406,812
                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                              Par      Value
                                            -------  ----------
WISCONSIN -- 0.2%
Eau Claire, Wisconsin Area School
  District TRAN
   3.92%, 10/20/00                         $ 17,592  $   17,671
                                                     ----------
TOTAL TAX & REVENUE ANTICIPATION NOTES
  (Cost $597,074)                                       597,074
                                                     ----------
MANDATORY PUT BONDS -- 6.1% (c)
ARKANSAS -- 0.1%
Arkansas State S/F HFA Housing Mortgage
  RB Series C
   3.00%, 03/01/00                           10,280      10,280
                                                     ----------
CALIFORNIA -- 1.6%  (f)
California Higher Education Loan
  Authority Student Loan RB
  Series 1987C
   3.20%, 06/01/00                           70,000      70,000
California Higher Education Loan
  Authority Student Loan RB Series
  1992A-2
   3.18%, 04/01/00                           49,300      49,300
California Higher Education Loan
  Authority Student Loan RB Series
  1995E-5
   3.20%, 06/01/00                           14,000      14,000
                                                     ----------
                                                        133,300
                                                     ----------
FLORIDA -- 0.3%
University of South Florida
  Foundation COP
   3.90%, 02/15/00                           23,100      23,100
                                                     ----------
IDAHO -- 0.2%
Custer County, Idaho Pollution Control
  RB (Amoco Project) Series 1983
   3.70%, 04/01/00                           19,000      19,000
                                                     ----------
ILLINOIS -- 0.1%
Illinois Development Financing
  Authority RB
   3.70%, 03/01/00                            6,900       6,900
Orland Park, Illinois IDRB (Orland
  Properties Project) (f)
   3.70%, 01/07/00                            1,035       1,035
                                                     ----------
                                                          7,935
                                                     ----------



                                              Par      Value
                                           --------  ----------
NEVADA -- 0.4% (f)
Clark County, Nevada Airport Revenue
  Systems Sub Lien RB Series 1999B1
   3.73%, 03/01/00                         $ 33,160  $   33,160
                                                     ----------
NEW JERSEY -- 0.1% (f)
New Jersey State Higher Education
  Assistance Authority Student Loan RB
  Series 1999B
   3.10%, 06/01/00                            6,000       6,000
                                                     ----------
PENNSYLVANIA -- 0.2%
Beaver County, Pennsylvania IDA Pollution
  Control Refunding RB (Ohio Edison
  County) Series 1992A
   3.05%, 04/01/00                           15,500      15,500
                                                     ----------
RHODE ISLAND -- 0.2% (f)
Rhode Island State Student Loan
  Authority RB
   3.60%, 06/01/00                           19,000      19,000
                                                     ----------
TENNESSEE -- 0.3%
Metropolitan Nashville & Davidson
  County, Tennessee IDRB (Insurance Co.
  America Project)
   3.90%, 05/01/00                            5,700       5,700
Tennessee HDA (Homeownership
  Program) Series 1999-1B
   3.25%, 06/01/00                           20,000      20,000
                                                     ----------
                                                         25,700
                                                     ----------
TEXAS -- 2.3% (f)
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1992A
   3.80%, 09/01/00                            7,500       7,500
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1992B
   3.50%, 07/01/00                           14,000      14,000
Greater East Texas Higher Education
  Authority Student Loan RB Series 1993A
   3.15%, 05/01/00                           48,150      48,150
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1993B2
   3.20%, 06/01/00                            6,500       6,500

                                              Par      Value
                                           --------  ----------
Greater East Texas Higher Education
Authority Student Loan RB
Series 1995
   3.15%, 05/01/00                         $ 40,000      40,000
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1995A
   3.20%, 05/01/00                           22,700      22,700
Greater East Texas Student Loan Corp.
  Student Loan RB Series 1996A
   3.00%, 03/01/00                           55,670      55,670
Greater East Texas Student Loan Corp.
  Student Loan RB Series 1996B
   3.20%, 06/01/00                            2,125       2,125
                                                     ----------
                                                        196,645
                                                     ----------
WYOMING -- 0.3%
Jackson County, Wyoming Pollution
  Control RB (Chevron Project)
   3.85%, 05/01/00                           25,000      25,000
                                                     ----------
TOTAL MANDATORY PUT BONDS
  (Cost $514,620)                                       514,620
                                                     ----------
REVENUE BONDS -- 3.8% (c)
ARIZONA -- 0.0% (F)
Pima County, Arizona Street &
  Highway RB
   4.00%, 07/01/00                            2,500       2,512
                                                     ----------
CALIFORNIA -- 0.6% (f)
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series 1987C-1
   3.55%, 07/01/00                           50,000      50,000
                                                     ----------
COLORADO -- 0.1%
Denver, Colorado City & County S/F Metro
  Mayors Caucus RB
   3.20%, 05/01/00                            7,300       7,300
                                                     ----------
DELAWARE -- 0.0% (f)
Delaware Transportation Authority
  Transportation System RB
   3.60%, 07/01/00                              775         804
                                                     ----------



                                              Par      Value
                                           --------  ----------
FLORIDA -- 0.1% (f)
Osceola County, Florida Capital Imports RB
   3.70%, 09/01/00                         $  4,195  $    4,216
                                                     ----------
HAWAII -- 0.1% (f)
Hawaii State Airport System Revenue
  Refunding Bonds 2nd Series 1991
   3.60%, 07/01/00                            1,680       1,701
Hawaii State Airport System Revenue
  Refunding Bonds 2nd Series 1994
   4.10%, 07/01/00                            2,500       2,516
                                                     ----------
                                                          4,217
                                                     ----------
ILLINOIS -- 0.0% (f)
Illinois Municipal Electric Agency Power
  Supply RB
   3.05%, 02/01/00                            1,850       1,852
Winnebago & Boone Counties, Illinois
  School District No.205 RB
   3.25%, 02/01/00                            1,200       1,204
                                                      ----------
                                                          3,056
                                                     ----------
INDIANA -- 0.3% (f)
Indiana Secondary Market For Educational
  Loans, Inc. Educational Loan RB
  Series 1999G
   3.80%, 06/01/00                           13,000      13,000
Indiana University Student Fee RB
  Series 1990G
   3.60%, 08/01/00                            9,500       9,869
                                                     ----------
                                                         22,869
                                                     ----------
KENTUCKY -- 0.0% (f)
Kentucky Housing Corp. Housing RB
  Series 1993B
   4.10%, 07/01/00                            1,000       1,002
                                                     ----------
MARYLAND -- 0.0%
Maryland Department of
  Transportation RB
   3.25%, 06/15/00                            3,935       3,946
                                                     ----------
MICHIGAN -- 0.0%
Michigan State HDA S/F Housing RB
  Series 1999A
   3.20%, 06/01/00                            3,835       3,835
                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

MINNESOTA -- 0.2%
Dakota County, Minnesota Housing  &
  Redevelopment Authority S/F Housing
  Refunding RB Series 1999C
   3.20%, 04/25/00                         $  6,250  $    6,250
Minneapolis St. Paul, Minnesota Housing
  Finance Board Revenue Refunding
  Bond (S/F Mortgage Project)
  Series 1999A3 (f)
   3.60%, 08/01/00                           10,500      10,500
Minnesota State HFA S/F Mortgage
  RB Series 1999F (f)
   3.20%, 06/01/00                            3,750       3,750
                                                     ----------
                                                         20,500
                                                     ----------
NEVADA -- 0.2% (f)
Clark County, Nevada Airport RB
  Series B-2
   3.68%, 03/01/00                           16,000      16,000
Clark County, Nevada Passenger Facilities
  Charge RB (Las Vegas Macarran
  International Airport) Series 1995A
   4.30%, 07/01/00                            1,000       1,003
                                                     ----------
                                                         17,003
                                                     ----------
NEW JERSEY -- 0.2%
New Jersey Economic Development
  Authority Market Transition Facility RB
  Series 1994A (f)
   3.50%, 07/01/00                            3,900       3,930
New Jersey State Transportation Authority
  RB Series 1992A
   3.30%, 06/15/00                            1,000       1,012
Port Authority New York & New Jersey
  RB 119th Series (f)
   3.75%, 09/15/00                            8,600       8,644
                                                     ----------
                                                         13,586
                                                     ----------
OKLAHOMA -- 0.0%
Grand River Dam Authority, Oklahoma
  Revenue Refunding Bond
   3.65%, 06/01/00                            3,355       3,376
                                                     ----------
OREGON -- 0.3%
Oregon State Housing & Community
  Services Department Management RB
  Series1999C
   3.15%, 04/13/00                            5,000       5,000



                                              Par      Value
                                           --------  ----------

Oregon State Housing & Community
  Services Department Management RB
  Series1999D
   3.20%, 04/13/00                         $  1,900  $    1,900
Oregon State Housing & Community
  Services Department S/F Mortgage RB
  Series 1999H
   3.48%, 06/29/00                            6,000       6,000
Oregon State Housing & Community
  Services Department S/F Mortgage RB
  Series 1999N
   3.85%, 11/02/00                           10,000      10,000
Oregon State Housing & Community
  Services Department S/F Mortgage RB
  Series 1999O
   3.95%, 11/02/00                            1,210       1,210
                                                     ----------
                                                         24,110
                                                     ----------
PENNSYLVANIA -- 0.0% (f)
Philadelphia, Pennsylvania Hospital &
  Higher Education Facilities Authority RB
  (Northwestern Corp. Project)
  Series 1991A
   3.25%, 06/01/00                            2,200       2,290
                                                     ----------
RHODE ISLAND -- 0.1% (f)
Rhode Island Health & Education Building
  Corp. Hospital Funding RB (Johnson &
  Wales University Project)
   3.16%, 04/01/00                            4,460       4,605
                                                     ----------
SOUTH CAROLINA -- 0.1% (f)
Clemson University, South Carolina
  University RB Series 1998A
   3.25%, 05/01/00                            2,340       2,350
South Carolina Transportation
  Infrastructure RB Series 1998A
   3.82%, 10/01/00                            5,255       5,291
                                                     ----------
                                                          7,641
                                                     ----------
SOUTH DAKOTA -- 0.4%
South Dakota HDA Homeownership
  Mortgage RB Series 1999F
   3.45%, 07/07/00                           23,000      23,000
South Dakota HDA Homeownership
  Mortgage RB Series 1999I
   3.85%, 09/28/00                           11,500      11,500
                                                     ----------
                                                         34,500
                                                     ----------

                                              Par      Value
                                           --------  ----------
TEXAS -- 0.1%
Austin, Texas Utilities System RB
  Series 1985A (f)
   3.50%, 05/15/00                         $  1,350  $    1,379
Fort Worth, Texas Water & Sewer
  Refunding Improvement RB
   3.05%, 02/15/00                            2,110       2,115
Houston, Texas Community College
  System Student Fee RB (f)
   3.41%, 04/15/00                            1,590       1,597
San Antonio, Texas Water Revenue
  Refunding Bonds (f)
   3.25%, 05/15/00                            2,575       2,600
Texas Tech University, Texas Board of
  Regents (f)
   3.13%, 02/15/00                            1,740       1,742
University of Texas University Revenue
  Refunding Bonds Series 1991A
   3.50%, 08/15/00                            2,000       2,035
                                                     ----------
                                                         11,468
                                                     ----------
UTAH -- 0.1%
Utah State Board of Regents Student Loan
  RB Series 1998H
   3.60%, 05/01/00                            4,000       4,004
                                                     ----------
VIRGINIA -- 0.1%
Chesapeake Bay Bridge & Tunnel
  Commission, Virginia District RB (f)
   4.00%, 07/01/00                            2,000       2,011
Hampton Roads Sanitation District,
  Virginia Wastewater Capital
  Improvement Revenue Refunding Bonds
   3.95%, 10/01/00                            5,000       5,012
                                                     ----------
                                                          7,023
                                                     ----------
WASHINGTON -- 0.7%
Washington State Housing Finance
  Commission S/F Housing Program RB
  Series 1A-S
   3.00%, 02/01/00                            1,645       1,645
Washington State Housing Finance
  Commission S/F Housing Program RB
  Series 1N-S
   2.95%, 02/01/00                            5,130       5,130



                                              Par      Value
                                           --------  ----------
Washington State Housing Finance
  Commission S/F Housing Program RB
  Series 2A-S
   3.15%, 05/01/00                         $  8,825  $    8,825
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project No. 2) Series 1990B (f)
   1.20%, 07/01/00                           31,240      32,334
Washington State Public Power Supply
  System Revenue Refunding Bonds
   (Nuclear Project No. 2) Series 1990C
   4.20%, 07/01/00                            5,610       5,695
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project No. 2) Series 1997A
   4.00%, 07/01/00                            2,000       2,010
                                                     ----------
                                                         55,639
                                                     ----------
WISCONSIN -- 0.1%
Wisconsin Housing & Economic
  Development Authority Home
  Ownership RB Series 1999I
   3.55%, 08/15/00                            6,000       6,000
                                                     ----------
TOTAL REVENUE BONDS
  (Cost $315,502)                                       315,502
                                                     ----------
FIXED RATE TENDER OPTION BONDS -- 3.1% (c)(e)
CONNECTICUT -- 0.2% (f)
Connecticut HFA Housing Mortgage
  Finance Program TOB Series 1998T
   3.65%, 03/16/00                           12,995      12,995
                                                     ----------
GEORGIA -- 0.1% (f)
Cherokee County, Georgia Water & Sewer
  Authority TOBP (PT-266)
   3.30%, 05/11/00                            8,395       8,395
                                                     ----------
HAWAII -- 0.2% (f)
Hawaii State Airport System RB TOB
  Series 1991-2
   3.55%, 06/01/00                           14,765      14,765
                                                     ----------
INDIANA -- 0.1% (f)
Indiana State Housing TOB Series 1999A
   5.01%, 01/06/00                            9,995       9,995
                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------
MARYLAND -- 0.1% (f)
Maryland State Administration
  Department Housing &
  Community Development TOBP
  (PA-478R)
   3.65%, 02/24/00                         $  9,290  $    9,290
                                                     ----------
NEBRASKA -- 0.1%
Nebraska Public Power District RB TOBP
  (PT-1176) Series 1998B
   3.60%, 02/10/00                            9,050       9,050
                                                     ----------
NEW JERSEY -- 0.4% (f)
New Jersey State Building Authority TOB
  Series 1997
   3.65%, 02/03/00                            1,000       1,000
New Jersey State Housing & Mortgage
  Finance Agency Revenue TOBP
  (PT-285)
   3.80%, 08/10/00                            6,895       6,895
New Jersey State Housing & Mortgage
  Finance Agency Revenue TOBP
  (PT-1182) Series 1999
   3.75%, 09/14/00                           22,745      22,745
                                                     ----------
                                                         30,640
                                                     ----------
NEW YORK -- 0.2% (f)
Long Island, New York Power Authority
  Electrical Systems RB TOB
  Series 1998A
   3.47%, 02/07/00                           12,870      12,870
                                                     ----------
PENNSYLVANIA -- 0.7% (f)
Pennsylvania HFA S/F Mortgage RB TOBP
  ( PT-119A) Series 1997
   3.45%, 03/09/00                           19,090      19,090
Pennsylvania HFA S/F Mortgage RB TOBP
  (PT-278) Series 1999-66A
   3.59%, 04/06/00                           14,355      14,355
Pennsylvania HFA TOB Series 1998Y
   4.86%, 01/06/00                           12,395      12,395
Philadelphia, Pennsylvania IDA Airport RB
  TOB Series 1998A
   3.62%, 07/20/00                           15,000      15,000
                                                     ----------
                                                         60,840
                                                     ----------



                                              Par      Value
                                           --------  ----------
TEXAS -- 0.4% (f)
Houston, Texas GO TOB
   3.45%, 02/01/00                         $ 21,655  $   21,655
Texas Department of Housing &
  Community Affairs Residential Meeting
  RB TOB Series 1999C
   5.01%, 01/06/00                           14,995      14,995
                                                     ----------
                                                         36,650
                                                     ----------
UTAH -- 0.5% (f)
Intermountain Power Agency, Utah Power
  Supply TOB Series 1996C
   3.85%, 07/01/00                            5,000       5,052
Utah Board of Regents TOB
   3.25%, 02/08/00                           30,060      30,060
Utah Building RB TOB
   3.75%, 01/26/00                            9,695       9,695
                                                     ----------
                                                         44,807
                                                     ----------
WASHINGTON -- 0.1% (f)
Seattle Washington TOBP (PT-1167)
   3.60%, 07/20/00                            6,740       6,740
                                                     ----------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $257,037)                                       257,037
                                                     ----------
OPTIONAL PUT BONDS -- 1.3% (c)(f)
CALIFORNIA -- 0.2%
California Higher Education Loan
  Authority Student Loan RB Put Bond
  Series 1992D1
   3.45%, 04/01/00                           18,100      18,100
                                                     ----------
MONTANA -- 0.4%
Montana State Board of Investments
  Resource Recovery RB
  (Colstrip Project)
   3.25%, 05/31/00                           35,000      35,000
                                                     ----------
TEXAS -- 0.7%
Grapevine, Texas Industrial Development
   Corp. Airport RB (Singer County
  Project)
   3.25%, 04/03/00                           18,975      18,975
Greater East Texas Higher Education
  Authority Student Loan RB Series 1992B
   3.85%, 09/01/00                           14,400      14,400

                                              Par      Value
                                           --------  ----------
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1993B1
   3.00%, 02/01/00                         $ 11,000  $   11,000
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1995B
   3.50%, 07/01/00                           10,000      10,000
                                                     ----------
                                                         54,375
                                                     ----------
TOTAL OPTIONAL PUT BONDS
  (Cost $107,475)                                       107,475
                                                     ----------
GENERAL OBLIGATIONS -- 1.2% (c)
ALABAMA -- 0.1%
Alabama State GO Series 1999A
   3.90%, 10/01/00                            9,000       9,100
Talladega County, Alabama GO (f)
   3.10%, 03/01/00                            1,100       1,101
                                                     ----------
                                                         10,201
                                                     ----------
ARIZONA -- 0.1% (f)
Glendale, Arizona Refunding GO Bonds
   3.25%, 07/01/00                            4,000       4,030
                                                     ----------
CALIFORNIA -- 0.2%
California State GO
   3.45%, 10/01/00                           15,130      15,301
                                                     ----------
FLORIDA -- 0.1%
Dade County, Florida GO Series 1979I
   3.80%, 07/01/00                            2,000       2,030
Florida State Board of Education Capital
  Outlay GO Series 1989A (f)
   3.41%, 06/01/00                            2,095       2,169
                                                     ----------
                                                          4,199
                                                     ----------
MAINE -- 0.0%
Maine State Highway Improvement GO
   3.22%, 06/15/00                            1,690       1,700
                                                     ----------
MASSACHUSETTS -- 0.1% (f)
Palmer, Massachusettes GO
   3.20%, 03/01/00                            4,500       4,619
                                                     ----------
MICHIGAN -- 0.2%
Detroit, Michigan City School District GO
   3.20%, 06/01/00                           20,000      20,064
                                                     ----------



                                              Par      Value
                                           --------  ----------
NEW JERSEY -- 0.0%
Bergen County, New Jersey GO
   3.45%, 08/01/00                         $  1,500  $    1,509
Passaic Valley, New Jersey Sewer System
  GO Series 1999E (f)
   3.93%, 12/01/00                            2,070       2,080
                                                     ----------
                                                          3,589
                                                     ----------
NEW YORK -- 0.1% (f)
Nassau County, New York General
  Improvement GO Series 1999A
   3.18%, 06/01/00                           10,846      10,860
                                                     ----------
SOUTH CAROLINA -- 0.2%
Greenville, South Carolina School
  District GO
   3.10%, 03/01/00                           11,000      11,020
South Carolina State Highway Series
  1999A GO
   3.10%, 05/01/00                            2,000       2,009
                                                     ----------
                                                         13,029
                                                     ----------
UTAH -- 0.0%
Davis County, Utah School District GO
   3.25%, 06/01/00                            1,425       1,431
                                                     ----------
VIRGINIA -- 0.0%
Fairfax County, Virginia Public
  Improvement GO Series 1999B
   4.00%, 12/01/00                            2,330       2,340
                                                     ----------
WASHINGTON -- 0.1%
Seattle, Washington GO
   3.12%, 03/01/00                            2,705       2,711
Washington State GO Series 1992B
   3.40%, 06/01/00                            2,000       2,017
                                                     ----------
                                                          4,728
                                                     ----------
TOTAL GENERAL OBLIGATIONS
  (Cost $96,091)                                         96,091
                                                     ----------
BOND ANTICIPATION NOTES -- 1.1% (c)
KANSAS -- 0.2%
Olathe, Kansas Temporary BAN
  Series 1999A
   3.15%, 06/01/00                           20,475      20,504
                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                            -------  ----------
NEW JERSEY -- 0.8%
East Brunswick Township, New Jersey BAN
   3.25%, 06/15/00                         $  4,400  $    4,410
East Brunswick Township, New
  Jersey BAN (d)
   3.87%, 01/05/01                           16,800      16,869
Jersey City, New Jersey BAN
   3.80%, 09/15/00                            8,370       8,396
Jersey City, New Jersey School
  Promissory BAN
   3.00%, 03/03/00                           10,000      10,008
Passaic County, New Jersey BAN
   3.24%, 06/15/00                            8,600       8,610
   3.80%, 09/22/00                           15,903      15,939
Trenton, New Jersey Temporary BAN
   3.79%, 10/20/00                            3,800       3,813
                                                     ----------
                                                         68,045
                                                     ----------
NEW YORK -- 0.1%
West Seneca, New York BAN
   3.10%, 04/06/00                            4,990       4,994
                                                     ----------
TOTAL BOND ANTICIPATION NOTES
  (Cost $93,543)                                         93,543
                                                     ----------
TAX ANTICIPATION NOTES -- 0.4% (c)
IDAHO -- 0.3%
Idaho State TAN
   3.40%, 06/30/00                           25,000      25,101
                                                     ----------
WASHINGTON -- 0.1%
King County, Washington Limited Tax
  GO & Refunding Bonds TAN
  Series 1999
   3.20%, 06/01/00                            9,000       9,011
                                                     ----------
TOTAL TAX ANTICIPATION NOTES
  (Cost $34,112)                                         34,112
                                                     ----------
TAX ALLOCATION BONDS -- 0.1% (c)(f)
CALIFORNIA -- 0.1%
Santa Ana, California Community
  Redevelopment Agency Tax
  Allocation Bond (Santa Ana
  Redevelopment Project Area)
  Series 1985B
   3.92%, 12/15/00                            6,060       6,321
                                                     ----------
TOTAL TAX ALLOCATION BONDS
  (Cost $6,321)                                           6,321
                                                     ----------



                                              Par      Value
                                           --------  ----------
REVENUE ANTICIPATION NOTES -- 0.1% (c)
FLORIDA -- 0.1%
Brevard County, Florida School
  Board RAN
   3.10%, 05/06/00                         $  5,000  $    5,007
                                                     ----------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $5,007)                                           5,007
                                                     ----------
CERTIFICATES OF PARTICIPATION -- 0.0% (c)(f)
SOUTH CAROLINA -- 0.0%
Florence County, South Carolina Public
  Facilities Corp. COP (Law Enforcement
  Civic Center Project)
   2.98%, 03/01/00                            1,500       1,526
                                                     ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $1,526)                                           1,526
                                                     ----------
OTHER INVESTMENT COMPANIES -- 0.0% (g)
Provident Institutional Funds - Muni
  Fund Portfolio
   3.87%                                      3,749       3,749
                                                     ----------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $3,749)                                           3,749
                                                     ----------
TOTAL INVESTMENTS -- 99.2%
  (Cost $8,290,042)                                   8,290,042
                                                     ----------
OTHER ASSETS AND LIABILITIES-- 0.8%
   Other assets                                         111,592
   Liabilities                                          (40,771)
                                                     ----------
                                                         70,821
                                                     ----------
TOTAL NET ASSETS-- 100.0%                            $8,360,863
                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999

                                              Par      Value
                                           --------  ----------
VARIABLE RATE OBLIGATIONS -- 42.8% (b)(f)
CALIFORNIA -- 42.6%
ABAG Financing Authority for Non-Profit
  Corporations M/F RB (Architect Building
  Project)
   5.25%, 01/07/00                         $  3,200  $    3,200
ABAG Financing Authority for Non-Profit
  Organizations COP (Bentley School)
   4.50%, 01/07/00                            5,230       5,230
ABAG Financing Authority for Non-Profit
  Organizations COP (Harker School Project)
   5.05%, 01/07/00                            5,500       5,500
ABAG Financing Authority for Non-Profit
  Organizations COP (Lucile Salter
  Packard Project)
   5.00%, 01/07/00                            4,900       4,900
ABAG Financing Authority M/F Housing
  (Vintage Chateau)
   5.40%, 01/05/00                           11,000      11,000
ABAG Financing Authority M/F Housing RB
  (Mountain View Apartments) Series 1997A
   5.00%, 01/07/00                            3,370       3,370
Alameda County, California  IDA RB
  (Malmberg Engineering, Inc. Project)
   5.30%, 01/07/00                            3,000       3,000
Alameda County, California IDRB
  (Aitchison Family Project) Series 1993A
   5.25%, 01/07/00                            2,760       2,760
Alameda County, California IDRB
  (Association Heat & Control Project)
   5.25%, 01/07/00                              810         810
Alameda County, California IDRB
  (JMS Family Partners) Series A
   5.25%, 01/05/00                            1,400       1,400
Alameda County, California IDRB
  (Scientific Technology Project)
  Series 1994A
   5.30%, 01/07/00                            2,640       2,640
Alameda-Contra Costa, California School
  Financial Authority COP (Capital
  Improvement Finance Project)
   4.70%, 01/07/00                              215         215
Anaheim, California COP (Anaheim
  Memorial Hospital Assoc. Project)
   4.85%, 01/07/00                            1,970       1,970



                                              Par      Value
                                           --------  ----------
Anaheim, California COP (Police Facility
  Financing Project)
   4.85%, 01/07/00                         $    700  $      700
Anaheim, California Housing Authority
  M/F Housing RB (Casa Grande
  Apartments) Series 1997A
   4.95%, 01/07/00                            3,795       3,795
Anaheim, California Housing Authority
  M/F Housing RB (Port Trinidad
  Apartments) Series 1997C
   4.95%, 01/07/00                            2,140       2,140
Anaheim, California Housing Authority
  M/F Housing RB (Sage Park Project)
  Series A
   5.00%, 01/06/00                            2,000       2,000
Anaheim, California Union High School
  District COP
   5.00%, 01/07/00                            5,500       5,500
Auburn, California Unified School
  District COP
   5.10%, 01/07/00                           10,750      10,750
Avalon, California Community
  Improvement Agency Tax Allocation RB
   5.30%, 01/07/00                            9,805       9,805
Burbank, California Redevelopment Agency
  M/F Housing RB
   3.90%, 01/04/00                            6,800       6,800
California Alternative Energy Source
  Financing Authority (GE Capital Corp.
  Arroyo Project) Series A
   4.95%, 01/05/00                           25,330      25,330
California Alternative Energy Source
  Financing Authority (GE Capital Corp.
  Arroyo Project) Series 1993B
   5.05%, 01/07/00                           12,260      12,260
California Eastern Water Municipal District
  Water & Sewer RB COP Series 1993B
   4.90%, 01/07/00                           41,485      41,485
California Economic Development
  Financing Authority (Lion Raisin Project)
   4.50%, 01/06/00                            2,000       2,000
California Education Facilities Authority
  (Life Chiropractic College West)
   5.10%, 01/07/00                            5,000       5,000
California Education Facilities Authority
  (Stanford University Project) Series L-6
   4.90%, 01/07/00                            9,315       9,315

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

California Education Facilities Authority
  (University of Judaism Project) Series A
   4.80%, 01/07/00                         $  5,500  $    5,500
California Finance Authority Pollution
  Control RB (Pacific Gas & Electric
  Company)
   4.40%, 01/01/00                            4,000       4,000
California Health Facilities Financing
  Authority RB (California Prebyterian
  Homes) Series 1998
   5.05%, 01/07/00                           31,515      31,515
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1988B
   5.00%, 01/07/00                           14,900      14,900
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1988C
   5.00%, 01/07/00                           18,300      18,300
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series A
   5.00%, 01/07/00                           26,000      26,000
California Health Facilities Financing
  Authority RB (Children's Hospital Project)
  Series 1991
   4.90%, 01/07/00                           17,700      17,700
California Health Facilities Financing
  Authority RB (Scripps Memorial Hospital)
  Series 1991B
   4.95%, 01/07/00                              400         400
California HFA Home Mortgage RB
  Series 1999J-1
   5.00%, 01/07/00                           16,300      16,300
California HFA Home Mortgage RB
  Series 1999J-2
   5.00%, 01/07/00                           31,000      31,000
California Infrastructure & Economic
  Development Bank IDRB (American
  Derosa-Lamparts)
   5.30%, 01/07/00                            4,950       4,950
California Infrastructure & Economic
  Development Bank IDRB (Bonded
  Motors Inc. Project)
   5.30%, 01/07/00                            5,130       5,130



                                              Par      Value
                                           --------  ----------

California Infrastructure & Economic
  Development Bank IDRB (Lafayette
  Textile Industries Project)
   5.25%, 01/07/00                         $  4,000  $    4,000
California Infrastructure & Economic
  Development Bank IDRB (Nelson Name
  Plate Co. Project)
   4.55%, 01/07/00                            3,950       3,950
California Infrastructure & Economic
  Development Bank IDRB (Roller Bearing
  Co. of America Santa Ana Project)
   5.30%, 01/07/00                            2,400       2,400
California Pollution Control Financing
  Authority RB (Green Team of San Jose
  Project)
   5.10%, 01/07/00                            3,600       3,600
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric Co.
  Project) Series 1996B
   5.25%, 01/07/00                           61,200      61,200
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric Co.
  Project) Series 1996E
   4.05%, 01/01/00                            5,000       5,000
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric Co.
  Project) Series A
   5.00%, 01/07/00                           68,500      68,500
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric Co.
  Project) Series D
   5.15%, 01/05/00                           11,400      11,400
California Pollution Control Financing
  Authority RB (Reynolds Metals Co. Project)
  Series 1985
   4.50%, 01/07/00                            1,300       1,300
California Pollution Control Financing
  Authority RB (Shell Oil Co.  Project)
  Series 1991A
   4.20%, 01/01/00                            1,000       1,000
California Pollution Control Financing
  Authority Resource Recovery RB (Sanger
  Project) Series 1990A
   4.95%, 01/07/00                            2,800       2,800

                                              Par      Value
                                           --------  ----------

California Pollution Control Financing
  Authority Resource Recovery Solid Waste
  Disposal RB (Atlas Disposal Industrial
  Project) Series 1999A
   5.15%, 01/07/00                         $  3,000  $    3,000
California Pollution Control Financing
  Authority Resource Recovery Solid Waste
  Disposal RB (Bay Leasing, Inc. Project)
  Series 1999A
   5.10%, 01/07/00                           10,000      10,000
California Pollution Control Financing
  Authority Revenue Refunding Bonds
  (Shell Oil Co. Project) Series 1991A
   4.20%, 01/01/00                              600         600
California Pollution Control Financing
  Authority Revenue Refunding Bonds
  (Shell Oil Co. Project) Series 1991B
   4.20%, 01/01/00                            1,000       1,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Allan Co. Project)
   5.10%, 01/07/00                            1,100       1,100
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Athens Disposal Co. Project) Series 1995A
   5.10%, 01/07/00                           18,260      18,260
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Athens Disposal Co. Project) Series 1999A
   5.10%, 01/07/00                            8,000       8,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (BLT Enterprises Project) Series 1995A
   5.10%, 01/05/00                            4,200       4,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (BLT Enterprises Project) Series 1999A
   5.10%, 01/07/00                            9,000       9,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB (Blue
  Line Transfer Inc. Project)
   5.10%, 01/07/00                            5,000       5,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Burrtec Waste Industries Project)
  Series 1995A
   5.15%, 01/05/00                            1,770       1,770
   5.15%, 01/07/00                            1,930       1,930


                                              Par      Value
                                           --------  ----------

California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Cold Cyn Landfill Project)
   5.10%, 01/05/00                         $  7,200  $    7,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Colmac Energy Project) Series 1990A
   4.95%, 01/07/00                           26,000      26,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Contra Costa Services) Series 1995A
   5.10%, 01/07/00                            3,600       3,600
California Pollution Control Financing
  Authority Solid Waste Disposal RB (Edco
  Disposal Corp. Project) Series 1996A
   5.10%, 01/01/00                           17,100      17,100
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Madera Disposable Project) Series A
   5.15%, 01/05/00                            1,800       1,800
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Santa Clara Project)
   5.10%, 01/05/00                           11,100      11,100
   5.15%, 01/07/00                            4,300       4,300
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Oil Co. Martinez Project)
  Series 1994A
   4.40%, 01/01/00                            5,000       5,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Oil Co. Martinez Project)
  Series 1996B
   4.40%, 01/07/00                            7,600       7,600
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Solag Disposal Project) Series 1997A
   5.10%, 01/07/00                            3,470       3,470
California Pollution Control Financing
  Authority Solid Waste Disposal RB (Sun
  Valley Paper Project)
   5.10%, 01/05/00                            1,350       1,350
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Talco Plastics Project) Series 1997A
   5.25%, 01/07/00                            4,225       4,225

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Taormina Industries, Inc. Project)
  Series 1994B
   4.50%, 01/07/00                         $  2,225  $    2,225
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Tri Community Recycle Project)
   5.30%, 01/05/00                            2,455       2,455
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (West Valley Project) Series 1997A
   5.15%, 01/07/00                            9,200       9,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
   5.10%, 01/07/00                            5,235       5,235
   6.10%, 01/07/00                            3,970       3,970
California Pollution Control Financing
  Authority Solid Waste Disposal RB Series A
   5.10%, 01/05/00                           10,000      10,000
California Public Power Agency Subordinate
  Lien (San Juan Project) Series 1997D
   5.10%, 01/07/00                            2,500       2,500
California School Faciliities Financing
  Corp. COP (Capital Improvement
  Financing Project) Series 1999D
   4.35%, 01/07/00                           11,215      11,215
California State Economic Development
  Financing Authority (Mannesmann
  Dematic Corp.)
   5.50%, 01/06/00                            3,200       3,200
California State Economic Development
  Financing Authority IDRB (Calco Project)
   5.30%, 01/07/00                              885         885
California State Economic Development
  Financing Authority IDRB (Gaiser Tool
  Project)
   5.25%, 01/07/00                            2,925       2,925
California State Economic Development
  Financing Authority IDRB (Mercury
  Air Group)
   4.50%, 01/06/00                           16,800      16,800
California State Economic Development
  Financing Authority RB (Buck Center for
  Aging Project)
   4.90%, 01/07/00                           50,300      50,300



                                              Par      Value
                                           --------  ----------

California State Economic Development
  Financing Authority RB (Costa
  Macoroni Project)
   5.25%, 01/07/00                         $  3,495  $    3,495
California State Economic Development
  Financing Authority RB (Killion
  Industry's Project)
   5.80%, 01/07/00                            6,500       6,500
California Statewide Community
  Development Authority (Davis
  Retirement Care)
   4.25%, 01/01/00                              500         500
California Statewide Community
  Development Authority (Dr. Nichols
  Pistachio) Series C
   4.55%, 01/06/00                              900         900
California Statewide Community
  Development Authority COP (Northern
  California Retired Officers)
   4.35%, 01/01/00                            2,700       2,700
California Statewide Community
  Development Authority COP
   5.15%, 01/07/00                            2,485       2,485
California Statewide Community
  Development Authority IDRB (Biocol
  Investments LP) Series 1997B
   5.05%, 01/07/00                            1,500       1,500
California Statewide Community
  Development Authority IDRB (Integrated
  Rolling Co. Project) Series 1999A
   4.55%, 01/07/00                            2,900       2,900
California Statewide Community
  Development Authority M/F Housing RB
  (Kimberly Woods Project) Series 1995B
   5.05%, 01/07/00                           11,400      11,400
California Statewide Community
  Development Authority M/F Housing RB
  (One Park Place)
   5.25%, 01/07/00                            2,038       2,038
California Statewide Community
  Development Authority M/F Housing RB
  (Park David Senior Apartments Project)
  Series 1999D
   5.00%, 01/06/00                            8,220       8,220
California Statewide Community
  Development Authority M/F Housing RB
  (Plaza Club Apartments) Series 1997A
   5.00%, 01/07/00                            9,790       9,790

                                              Par      Value
                                           --------  ----------

California Statewide Community
  Development Authority Revenue
  Refunding COP (St. Joseph Health System)
   5.00%, 01/01/00                         $  8,950  $    8,950
California Statewide Community
  Development Corp. IDRB (13th I
  Associates Project)
   5.05%, 01/07/00                            5,040       5,040
California Statewide Community
  Development Corp. IDRB (Agricultural
  Products, Inc. Project)
   5.05%, 01/07/00                            1,360       1,360
California Statewide Community
  Development Corp. IDRB (Cowden Metal
  Stamping Project)
   5.05%, 01/07/00                            1,940       1,940
California Statewide Community
  Development Corp. IDRB (Drip In
  Irrigation Co. Project)
   5.50%, 01/05/00                            3,600       3,600
California Statewide Community
  Development Corp. IDRB (Flambeau
  Airmold Project)
   5.50%, 01/07/00                            2,550       2,550
California Statewide Community
  Development Corp. IDRB (Industrial
  Dynamics Co. Project)
   5.05%, 01/07/00                            4,110       4,110
California Statewide Community
  Development Corp. IDRB (Pacific Handy
  Cutter Products Project)
   5.05%, 01/07/00                              590         590
California Statewide Community
  Development Corp. IDRB (The Diamond
  Foods Project) Series 1991
   5.05%, 01/07/00                            1,165       1,165
California Statewide Community
  Development Corp. IDRB Series 1998C
   5.50%, 01/05/00                            2,175       2,175
California Statewide Community Industrial
  Development Revenue Refunding Bonds
  (Golden Valley Project) Series A
   5.50%, 01/05/00                            1,890       1,890
California Statewide M/F Housing Authority
  RB (Woodsong Apartments) Series 1997B
   4.95%, 01/07/00                            3,427       3,427



                                              Par      Value
                                           --------  ----------

Carlsbad, California M/F Housing Revenue
  Refunding Bonds COP (La Costa
  Apartment Project) Series 1993A
   5.05%, 01/07/00                          $11,720  $   11,720
Chula Vista, California IDRB (San Diego
   Gas & Electric Co.) Series 1993A
   5.10%, 01/05/00                           11,800      11,800
Concord, California M/F Housing Authority
  RB (California Hill Apartments)
  Series 1989A
   5.40%, 01/07/00                            6,750       6,750
Concord, California M/F Housing Mortgage
  RB (Bel Air Apartments Project)
  Series 1986A
   4.50%, 01/07/00                            3,000       3,000
Contra Costa County, California M/F
  Housing Mortgage RB (El Cerrito Project)
  Series A
   4.50%, 01/07/00                              980         980
Duarte, California Redevelopment Agency
  COP (Johnson Duarte Partners Project)
  Series 1984B
   4.90%, 01/07/00                            1,500       1,500
Duarte, California Redevelopment Agency
  COP (Piken Duarte Partners Project)
  Series 1984A
   4.90%, 01/07/00                            4,050       4,050
Dublin, California Housing Authority M/F
  Housing RB (Park Siera Project) Series A
   5.00%, 01/05/00                           12,700      12,700
El Cajon, California M/F Housing RB
  (Pinewood Apartments Project)
   5.00%, 01/07/00                            1,450       1,450
El Cajon, California Redevelopment
  M/F Housing RB (Mollison & Madison
  Project)
   5.00%, 01/06/00                            5,400       5,400
Encinitas, California M/F Housing Revenue
  Refunding Bonds (Torrey Pines Project)
  Series A
   5.00%, 01/07/00                            8,100       8,100
Fremont, California M/F Housing Revenue
  Refunding COP (Amber Court Apartments
  Project) Series 1990A
   5.00%, 01/07/00                           10,000      10,000
Fresno, California IDA (Keiser Corp.)
   5.30%, 01/07/00                            2,215       2,215

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

Hayward, California Housing Authority M/F
  RB (Huntwood Terrace Apartments)
   5.00%, 01/07/00                         $  5,565  $    5,565
Hayward, California M/F Housing RB
  (Shorewood Apartment Project) Series A
   4.90%, 01/07/00                            9,100       9,100
Hayward, California M/F Housing RB
  (Timbers Apartments Project) Series A
   5.10%, 01/05/00                            7,500       7,500
Hillsborough, California COP (Water & Sewer
  System Project) Series 1995A
   4.15%, 01/30/00                              955         955
Huntington Beach, California M/F Housing
  RB (Five Points Project)
   5.00%, 01/07/00                            6,400       6,400
Huntington Park, California Redevelopment
  Agency M/F RB (Casa Rita Apartments)
  Series 1994A
   5.00%, 01/07/00                            4,100       4,100
Indio, California M/F Redevelopment Bonds
  Refunding Housing Mortgages (Carreon
  Apartments Project ) Series 1996A
   4.90%, 01/07/00                            3,950       3,950
Irvine Ranch, California Improvement Bond
  Act 1915 RB (Assesment District No. 87-8)
   4.20%, 01/01/00                            7,000       7,000
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment District)
   4.20%, 01/01/00                            3,100       3,100
   5.15%, 01/07/00                            1,900       1,900
Irvine Ranch, California Water District
  Consolidated GO Revenue Refunding
  Bonds Series 1985B
   4.00%, 01/01/00                            1,200       1,200
Irvine Ranch, California Water District
  Consolidated RB (Districts 140, 240,
  105, 250)
   4.20%, 01/01/00                            3,600       3,600
Irvine Ranch, California Water District GO
  (Districts 105, 140, 240 & 250) Series1995
   4.30%, 01/01/00                              100         100
Irvine Ranch, California Water District
  Improvement Bond Limited
  Obligation No. 97-17
   4.20%, 01/01/00                            3,869       3,869
Kern County, California COP (Kern Public
  Facilities Project) Series A
   5.00%, 01/07/00                            4,400       4,400



                                              Par      Value
                                           --------  ----------

Livermore, California M/F Housing Revenue
  Refunding Bonds (Arbors Apartment
  Project) Series 1991A
   4.75%, 01/07/00                         $  9,005  $    9,005
Long Beach, California Housing Authority
  M/F Housing RB (Channel Point
  Apartments Project)
   4.90%, 01/07/00                            6,250       6,250
Los Angeles, California Community
  Redevelopment Agency (Grand
  Promenade Project)
   4.40%, 01/07/00                              100         100
Los Angeles, California Community
  Redevelopment Agency COP (Broadway
  Springs Center Project) Series 1987
   5.05%, 01/07/00                           11,100      11,100
Los Angeles, California M/F Housing RB
  (Beverly Park Apartments)
   4.35%, 01/07/00                           24,400      24,400
Los Angeles, California M/F Housing RB
  (Lucas Studios Project) Series 1991D
   5.30%, 01/07/00                            6,655       6,655
Los Angeles, California M/F Housing RB
  (Studio Colony) Series 1985C
   4.95%, 01/06/00                           17,060      17,060
Los Angeles, California M/F Housing RB
  Series 1985K
   3.75%, 01/07/00                           32,685      32,685
Los Angeles County, California COP ACES
  (Los Angeles County Museum of Art
  Project) Series 1985A
   4.75%, 01/07/00                            2,600       2,600
Los Angeles County, California COP ACES
  (Los Angeles County Museum of Art
  Project) Series 1985B
   4.75%, 01/07/00                            3,000       3,000
Los Angeles County, California Housing
  Authority M/F RB (Malibu Canyon
  Apartments Project) Series B
   3.70%, 01/07/00                           43,400      43,400
Los Angeles County, California Housing
  Authority M/F RB (Park Sierra Project)
   4.85%, 01/07/00                           30,500      30,500
Los Angeles County, California M/F Housing
  RB (Channel Gateway Apartments)
   4.50%, 01/07/00                           55,000      55,000

                                              Par      Value
                                           --------  ----------

Los Angeles County, California Metropolitan
  Transportation Authority Revenue
  Refunding Bonds Series 1993A
   4.90%, 01/07/00                         $ 30,490  $   30,490
Los Angeles County, California Pension
  Revenue Refunding Bond Series 1996A
   4.85%, 01/07/00                           17,300      17,300
Los Angeles County, California
  Transportation Commission Sales Tax RB
  Series 1992A
   4.85%, 01/07/00                           16,300      16,300
Madera, California Public Financing
  Municipal Golf Course Revenue
  Refinancing Authority
   5.15%, 01/07/00                            1,950       1,950
Metropolitan Water District of Southern
  California Revenue Refunding Bonds
  Series 1996A
   4.90%, 01/07/00                           54,765      54,765
Mount San Jacinto, California Winter Park
  Authority (Palm Springs Aerial Project)
   4.80%, 01/06/00                            8,700       8,700
Oakland, California  Financing Authority
  Lease RB (JT Powers Project) Series A-2
   4.70%, 01/07/00                           28,800      28,800
Orange County, California Apartment
  Development RB ( Villas Aliento)
  Series 1998E
   4.90%, 01/07/00                            6,500       6,500
Orange County, California Apartment
  Development RB Series 1985V
   5.05%, 01/07/00                           18,000      18,000
Orange County, California Apartment
  Development RB Series 1998G
   4.90%, 01/07/00                            5,000       5,000
Orange County, California Apartment
  Development RB Series F
   4.90%, 01/06/00                           11,000      11,000
Orange County, California Apartment
  Development RB Series G-3
   4.90%, 01/06/00                           28,000      28,000
Orange County, California Apartment
  Development Revenue Refunding Bonds
  (Jess L. Frost Project) Series 1985B
   4.95%, 01/07/00                           10,200      10,200



                                              Par      Value
                                           --------  ----------

Orange County, California Apartment
  Development Revenue Refunding Bonds
  (The Lakes Project #185) Series 1991A
   4.90%, 01/07/00                         $ 41,300  $   41,300
Orange County, California COP (Florence
  Crittenton Services Project) Series 1990
   5.25%, 01/07/00                            6,100       6,100
Orange County, California Housing M/F RB
  (Lantern Pines Project)
   4.40%, 01/05/00                            2,200       2,200
Orange County, California Sanitation
 District COP (Districts 1, 2, 3, 5,
 6, 7,  11, 13 & 14)
   4.20%, 01/01/00                            1,400       1,400
Orange County, California Sanitation
  District COP (Sanitation Districts
  1, 2, 3, 5, 6, 7 & 11) Series 1992C
   4.90%, 01/07/00                           43,860      43,860
Panama Buena Vista, California Unified
  School District COP (1994 Capital
  Improvement Financing Project)
   5.75%, 01/07/00                            4,000       4,000
Petaluma, California Community M/F
  Housing Authority (Oakmont At
  Petaluma Project)
   5.35%, 01/07/00                            3,550       3,550
Pinole, California Redevelopment Agency
  M/F Housing RB (East Bluff Apartments
  Project)
   5.00%, 01/06/00                            2,559       2,559
Pleasant Hill, California M/F Housing RB
  (Brookside Apartments Project)
   5.00%, 01/07/00                            5,100       5,100
Pleasant Hill, California Redevelopment
  Agency M/F Housing (Chateau III Project)
  Series A
   5.25%, 01/06/00                            2,360       2,360
Redwood City, California COP (City Hall
  Project)
   4.75%, 01/06/00                            2,400       2,400
Riverside County, California Community
  Facilities District #88-4 (Winchester Ranch)
   5.05%, 01/07/00                           18,100      18,100
Riverside County, California COP ACES
  Public Facilities Series 1985B
   3.75%, 01/07/00                           13,500      13,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

Riverside County, California Housing
  Authority M/F RB (Tyler Springs
  Apartments) Series 1999C
   4.90%, 01/07/00                         $  4,750  $    4,750
Riverside County, California Housing
  Authority M/F RB (Briarwood Apartment
  Project) Series 1985C
   4.95%, 01/07/00                            4,500       4,500
Riverside County, California Housing
  Authority M/F RB (Victoria Springs
  Apartments Project)
   5.00%, 01/05/00                            9,600       9,600
Riverside County, California IDA RB
  (Calmold Inc. Project)
   5.40%, 01/07/00                            3,650       3,650
Riverside County, California IDA RB
  (Cryogenic Project) Series B
   4.95%, 01/07/00                            4,100       4,100
Riverside County, California M/F Housing
  RB (Ambergate Apartments) Series1992A
   4.15%, 01/07/00                            2,900       2,900
Sacramento County, California COP
  (Administration Center & Court House
   Project)
   4.70%, 01/07/00                            8,500       8,500
Sacramento County, California Housing
  Authority (Oakland Valley Apartments
  Project) Series E
   5.00%, 01/06/00                            4,000       4,000
Sacramento County, California Housing
  Authority (Sun Valley Apartments Project)
  Series F
   5.00%, 01/06/00                            3,750       3,750
Sacramento County, California Housing
  Authority M/F Housing RB (Chesapeake
  Commons Project) Series 1997A
   5.00%, 01/07/00                           28,000      28,000
Sacramento County, California Housing
  Authority M/F Housing RB (Hidden Oaks
  Apartments) Series 1999C
   5.00%, 01/07/00                            6,300       6,300
Sacramento County, California Special
  Facilities (Recessna Aircraft Corp. Project)
   5.30%, 01/06/00                            3,700       3,700
Salinas, California Apartment Development
  M/F Housing RB (Mariner Villa Project)
  Series 1985B
   4.40%, 01/07/00                            2,825       2,825



                                              Par      Value
                                           --------  ----------

San Bernardino County, California COP
  (Glen Helen Blockbuster Pavilion Project)
  Series 1994C
   5.05%, 01/07/00                         $  6,695  $    6,695
San Bernardino County, California COP
  (Medical Center Financing Project)
   4.95%, 01/05/00                           15,910      15,910
San Diego, California Housing Authority
  M/F Mortgage RB (Creekside Villa)
  Series 1999B
   5.00%, 01/07/00                            6,000       6,000
San Diego, California Housing Authority
  M/F Mortgage RB (La Cima) Series 1999K
   4.85%, 01/07/00                           33,640      33,640
San Diego, California Housing Authority
  M/F Mortgage RB (Nobel Courts)
  Series 1999L
   4.85%, 01/07/00                           33,915      33,915
San Francisco, California City & County
  Redevelopment Agency M/F Housing RB
  (3rd & Mission) Series 1999C
   5.05%, 01/07/00                           28,000      28,000
San Francisco, California City & County
  Redevelopment Agency M/F Housing RB
  (Fillmore Center Project) Series A1
   4.95%, 01/07/00                           29,000      29,000
San Francisco, California City & County
  Redevelopment Agency M/F Housing RB
  (Fillmore Center Project) Series A2
   5.00%, 01/07/00                            3,750       3,750
San Francisco, California Housing Authority
  M/F Housing RB (Magnolia Plaza Project)
  Series A
   5.05%, 01/07/00                            5,500       5,500
San Jose, California M/F Housing RB
  (Almaden Lake Apartments Project)
  Series 1997A
   5.10%, 01/07/00                            6,500       6,500
San Jose, California M/F Housing RB
  (Carlton Plaza Project) Series A
   5.15%, 01/06/00                            5,000       5,000
San Jose, California M/F Housing RB
  (Seinna at Renaissance Project)
  Series 1996A
   5.10%, 01/07/00                           20,000      20,000
San Jose, California Redevelopment Agency
  RB (Merged Area Redevelopment Project)
   4.20%, 01/07/00                            5,000       5,000

                                              Par      Value
                                           --------  ----------

San Jose, California Redevelopment M/F
  Housing (101 San Fernando Apartments
  Project) Series A
   4.50%, 01/05/00                         $ 28,000  $   28,000
San Leandro, California M/F Housing RB
  (Carlton Plaza Project) Series A
   5.25%, 01/06/00                            1,900       1,900
Santa Ana, California Unified School
  District COP (Land Acquisition Project)
   5.00%, 01/07/00                            4,939       4,940
Santa Clara County, California Electric
  Authority RB, Series C
   3.30%, 01/07/00                           21,400      21,400
Santa Clara County, California M/F Housing
  Revenue Refunding Bonds (Brairwood
  Apartments Project) Series 1996B
   4.90%, 01/07/00                            9,400       9,400
Santa Clara County, California M/F Housing
  Revenue Refunding Bonds (Grove Garden
  Apartments) Series 1997A
   4.90%, 01/07/00                           14,000      14,000
Santa Fe Springs, California IDA RB
   3.65%, 01/30/00                            4,000       4,000
Santa Paula, California Public Financing
  Authority Lease Water System (Aquis
  Project)
   5.00%, 01/05/00                            4,900       4,900
Santa Rosa, California M/F Housing RB
  (Quail Run Apartments) Series 1997A
   5.25%, 01/07/00                            5,150       5,150
Southern California Public Power Authority
  Revenue Refunding Bonds (Palos Verdes
  Project) Series 1996B
   4.85%, 01/05/00                            4,470       4,470
Stockton, California Community Facility
  District RB
   5.05%, 01/07/00                            2,085       2,085
Tulare Porterville, California School
  Financing Authority
   5.75%, 01/06/00                            7,025       7,025
Union City, California M/F Housing RB
  (Greenhaven Apartments Project)
  Series1997A
   4.90%, 01/07/00                           10,975      10,975
Vallecitos, California Water District (Twin
  Oaks Reservoir Project)
   5.00%, 01/07/00                           11,265      11,265



                                              Par      Value
                                           --------  ----------

Victor Valley, California Community College
  District COP
   5.00%, 01/07/00                         $ 53,450  $   53,450
Vista, California IDA IDRB (Desalination
  System Inc. Project)
   5.25%, 01/07/00                            6,950       6,950
West Basin, California  Municipal Water
  District RB COP (Phase III Recycled
  Water)  Series 1999A
   4.80%, 01/05/00                            5,000       5,000
West Sacramento, California Special Tax RB
  (Community Facilities District #6)
   5.05%, 01/07/00                            4,250       4,250
Western Riverside County, California
  Regional Wastewater Authority RB
  (Regulatory Wastewater Treatment)
   4.20%, 01/01/00                              500         500
Westminster, California  Agency Tax
  Allocation (Community Redevelopment
  Project)
   4.75%, 01/07/00                            9,710       9,710
Westminster, California COP (Civic Center
  Project) Series A
   4.75%, 01/07/00                            4,380       4,380
Windsor, California M/F Housing RB
  (Oakmont At Windsor Project)
   5.65%, 01/06/00                              600         600
                                                     ----------
                                                     2,157,888
                                                     ----------
PUERTO RICO -- 0.2%
Puerto Rico Commonwealth Highway &
  Transportation Authority RB Series 1998A
   5.00%, 01/07/00                            7,600       7,600
                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,165,488)                                   2,165,488
                                                     ----------
TAX-EXEMPT COMMERCIAL PAPER -- 20.8% (c)
CALIFORNIA -- 16.8%
California Communtity College Financing
  Authority TECP Series B
   3.87%, 07/28/00                           10,000      10,007
California Pollution Control Financing
  Authority RB TECP (Southern California
  Edison) Series 1985A
   3.40%, 03/01/00                            4,500       4,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

California Pollution Control Financing
  Authority Solid Waste Disposal RB TECP
  (Thermal Energy Development)
  Series 1988A (f)
   3.60%, 03/07/00                         $ 15,070  $   15,070
California State Department of Water
  Resources TECP
   3.55%, 04/13/00                            5,000       5,000
California State GO TECP (f)
   3.60%, 01/19/00                           27,600      27,600
   3.65%, 01/20/00                            7,000       7,000
   3.55%, 01/21/00                           35,000      35,000
   3.55%, 01/24/00                           34,050      34,050
   3.40%, 02/11/00                           20,000      20,000
   3.55%, 03/01/00                           25,000      25,000
   3.50%, 03/03/00                           10,000      10,000
   3.50%, 03/07/00                           34,500      34,500
   3.55%, 03/07/00                            7,100       7,100
   3.55%, 03/09/00                           15,000      15,000
   3.60%, 04/06/00                           30,080      30,080
   3.45%, 04/07/00                           20,000      20,000
   3.55%, 04/11/00                           50,000      50,000
East Bay, California Municipal Utilities
  District TECP
   3.40%, 03/07/00                           19,800      19,800
Long Beach, California Harbor TECP
  Series 1994A (f)
   3.65%, 03/06/00                           44,850      44,850
Los Angeles, California Department of
  Water & Power Electric Plant TECP (f)
   3.35%, 03/10/00                           26,500      26,500
Los Angeles, California Department of
  Water & Power TECP
   3.50%, 05/02/00                            8,000       8,000
Los Angeles, California Waste Water
  System TECP (f)
   3.35%, 03/01/00                           34,500      34,500
   3.55%, 05/02/00                           13,000      13,000
Los Angeles County, California Capital Asset
  Leasing Corp. Lease Revenue TECP (f)
   3.55%, 01/19/00                            4,000       4,000
   3.30%, 02/03/00                           43,700      43,700
Los Angeles Metropolitan Transportation
  TECP (f)
   3.45%, 04/03/00                           12,105      12,105



                                              Par      Value
                                           --------  ----------

Metro Water District of Southern
  California TECP
   3.30%, 03/01/00                         $ 19,100  $   19,100
   3.60%, 04/06/00                           10,000      10,000
Orange County, California Local
  Transportation Authority TECP
   3.20%, 01/21/00                           40,000      40,000
Sacramento, California Municipal Utilities
  District TECP (f)
   3.25%, 03/08/00                           33,000      33,000
   3.55%, 03/09/00                           30,237      30,237
San Diego County, California
  TECP (f)
   3.10%, 03/01/00                           12,400      12,400
San Francisco, California International
  Airport TECP Series A
   3.50%, 02/07/00                            3,260       3,260
San Joaquin Hills, California TECP (f)
   3.50%, 05/02/00                           32,000      32,000
University of California Board of
  Regents TECP (f)
   3.40%, 03/07/00                            8,500       8,500
   3.60%, 03/07/00                            6,900       6,900
   3.30%, 03/08/00                           10,555      10,555
   3.55%, 03/09/00                           25,000      25,000
   3.40%, 04/11/00                           25,000      25,000
   3.50%, 04/12/00                           32,000      32,000
University of California Board of Regents
  TECP Series 1996A
   3.55%, 05/02/00                            5,000       5,000
                                                     ----------
                                                        849,314
                                                     ----------
PUERTO RICO -- 4.0%
Puerto Rico Goverment Development
  Bank TECP
   3.60%, 01/20/00                           20,000      20,000
   3.35%, 01/25/00                           20,450      20,450
   3.30%, 01/26/00                           31,866      31,866
   3.35%, 01/27/00                           19,890      19,890
   3.60%, 03/01/00                            5,656       5,656
   3.60%, 03/06/00                           10,555      10,555
   3.60%, 03/07/00                           15,000      15,000
   3.45%, 03/08/00                           20,000      20,000

                                              Par      Value
                                           --------  ----------

   3.60%, 03/08/00                         $  8,000  $    8,000
   3.60%, 03/14/00                            7,500       7,500
   3.70%, 04/12/00                           45,114      45,114
                                                     ----------
                                                        204,031
                                                     ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $1,053,345)                                   1,053,345
                                                     ----------
TAX & REVENUE ANTICIPATION NOTES -- 18.1%(c)
CALIFORNIA -- 16.0%
Alameda County, California COP TRAN
   3.32%, 07/07/00                           28,000      28,095
Berkeley, California Unified School
  District TRAN
   3.13%, 06/30/00                            8,250       8,260
California School Cash Reserve Program
  Authority Pooled TRAN Series 1999A (f)
   3.11%, 07/03/00                          313,280     314,493
California Statewide Community
  Development Authority RB TRAN
  Series 1999C-2
   3.69%, 09/29/00                           43,600      43,697
Fairfield, California TRAN
   3.98%, 09/28/00                            2,500       2,508
Los Angeles, California TRAN
   3.24%, 06/30/00                           25,000      25,111
   3.35%, 06/30/00                           40,000      40,124
Los Angeles County, California TRAN
   3.32%, 06/30/00                           77,000      77,251
   3.38%, 06/30/00                            7,400       7,421
   3.39%, 06/30/00                           30,000      30,085
   3.40%, 06/30/00                           30,000      30,084
   3.50%, 06/30/00                            1,500       1,503
   3.75%, 06/30/00                            5,000       5,004
San Bernardino County, California TRAN
   3.41%, 09/29/00                           60,025      60,157
San Diego, California Area Local
  Government COP TRAN Series 1999B
   4.00%, 07/28/00                           12,000      12,041
San Diego, California Unified School
  District TRAN Series 1999A
   3.65%, 09/29/00                            6,110       6,134
San Diego County, California TRAN (f)
   3.40%, 09/29/00                           82,850      83,810
San Joaquin County, California TRAN (d)
   3.74%, 01/01/01                           16,420      16,500



                                              Par      Value
                                           --------  ----------

San Mateo, California Union High School
  District TRAN
   3.13%, 06/30/00                         $ 10,000  $  10,012
Santa Cruz County, California TRAN
   3.48%, 10/06/00                            3,860       3,889
Val Verde, California Unified School
  District TRAN
   3.50%, 10/31/00                            2,900       2,918
                                                     ----------
                                                        809,097
                                                     ----------
PUERTO RICO -- 2.1%
Puerto Rico Commonwealth TRAN (d)
   3.75%, 07/30/00                          104,100     104,521
                                                     ----------
TOTAL TAX & REVENUE
  ANTICIPATION NOTES
  (Cost $913,618)                                       913,618
                                                     ----------
VARIABLE RATE TENDER OPTION BONDS -- 11.4% (a)(b)(f)
CALIFORNIA -- 9.8%
Big Bear Lake, California Water Revenue
  TOBP (PA- 597)
   5.15%, 01/07/00                            8,445       8,445
California HFA Home Mortgage RB TOB
   5.15%, 01/06/00                            6,100       6,100
California HFA Revenue TOB Series 1997E
   5.15%, 01/06/00                            9,845       9,845
California HFA Revenue TOB Series R
   5.06%, 01/07/00                            9,995       9,995
California State GO TOB Series 194
   4.30%, 01/01/00                            4,120       4,120
California State GO TOB Series 195
   4.30%, 01/01/00                            4,000       4,000
California State GO TOB Series 1999M
   5.30%, 01/07/00                           46,000      46,000
California State GO TOBP (PT-1148)
   5.15%, 01/07/00                           13,120      13,120
California State GO TOBP (PT-1072)
   5.15%, 01/06/00                            9,165       9,165
California State GO TOBP (PT-153)
   4.85%, 01/07/00                            4,995       4,995
California State Public Works Board Lease
  Revenue TOB Series 196
   4.30%, 01/01/00                            4,460       4,460
California State Public Works Board Lease
  Revenue TOB Series 1999F
   5.30%, 01/07/00                           11,100      11,100

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

California State Putters TOB Series 132
   5.20%, 01/07/00                         $ 47,000  $   47,000
California Statewide Community
  Developement Authority COP TOB
  Series 1999E
   5.30%, 01/07/00                            5,000       5,000
Los Angeles, California Department of
  Water & Power Revenue TOB Series L
   5.30%, 01/07/00                           20,390      20,390
Los Angeles, California TOB (Dwap Electric
  Power Plant) Series 1
   5.30%, 01/05/00                           19,995      19,995
Los Angeles, California TOBP (PA-554)
   5.15%, 01/07/00                            3,150       3,150
Los Angeles, California Unified School
  District TOB  Series 1999A-19
   5.75%, 01/07/00                           16,000      16,000
Los Angeles County, California Metropolitan
  Transit Authority TOB
   5.30%, 01/07/00                           23,830      23,830
Metropolitan Water District of Southern
  California Water Works Revenue
  TOBP (PA-546)
   5.15%, 01/07/00                            4,750       4,750
Metropolitan Water District of Southern
  California Water Works Revenue TOB
  Series 154
   5.15%, 01/07/00                           10,000      10,000
Metropolitan Water District of Southern
  California Water Works Revenue TOB
  Series 1999O
   5.30%, 01/07/00                           16,000      16,000
Palo Alto, California Unified School District
  (Merlot Project) Series R
   5.30%, 01/05/00                            6,000       6,000
Sacramento County, California Trust
  Receipts GO TOB Series 1999A-21
   5.75%, 01/07/00                           90,900      90,900
Santa Clara County, California TOB
  Series 1999A-18
   5.75%, 01/07/00                           66,940      66,940
University of California Board of Regents
  TOBP (PT-1057)
   5.15%, 01/06/00                           34,505      34,505
                                                     ----------
                                                        495,805
                                                     ----------



                                              Par      Value
                                           --------  ----------

PUERTO RICO -- 1.6%
Puerto Rico Commonwealth Highway &
  Transportation Authority RB TOBP
  (PA-494) Series A
   5.16%, 01/07/00                         $  1,875  $    1,875
Puerto Rico Commonwealth Highway &
  Transportation Authority TOB
   5.16%, 01/06/00                           18,435      18,435
Puerto Rico Commonwealth Infrastructure
  Financing Authority TOBP (PA-498 )
   5.16%, 01/07/00                            3,930       3,930
Puerto Rico Commonwealth Infrastructure
  Financing Authority TOBP (PT-1086)
   5.16%, 01/06/00                           25,650      25,650
Puerto Rico Commonwealth Infrastructure
  Financing Authority TOB
   5.16%, 01/06/00                           24,000      24,000
Puerto Rico Commonwealth TOBP (PT 181)
   5.16%, 01/07/00                            5,625       5,625
                                                     ----------
                                                         79,515
                                                     ----------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $575,320)                                       575,320
                                                     ----------
REVENUE ANTICIPATION NOTES -- 3.7% (c)
California State RAN Series 1999A
   3.29%, 06/30/00                           11,740      11,780
   3.30%, 06/30/00                          162,480     163,029
   3.33%, 06/30/00                            3,800       3,812
   3.44%, 06/30/00                            1,000       1,003
   3.45%, 06/30/00                            7,000       7,019
                                                     ----------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $186,643)                                       186,643
                                                     ----------
REVENUE BONDS -- 2.7%  (c)
CALIFORNIA -- 2.5%
California HFA S/F Mortgage RB
  Series 1999E
   3.45%, 08/01/00                           57,000      57,000
California State Department Water
  Resources RB (Central Valley Project)
  Series 1991I
   3.68%, 06/01/00                            4,695       4,818
California State Public Works Board  Lease
  RB (Regents of The University of
  California)
   3.77%, 09/01/00                           20,690      21,526

                                              Par      Value
                                           --------  ----------

California State Public Works Board Lease
  Revenue Refunding Bonds (Department
  of Corrections State Prisons)
  Series 1993A (f)
   3.89%, 12/01/00                         $  1,865  $    1,878
California State Public Works Board Lease
  Revenue Refunding Bonds (Department
  of Corrections) Series 1997C
   3.78%, 09/01/00                            7,000       7,044
Central Valley, California Financing
  Authority RB (Carson Ice Cogeneration
  Project) (f)
   3.33%, 07/01/00                           19,425      19,535
Los Angeles, California Wastewater System
  RB Series D
   3.66%, 12/01/00                            1,805       1,889
Northern California Power Agency RB
  (Combustion Turbine #1-A) (f)
   3.40%, 08/15/00                            1,535       1,543
Orange County, California Airport RB (f)
   3.45%, 07/01/00                            2,200       2,219
San Diego California Regional Transportation
  Common Sales Tax  RB  (f)
   2.85%, 04/01/00                            1,850       1,857
Southern California Public Power Authority
  RB (Palo Verde Project) Series1999A (f)
   3.35%, 07/01/00                            3,300       3,326
Southern California Public Power Authority
  RB (San Juan Unit 3 Project) Series A (f)
   3.35%, 07/01/00                            2,465       2,491
Southern California Public Power Authority
  Revenue Refunding Bonds Series 1989
   3.68%, 07/01/00                            3,020       3,055
                                                     ----------
                                                        128,181
                                                     ----------
PUERTO RICO -- 0.2% (f)
Puerto Rico Commonwealth Highway
  Authority RB Series 1990Q
   3.50%, 07/01/00                            3,000       3,122
   3.75%, 07/01/00                            6,500       6,753
                                                     ----------
                                                          9,875
                                                     ----------
TOTAL REVENUE BONDS
  (Cost $138,056)                                       138,056
                                                     ----------



                                              Par      Value
                                           --------  ----------

FIXED RATE TENDER OPTION BONDS -- 0.7% (c)(e)(f)
CALIFORNIA -- 0.4%
California State HFA RB  TOBP (PA-540R)
   3.50%, 03/09/00                         $  4,995  $    4,995
California State TOBP (PT-1170)
   3.45%, 07/20/00                            4,785       4,785
Los Angeles, California Unified School
  District TOPP (PT-1178)
   3.50%, 08/10/00                            9,635       9,635
                                                     ----------
                                                         19,415
                                                     ----------
PUERTO RICO -- 0.3%
Puerto Rico Commonwealth Public
  Improvement TOBP (PA-550)
   3.40%, 03/09/00                            4,655       4,655
Puerto Rico Housing Finance Corporation
  RB TOB Series J
   3.15%, 04/13/00                            9,900       9,900
                                                     ----------
                                                         14,555
                                                     ----------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $33,970)                                         33,970
                                                     ----------
MANDATORY PUT BONDS -- 0.6% (c)
California HFA Home Mortgage RB
  Series 1999D (f)
   3.02%, 04/30/00                            5,000       5,000
California Pollution Control Financing
  Authority RB
   3.00%, 05/15/00                            3,795       3,796
California State GO Series 1997BJ
   3.20%, 06/01/00                           13,680      13,680
San Bernardino County, California S/F
  Mortgage RB  Series 1999A-2 (f)
   3.20%, 06/01/00                            1,850       1,865
Vallejo City, California Unified School
  District COP (Various Capital Improvement
  Financing Projects) Series 1999E
   3.57%, 04/05/00                            5,000       5,000
                                                     ----------
TOTAL MANDATORY PUT BONDS
  (Cost $29,341)                                         29,341
                                                     ----------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

CERTIFICATES OF PARTICIPATION -- 0.5% (c)(f)
Los Angeles, California Convention &
  Exhibit Center Authority COP
   3.35%, 08/15/00                         $  3,150  $    3,281
Los Angeles County, California COP
  (Correctional Facilities Project)
   3.48%, 09/01/00                            9,000       9,352
Los Angeles County, California Schools
  Pooled Financing Program COP
  Series 1999B
   3.87%, 09/29/00                           14,000      14,011
                                                     ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $26,644)                                         26,644
                                                     ----------
GENERAL OBLIGATIONS -- 0.2% (c)
CALIFORNIA -- 0.2%
California State GO
   3.35%, 08/01/00                            8,300       8,354
Fontana, California Unified School District
  GO Series A (f)
   3.55%, 07/01/00                              500         503
                                                     ----------
                                                          8,857
                                                     ----------
PUERTO RICO -- 0.0%
Commonwealth of Puerto Rico GO
   3.78%, 07/01/00                            2,025       2,104
                                                     ----------
TOTAL GENERAL OBLIGATIONS
  (Cost $10,961)                                         10,961
                                                     ----------



                                              Par      Value
                                           --------  ----------

TAX ALLOCATION BONDS -- 0.0% (c)(f)
San Jose, California Redevelopment
  Agency Tax Allocation (Merged Area
  Project) Series 1992A
   3.50%, 08/01/00                         $  1,650  $    1,671
                                                     ----------
TOTAL TAX ALLOCATION BONDS
  (Cost $1,671)                                           1,671
                                                     ----------
OTHER INVESTMENTS COMPANIES -- 0.1% (g)
Provident Institutional Funds - California
  Money Fund Portfolio
   3.87%                                      4,711       4,711
                                                     ----------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $4,711)                                           4,711
                                                     ----------
TOTAL INVESTMENTS -- 101.6%
  (Cost $5,139,768)                                   5,139,768
                                                     ----------
OTHER ASSETS AND LIABILITIES-- (1.6%)
  Other assets                                           59,466
  Liabilities                                          (138,613)
                                                     ----------
                                                        (79,147)
                                                     ----------
TOTAL NET ASSETS-- 100.0%                            $5,060,621
                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999

                                               Par      Value
                                           --------  ----------

VARIABLE RATE OBLIGATIONS -- 35.8% (b)(f)
Albany, New York IDRB (Newkirk Products
  Project) Series 1995A
   5.55%, 01/07/00                         $  1,000  $  1,000
Duchess County, New York IDA IDRB
  (Mechtroncis Corp. Project) Series 1998
   5.40%, 01/07/00                            3,725     3,725
Dutchess County, New York IDA (Trinity
  Pawling School Corp. Project)
   5.35%, 01/06/00                            1,600     1,600
Erie County, New York IDA (Episcopal Life
  Care Facilities Project)
   5.25%, 01/07/00                            3,095     3,095
Monroe County, New York IDRB (ENBI Corp.
  Lease Rent Project) Series 1988
   5.95%, 01/07/00                            2,000     2,000
New York City, New York GO Series 1993A-5
   5.00%, 01/01/00                            3,100     3,100
New York City, New York Health & Hospitals
  Health System RB Series 1997C
   5.40%, 01/07/00                            7,875     7,875
New York City, New York Housing
  Development Corp. M/F Housing RB
  (100 Jane Street Development Project)
  Series A
   5.50%, 01/07/00                            6,525     6,525
New York City, New York Housing
  Development Corp. M/F Housing RB
  (One Columbus Project) Series A
   5.50%, 01/07/00                            2,000     2,000
New York City, New York Housing
  Development Corp. M/F Housing RB
  (Related Broadway Development) Series A
   5.60%, 01/07/00                            5,000     5,000
New York City, New York IDA IDRB (Allway
  Tools Inc. Project)
   5.55%, 01/07/00                            1,845     1,845
New York City, New York IDA Special Facility
  RB (Korean Airlines Co. Project)
  Series 1997A
   5.25%, 01/07/00                           23,400    23,400
New York City, New York IDA Special Facility
  RB (Korean Airlines Co. Project)
  Series 1997C
   5.85%, 01/07/00                            7,200     7,200
New York City, New York M/F Rental Housing
  RB (Tribeca Tower Project) Series 1997A
   5.60%, 01/07/00                           31,200    31,200
New York City, New York Municipal Water
  Finance Authority Water & Sewer System
  RB Series 1994G
   4.70%, 01/01/00                            6,100     6,100



                                              Par      Value
                                           --------  ----------

New York City, New York Transit Cultural
  Resource RB (American Museum of
  Natural History Project) Series 1993A
   5.05%, 01/07/00                         $  3,870  $  3,870
New York City, New York Transit Finance
  Authority RB Series 1998A-1
   5.50%, 01/07/00                            7,500     7,500
New York State Dormitory Authority RB
  (New York Foundling Charitable Project)
   5.35%, 01/07/00                              800       800
New York State Economic Development
  Authority
   5.40%, 01/07/00                            4,200     4,200
New York State HFA Housing RB (101 West
  End Avenue Project) Series 1999A
   5.20%, 01/07/00                            7,800     7,800
New York State HFA Housing RB
  (345 East 94th Street Housing Project)
   5.20%, 01/07/00                           10,900    10,900
New York State HFA Housing RB (Chelsea
  Arms Housing Project) Series 1998A
   5.50%, 01/07/00                           14,000    14,000
New York State HFA Housing RB (East 84th
  Street Project) Series 1995A
   5.60%, 01/07/00                            1,500     1,500
New York State HFA Housing RB (Mount
  Sinai School of Medicine Project)
  Series 1984A
   4.75%, 01/07/00                            4,280     4,280
New York State HFA Housing RB
  (Normandie Court II Project) Series 1987A
   5.45%, 01/07/00                           13,840    13,840
New York State HFA Housing RB (Union
  Square South Housing Project)
   5.50%, 01/07/00                            2,000     2,000
New York State HFA M/F Housing RB
  (Tribeca Park Housing Project)
  Series 1997A
   5.60%, 01/07/00                           30,800    30,800
New York State HFA RB (70 Battery Place
  Project) Series 1999A
   5.50%, 01/07/00                            8,500     8,500
New York State HFA RB (Normandie Court
  Project) Series 1991
   5.20%, 01/07/00                            9,500     9,500
New York State HFA RB (Tribeca Landing)
  Series 1997A
   5.50%, 01/05/00                           13,000    13,000
New York State HFA RB Series 1997A
   5.50%, 01/07/00                           20,300    20,300

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

New York State Local Government
  Assistance Corp. RB Series 1994B
   5.40%, 01/07/00                         $ 12,100  $ 12,100
New York State Local Government
  Assistance Corp. RB Series 1995E
   5.20%, 01/07/00                            5,400     5,400
New York State Local Government
  Assistance Corp. RB Series 1995F
   5.40%, 01/07/00                            6,000     6,000
New York State Medical Care Facilities
  Financing Agency RB (Pooled Equipment
  Loan Program 1)
   4.90%, 01/07/00                            5,500     5,500
New York State Triborough Bridge &
  Tunnel Authority RB Series 1999C
   5.50%, 01/05/00                           10,000    10,000
Newburgh, New York IDA IDRB (Bourne
  and Kenney Project) Series 1999B
   5.60%, 01/07/00                            4,000     4,000
Niagara County, New York IDRB
  (Allegheny Ludlum Steel Co. Project)
  Series 1984
   5.60%, 01/07/00                            8,400     8,400
Niagara Falls, New York Bridge
  Commission RB Series 1993A
   5.05%, 01/07/00                            1,200     1,200
Schenectady, New York IDRB (Fortitech
  Holding Corp. Project) Series 1995A
   5.45%, 01/07/00                            1,200     1,200
St. Lawrence County, New York IDRB
  Environmental Improvement (Reynolds
  Metals Project)
   5.40%, 01/07/00                            4,000     4,000
Town of Islip, New York IDRB (Magnum
  Realty Creative Bath Products Project)
   5.65%, 01/07/00                            1,980     1,980
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1989
   5.65%, 01/07/00                            1,500     1,500
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1991
   5.65%, 01/07/00                              700       700
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1994
   5.65%, 01/07/00                            1,900     1,900
                                                     --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $322,335)                                     322,335
                                                     --------




                                              Par      Value
                                           --------  ----------

VARIABLE RATE TENDER OPTION BONDS -- 20.0%(a)(c)(f)
Long Island, New York Power Authority
  Electric System RB TOBP (PA-522)
   5.55%, 01/07/00                         $ 21,000  $ 21,000
New York City, New York GO TOB
  (CoreStates Merlot Program Project)
  Series 1997C
   5.45%, 01/07/00                           15,000    15,000
New York City, New York Health &
  Hospital Corp. RB TOBP (PA-555)
   5.55%, 01/07/00                           17,620    17,620
New York City, New York Municipal
  Acceptance Corp. TOB
   5.55%, 01/07/00                           12,445    12,445
New York City, New York Municipal
  Financing Authority Water & Sewer
  System RB TOB
   5.55%, 01/07/00                            4,995     4,995
New York Local Government Assistance
  Corp. TOBP (PT-1055) Series 1997B
   5.55%, 01/07/00                            8,000     8,000
New York Metropolitan Transportation
  Authority TOBP (PA-426)
   5.55%, 01/07/00                            5,695     5,695
New York State Dormitory Authority
  (Montefiore Medical Center Project)
  Revenue TOB Series 156
   5.56%, 01/07/00                           10,325    10,325
New York State Dormitory Authority
  Revenue TOBP (PA-341)
   5.55%, 01/07/00                              405       405
New York State Dormitory Authority
  Revenue TOBP (PA-425)
   5.55%, 01/07/00                            9,130     9,130
New York State Energy Research &
  Development Authority (Eagle Trust)
  TOB Series 1994A
   5.53%, 01/07/00                           14,850    14,850
New York State Environmental Pollution
  Control RB TOB (96-C3202)
  Series 1994D
   5.53%, 01/07/00                           17,050    17,050
New York State Medical Care Facility TOBP
  (PT-154)
   5.55%, 01/06/00                            3,175     3,175
New York State Mortgage Agency RB
  (Homewowners Mortgage) TOB
  Series 77-A
   4.91%, 01/07/00                           15,995    15,995

                                              Par      Value
                                           --------  ----------

New York State Mortgage Agency TOB
  Series 1999F
   4.91%, 01/06/00                         $ 24,795  $ 24,795
                                                     --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $180,480)                                     180,480
                                                     --------
TAX EXEMPT COMMERCIAL PAPER -- 16.5% (c)
NEW YORK -- 15.6%
Long Island, New York Power Authority
  Electrical Power System TECP (f)
   3.65%, 03/06/00                            8,700     8,700
Long Island, New York Power Authority
  Electrical Power System TECP
  Series 1993 (f)
   3.65%, 03/06/00                            5,000     5,000
Long Island, New York Power Authority
  Electrical Power System TECP Series 3 (f)
   3.55%, 03/06/00                           15,000    15,000
New York City, New York GO Fiscal TECP
  Series 1994H-3 (f)
   3.40%, 01/24/00                           12,000    12,000
New York State Environmental
  Quality TECP
   3.65%, 03/08/00                            7,400     7,400
New York State Environmental TECP
  Series 1998A (f)
   3.65%, 02/01/00                            5,000     5,000
   3.75%, 03/08/00                           35,000    35,000
New York State GO BAN TECP Series W
   3.70%, 02/16/00                           11,000    11,000
New York State Power Authority TECP
   3.70%, 02/01/00                            9,300     9,300
New York State Power Authority TECP
  Series 2
   3.60%, 03/01/00                            5,900     5,900
   3.80%, 03/08/00                           25,900    25,900
                                                     --------
                                                      140,200
                                                     --------
PUERTO RICO -- 0.9%
Puerto Rico Government Development
  Bank TECP
   3.68%, 03/01/00                            8,800     8,800
                                                     --------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $149,000)                                     149,000
                                                     --------



                                              Par      Value
                                           --------  ----------

TAX ANTICIPATION NOTES -- 9.8% (c)
Brentwood, New York Union Free School
  District TAN
   3.40%, 06/30/00                         $ 15,000  $ 15,043
Levittown, New York Union Free School
  District TAN
   3.35%, 06/21/00                              400       401
Massapequa, New York Union Free School
  District TAN
   3.40%, 06/29/00                            8,500     8,524
Nassau County, New York TAN Series 1999B
   4.00%, 08/31/00                           20,000    20,097
North Shore, New York Central School
  District TAN
   3.50%, 06/27/00                            8,000     8,019
Oceanside, New York Union Free School
  District TAN
   3.40%, 06/27/00                           12,000    12,034
Port Washington, New York Union Free
  School District TAN
   3.38%, 06/29/00                            7,000     7,021
West Islip, New York Union Free School
  District TAN
   3.50%, 06/30/00                           17,000    17,040
                                                     --------
TOTAL TAX ANTICIPATION NOTES
  (Cost $88,179)                                       88,179
                                                     --------
BOND ANTICIPATION NOTES -- 7.8% (c)
Bronxville, New York Unified Free School
  District BAN Series 1999
   3.85%, 10/30/00                            9,400     9,430
Broome County, New York BAN
   3.08%, 04/05/00                           11,900    11,905
Campbell-Savona, New York Central School
  District BAN
   3.90%, 10/27/00                            4,000     4,019
Chautauqua County, New York BAN
  Series 1999
   3.50%, 07/14/00                            8,000     8,021
   3.93%, 12/08/00                            5,600     5,616
Colonie New York BAN Series 1999A
   3.05%, 04/15/00                            5,770     5,773
Gowanda, New York Central School
  District BAN
   3.85%, 10/27/00                            9,950     9,991
Irondequoit, New York BAN
   3.30%, 05/26/00                            2,015     2,017
Livingston County, New York BAN
   3.65%, 08/18/00                            4,370     4,379

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

New Rochelle, New York BAN Series A
   3.70%, 10/13/00                         $  5,235  $  5,247
New Rochelle, New York BAN Series B
   3.68%, 04/13/00                            1,150     1,151
Taconic Hills, New York Centennial School
  District at Craryville BAN
   3.10%, 04/14/00                            2,950     2,953
                                                     --------
TOTAL BOND ANTICIPATION NOTES
  (Cost $70,502)                                       70,502
                                                     --------
REVENUE BONDS -- 4.2% (c)
Greenwich, New York Central School
  District RB
   3.90%, 06/15/00                            1,000     1,004
Metropolitan Transportation Authority,
  New York RB (Service Contract Commuter
  Facilities Project) Series 1990-3 (f)
   3.58%, 07/01/00                            2,800     2,908
New York City, New York Transit Cultural
  Resource RB (American Museum of
  Natural History Project) Series 1999B (f)
   3.70%, 07/01/00                            6,500     6,500
New York State Dormitory Authority RB
  (City University Sytem) Series F (f)
   3.73%, 07/01/00                            5,750     5,979
New York State Dormitory Authority RB
  (Mental Health Services Facilities Project)
   Series 1997B
   3.45%, 02/15/00                            1,500     1,503
New York State Dormitory Authority RB
  (New York Methodist Hospital Project) (f)
   3.78%, 07/01/00                            3,000     3,003
New York State Energy Research &
  Development Authority Pollution Control
  RB (New York State Electric & Gas Project)
  Series B (f)
   3.70%, 10/15/00                            5,615     5,615
New York State Thruway Authority Service
  Contract RB (Local Highway & Bridge)
   4.10%, 01/01/01                           11,275    11,482
                                                     --------
TOTAL REVENUE BONDS
  (Cost $37,994)                                       37,994
                                                     --------
GENERAL OBLIGATIONS -- 3.3%  (c)
Middletown, New York School
  District GO (f)
   3.70%, 11/01/00                            3,735     3,767
Nassau County, New York Improvement GO
  Series 1998Z (f)
   3.63%, 09/01/00                           10,020    10,052




                                              Par      Value
                                           --------  ----------

Nassau County, New York General
  Improvement GO Series 1995Q (f)
   3.79%, 08/01/00                         $  2,705  $  2,723
Nassau County, New York General
  Improvement GO Series 1997X
   3.89%, 11/01/00                            3,000     3,027
New York City, New York GO Series 1990H (f)
   3.70%, 08/01/00                            1,500     1,535
New York State GO Series 1998F
   3.95%, 09/15/00                            1,600     1,606
Suffolk County, New York Public
  Improvement GO Series 1998C (f)
   3.75%, 10/15/00                            2,115     2,121
Suffolk County, New York Public
  Improvement GO (f)
   3.50%, 08/15/00                            2,445     2,464
Taconic Hills, New York Central School
  District at Craryville GO (f)
   3.75%, 06/15/00                            2,190     2,195
                                                     --------
TOTAL GENERAL OBLIGATIONS
  (Cost $29,490)                                       29,490
                                                     --------
REVENUE ANTICIPATION NOTES -- 1.6% (c)(f)
Nassau County, New York RAN
   3.60%, 03/15/00                           14,000    14,018
                                                     --------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $14,018)                                       14,018
                                                     --------
FIXED RATE TENDER OPTION BONDS -- 0.7% (c)(e)(f)
New York State Mortgage Agency Revenue
  TOBP (PT-260)
   3.55%, 06/01/00                            6,060     6,060
                                                     --------
TOTAL FIXED RATE TENDER OPTION BONDS
  (Cost $6,060)                                         6,060
                                                     --------
OTHER INVESTMENT COMPANIES -- 0.1% (g)
Provident Institutional Funds - New York
  Money Portfolio
   4.54%                                        555       555
                                                     --------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $555)                                             555
                                                     --------
TOTAL INVESTMENTS -- 99.8%
  (Cost $898,613)                                     898,613
                                                     --------
OTHER ASSETS AND LIABILITIES-- 0.2%
  Other assets                                          8,118
  Liabilities                                          (6,767)
                                                     --------
                                                        1,351
                                                     --------
TOTAL NET ASSETS-- 100.0%                            $899,964
                                                     ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999

                                              Par      Value
                                           --------  ----------

VARIABLE RATE OBLIGATIONS -- 41.1% (b)(f)
NEW JERSEY -- 40.8%
Camden County, New Jersey Improvement
  Authority RB (Harvest Village Project)
  Series 1999A
   4.85%, 01/01/00                           $  600   $    600
Essex County, New Jersey Public
  Improvement Authority RB (County Asset
  Sale Project) Series 1995
   5.55%, 01/07/00                            6,900      6,900
Monmouth County, New Jersey Improvement
  Authority Pooled Government Loan
  Progam
   5.25%, 01/07/00                            1,700      1,700
New Jersey Economic Development Authority
  Natural Gas Facilities RB (New Jersey
  Natural Gas Co.) Series 1998C
   5.70%, 01/07/00                              700        700
New Jersey Economic Development Authority
  RB (500 International Partners Project)
   5.45%, 01/07/00                            5,800      5,800
New Jersey Economic Development Authority
  RB (Graphic Management, Inc. Project)
   5.15%, 01/07/00                            6,160      6,160
New Jersey Economic Development Authority
  RB (Hamilton Industrial Development
  Project) Series 1998
   5.30%, 01/07/00                            6,965      6,965
New Jersey Economic Development Authority
  RB (Hoffman Laroche Inc. Project)
  Series 1993
   5.00%, 01/07/00                              100        100
New Jersey Economic Development Authority
  RB (Jewish Home Rockleigh Project)
  Series 1998A
   5.40%, 01/07/00                            5,000      5,000
New Jersey Economic Development Authority
  RB (Job Haines Home Project)
   5.35%, 01/07/00                            2,700      2,700
New Jersey Economic Development Authority
  RB (Natural Gas Co. Project)
   5.20%, 01/07/00                              900        900
New Jersey Economic Development Authority
  RB (New Jersey Foreign Trade Venture
  Project) Series 1998DN
   4.95%, 01/01/00                            4,300      4,300



                                              Par      Value
                                            -------  ----------

New Jersey Economic Development Authority
  RB (St. James Prep & Social Service Project)
  Series 1998
   5.20%, 01/07/00                           $  590     $  590
New Jersey Economic Development Authority
  RB (Toys R Us Inc. Project) Series 1984
   4.90%, 01/07/00                            3,000      3,000
New Jersey Economic Development Authority
  RB (Wechsler Coffee Corp. Project)
  Series 1998
   5.30%, 01/05/00                            1,450      1,450
New Jersey Economic Development Authority
  Revenue Refunding Bonds (Airis Newark
  L.L.C. Project)
   5.50%, 01/07/00                            9,600      9,600
New Jersey Economic Development Authority
  Thermal Energy Facilities RB (Thermal
  Energy Ltd. Partnership I Project)
  Series 1997
   5.20%, 01/07/00                            4,750      4,750
New Jersey Health Care Facilities Authority
  (Carrier Foundation) Series C
   5.45%, 01/05/00                            2,490      2,490
New Jersey Health Care Facilities Financing
  Authority RB (Princeton Medical Center
  Project) Series 1999A-3
   5.25%, 01/07/00                            5,000      5,000
New Jersey Health Care Facilities Financing
  Authority Revenue Refunding Bonds
  (Christian Health Project) Series 1998B
   6.85%, 01/07/00                            5,600      5,600
New Jersey Sports & Exposition Authority
  RB Series 1992C
   5.40%, 01/07/00                              100        100
New Jersey State Economic Development
  Authority Revenue Refunding Bonds
  (Stolthaven Project) Series 1998A
   4.90%, 01/01/00                              100        100
New Jersey State Turnpike Authority RB
  Series 1991D
   5.00%, 01/07/00                            9,600      9,600
                                                      --------
                                                        84,105
                                                      --------

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                            -------  ----------

PUERTO RICO -- 0.3%
Puerto Rico Commonwealth Highway &
  Transportation Authority Series 1998A
   5.00%, 01/07/00                           $  700   $    700
                                                      --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $84,805)                                        84,805
                                                      --------
BOND ANTICIPATION NOTES -- 18.2% (c)
Bloomingdale, New Jersey BAN
   3.10%, 03/10/00                            1,566      1,567
East Brunswick Township, New Jersey BAN
   3.52%, 06/15/00                            1,600      1,601
   3.56%, 06/15/00                            2,000      2,001
   3.87%, 01/05/01 (d)                        1,000      1,004
Highland Park, New Jersey BAN
   3.25%, 04/28/00                            2,400      2,403
Hopewell Township, New Jersey General
  Improvement BAN
   3.40%, 03/22/00                            2,270      2,272
Jersey City, New Jersey BAN
   3.80%, 09/15/00                            2,500      2,508
   3.95%, 09/15/00                            2,000      2,004
Jersey City, New Jersey School
  Promissory BAN
   3.23%, 03/03/00                            2,000      2,001
   3.46%, 03/03/00                            3,000      3,000
Monroe Township, New Jersey Middlesex
  County BAN
   3.50%, 07/26/00                            2,000      2,005
   3.83%, 07/26/00                            2,533      2,535
Passaic County, New Jersey BAN
   3.84%, 09/22/00                            1,700      1,703
   3.85%, 09/22/00                            3,000      3,006
   3.94%, 09/22/00                            1,500      1,502
Secaucus, New Jersey BAN
   3.05%, 01/20/00                            2,830      2,831
Trenton, New Jersey BAN
   3.90%, 10/20/00                            2,600      2,607
   3.92%, 10/20/00                            1,000      1,002
                                                      --------
TOTAL BOND ANTICIPATION NOTES
  (Cost $37,552)                                        37,552
                                                      --------



                                              Par      Value
                                            -------  ----------

VARIABLE RATE TENDER OPTION BONDS -- 15.4%(a)(b)(f)
NEW JERSEY -- 15.2%
New Jersey Economic Development
  Authority Natural Gas Facilities RB TOB
  (Nui Corp. Project) Series 161
   5.51%, 01/07/00                           $5,130   $  5,130
New Jersey Health Care Facilities Financing
  Authority RB TOBP (PA-504)
   5.46%, 01/07/00                            7,000      7,000
New Jersey State Housing & Mortgage
  Finance Agency RB TOBP (PT-287)
   5.36%, 01/07/00                            3,300      3,300
New Jersey State TOB
   5.56%, 01/07/00                            2,370      2,370
New Jersey State Transportation Trust Fund
  Authority TOBP (PA-499)
   5.46%, 01/07/00                            2,500      2,500
New Jersey State Transportation Trust Fund
  Authority TOBP (PT-200)
   5.46%, 01/06/00                            4,800      4,800
New Jersey State Transportation Trust Fund
  Authority TOBP (PT-298)
   5.46%, 01/07/00                            2,900      2,900
Port Authority of New York & New Jersey
  TOBP (PA-518)
   5.46%, 01/07/00                            3,390      3,390
                                                      --------
                                                        31,390
                                                      --------
PUERTO RICO -- 0.2%
Puerto Rico Commonwealth Highway &
  Transportation Authority Highway RB
  TOBP (PT-183)
   5.16%, 01/07/00                              400        400
                                                      --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $31,790)                                        31,790
                                                      --------
TAX EXEMPT COMMERCIAL PAPER -- 9.6% (c)
NEW JERSEY -- 6.2% (F)
New Jersey State Transportation TECP
  Series 2000A
   3.85%, 02/09/00                            5,800      5,800
   3.65%, 03/06/00                            4,000      4,000
   3.80%, 03/10/00                            3,000      3,000
                                                      --------
                                                        12,800
                                                      --------

                                              Par      Value
                                            -------  ----------

PUERTO RICO -- 3.4%
Government Development Bank For Puerto
  Rico TECP
   3.35%, 01/20/00                           $1,900   $  1,900
   3.30%, 01/28/00                            5,000      5,000
                                                      --------
                                                         6,900
                                                      --------
TOTAL TAX EXEMPT
  COMMERCIAL PAPER
  (Cost $19,700)                                        19,700
                                                      --------
REVENUE BONDS -- 7.1% (c)
Middlesex County, New Jersey Improvement
  Authority Lease RB (Raritan Center
  Overpass Project)
   3.65%, 08/01/00                            3,595      3,619
Monmouth County, New Jersey Improvement
  Authority Capital Equipment Pooled
  Lease RB
   5.00%, 10/01/00                            1,120      1,130
Monmouth County, New Jersey Improvement
  Authority Government Loan RB (f)
   3.90%, 12/01/00                            1,025      1,025
New Jersey Health Care Facilities Financing
  Authority RB (Virtual Health Project) (f)
   3.52%, 07/01/00                            4,865      4,876
New Jersey State Highway Authority Revenue
  Refunding Bonds (Garden State
  Parkway Project)
   4.20%, 01/01/01                              420        420
New Jersey State Transit Corp. GAN RB
  Series 1997A (f)
   3.97%, 03/01/00                            1,000      1,002
Ocean County, New Jersey Utilities Authority
  Wastewater Revenue Refunding Bonds
   3.95%, 01/01/01                            2,500      2,525
                                                      --------
TOTAL REVENUE BONDS
  (Cost $14,597)                                        14,597
                                                      --------
FIXED RATE TENDER OPTION BONDS -- 4.6% (C)(E)(F)
New Jersey State Building Authority
  Series 1997 TOB
   3.65%, 02/03/00                            5,395      5,395



                                              Par      Value
                                            -------  ----------

New Jersey State Housing & Mortgage
  Finance Agency Revenue TOBP (PT-285)
   3.80%, 08/10/00                           $4,100   $  4,100
                                                      --------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $9,495)                                          9,495
                                                      --------

TAX ANTICIPATION NOTES -- 1.8% (C)
Morristown, New Jersey TAN
   3.25%, 02/11/00                            3,700      3,702
                                                      --------
TOTAL TAX ANTICIPATION NOTES
  (Cost $3,702)                                          3,702
                                                      --------
GENERAL OBLIGATIONS -- 1.7% (C)
Essex County, New Jersey GO
  Series 1996A1 (f)
   3.95%, 11/15/00                            1,500      1,513
Monroe Township & Middlesex County, New
  Jersey GO (f)
   3.04%, 02/01/00                              490        490
Morris County, New Jersey GO
   3.80%, 07/15/00                            1,005      1,017
New Jersey State Governmental GO
   4.00%, 08/01/00                              500        505
                                                      --------
TOTAL GENERAL OBLIGATIONS
  (Cost $3,525)                                          3,525
                                                      --------
TOTAL INVESTMENTS -- 99.5%
  (Cost $205,166)                                      205,166
                                                      --------
OTHER ASSETS AND LIABILITIES-- 0.5%
  Other assets                                           2,016
  Liabilities                                           (1,079)
                                                      --------
                                                           937
                                                      --------
TOTAL NET ASSETS-- 100.0%                             $206,103
                                                      ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999

                                              Par      Value
                                            -------  ----------

VARIABLE RATE OBLIGATIONS -- 49.6%(b)(f)
Allegheny County, Pennsylvania IDA
  (USX Corporation Project)
   5.40%, 01/07/00                           $4,900   $  4,900
Allegheny County, Pennsylvania IDA RB
  (Saureisen Project)
   6.20%, 01/07/00                            1,500      1,500
Allegheny County, Pennsylvania IDA RB
  Series 1997C
   4.70%, 01/01/00                            1,000      1,000
Allegheny County, Pennsylvania IDA RB
  (Longwood at Oakmont Project) Series D
   4.70%, 01/01/00                              100        100
Berks County, Pennsylvania IDA RB (Beacon
  Container Project)
   5.60%, 01/05/00                            1,800      1,800
Bucks County, Pennsylvania IDA RB
  (Klearfold Project)
   6.20%, 01/06/00                            4,000      4,000
Bucks County, Pennsylvania IDA RB
  (Schuman & Sons Project)
   5.45%, 01/07/00                            3,230      3,230
Cambria County, Pennsylvania IDA Resource
  Recovery RB (Cambria Cogen Co. Project)
   5.50%, 01/07/00                            6,500      6,500
Chester County, Pennsylvania IDA RB
  (Manufacturing Facilities Devault Project)
   5.60%, 01/05/00                            2,070      2,070
Dauphin County, Pennsylvania RB (All
  Health Pooled Financing Project)
   5.60%, 01/07/00                            1,230      1,230
Delaware County, Pennsylvania IDA RB
  (YMCA of Philadelphia Project)
  Series 1999
   5.40%, 01/05/00                            2,100      2,100
Easton City, Pennsylvania School District GO
   5.75%, 01/06/00                            1,800      1,800
Montgomery County, Pennsylvania IDA RB
  (Seton Medical Co.)
   5.15%, 01/07/00                              500        500
Montgomery County, Pennsylvania M/F
  Housing RB (Glenmore Association)
  Series A
   5.55%, 01/07/00                            3,500      3,500
Northampton County, Pennsylvania
  IDA RB (Binney & Smith) Series A
   5.50%, 01/07/00                            3,250      3,250



                                              Par      Value
                                           --------  ----------

Northampton County, Pennsylvania IDA RB
  (Binney & Smith) Series B
   5.50%, 01/07/00                           $  960   $    960
Pennsylvania Energy Development Authority
  RB (B&W Ebensburg Project) Series 1986
   5.25%, 01/07/00                            7,600      7,600
Pennsylvania Energy Development Authority
  RB (Piney Creek Project) Series 1986C
   5.25%, 01/07/00                            1,155      1,155
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988B
   5.90%, 01/05/00                            5,570      5,570
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988C
   5.90%, 01/07/00                            4,170      4,170
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1997A
   6.05%, 01/07/00                            3,275      3,275
Pennsylvania State Public School Building
  Authority  RB Series 1999D
   5.75%, 01/07/00                            3,300      3,300
Philadelphia, Pennsylvania IDA RB (30th
  Street Station Project) Series 1987
   4.00%, 01/30/00                            1,000      1,000
Philadelphia, Pennsylvania IDA RB (City Line
  Holiday Inn Project) Series 1996
   5.65%, 01/07/00                            3,900      3,900
Quakertown, Pennsylvania General Authority
  Pooled Financing Program RB Series 1998A
   5.75%, 01/07/00                            1,500      1,500
Quakertown, Pennsylvania General Authority
  Pooled Financing Program RB Series A
   5.75%, 01/04/00                            1,400      1,400
Washington County, Pennsylvania Authority
  RB (Girard Estate Refunding Project)
  Series 1999J
   5.55%, 01/07/00                            7,000      7,000
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon Valley
  Crethren Project)
   5.40%, 01/07/00                            1,140      1,140
York County, Pennsylvania General Authority
  Pooled Financing RB Series 1996
   5.40%, 01/07/00                            1,835      1,835
                                                      --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $81,285)                                        81,285
                                                      --------

                                              Par      Value
                                           --------  ----------

TAX EXEMPT COMMERCIAL PAPER -- 12.8% (c)
Carbon County, Pennsylvania IDA Resources
  Recovery RB TECP (f)
   3.80%, 01/20/00                           $5,000   $  5,000
Hatboro Horsham, Pennsylvania School
  District TECP
   3.74%, 09/15/00                            1,950      1,953
Montgomery County, Pennsylvania IDA
  Pollution Control Revenue Refunding
  TECP (f)
   3.65%, 01/25/00                           14,000     14,000
                                                      --------
TOTAL TAX EXEMPT COMMERCIAL
  PAPER
  (Cost $20,953)                                        20,953
                                                      --------
VARIABLE RATE TENDER OPTION BONDS -- 9.7% (a)(b)(f)
Allegheny County, Pennsylvania Airport RB
  TOBP (PT-176)
   5.56%, 01/07/00                            2,930      2,930
Pennsylvania HFA TOB Series 1999U
   5.31%, 01/06/00                            1,200      1,200
Philadelphia, Pennsylvania Airport RB
  TOBP (PA-387)
   5.56%, 01/07/00                            3,600      3,600
Philadelphia, Pennsylvania School
  District GO TOBP (PA-559) Series 1997
   5.56%, 01/07/00                            1,580      1,580
Philadelphia, Pennsylvania Water &
  Waste RB TOBP (PT-151) Series 1993
   4.91%, 01/07/00                            6,580      6,580
                                                      --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $15,890)                                        15,890
                                                      --------
REVENUE BONDS -- 8.8%  (c)
Allegheny County, Pennsylvania Airport
  Authority RB (f)
   4.00%, 01/01/01                            4,125      4,165
Pennslyvania Infrastructure Investment
  Authority RB (Pennvest Loan Pool)
   4.00%, 09/01/00                            1,000      1,007
Pennsylvania Intergovernmental
  Cooperative Authority Special Tax Revenue
  Refunding Bonds (Philadelphia Funding
  Program) (f)
   3.90%, 06/15/00                            2,000      2,017



                                              Par      Value
                                           --------  ----------

Philadelphia, Pennsylvania Hospital & Higher
  Education Facilities Authority RB
  (Northwestern Corp. Project)
  Series 1991A (f)
   8.50%, 06/01/00                           $3,000   $  3,115
Pittsburgh, Pennsylvania Urban
  Redevelopment Authority Mortgage RB
  Series 1999E
   3.65%, 08/15/00                            1,955      1,955
Pittsburgh, Pennsylvania Urban
  Redevelopment Authority Mortgage RB
  Series 1999F
   3.55%, 08/15/00                            1,000      1,000
Schuylkill County, Pennsylvania
  Redevelopment Authority Lease RB
   2.53%, 06/01/00                            1,105      1,117
                                                      --------
TOTAL REVENUE BONDS
  (Cost $14,376)                                        14,376
                                                      --------
TAX AND REVENUE ANTICIPATION NOTES -- 7.0% (c)
Philadelphia, Pennsylvania School
  District TRAN  (f)
   3.45%, 06/30/00                            5,000      5,013
Philadelphia, Pennsylvania TRAN
   3.50%, 06/30/00                            5,000      5,018
   3.86%, 06/30/00                            1,500      1,502
                                                      --------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $11,533)                                        11,533
                                                      --------
FIXED RATE TENDER OPTION BONDS -- 5.2% (c)(e)(f)
Pennsylvania HFA RB TOB
  Series1998Y
   4.86%, 01/06/00                            3,100      3,100
Pennsylvania HFA S/F Mortgage RB TOBP
  (PT-278) Series 1999-66A
   3.59%, 04/06/00                            2,800      2,800
Philadelphia, Pennsylvania IDRB TOBP
  (PA-982) (Philadelphia Airport)
  Series 1998A
   3.62%, 07/20/00                            2,710      2,710
                                                      --------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $8,610)                                          8,610
                                                      --------

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

MANDATORY PUT BONDS -- 4.0% (c)(f)
Beaver County, Pennsylvania IDA  Pollution
  Control Revenue Refunding Bonds (Ohio
  Edison Co. Project) Series 1992A
   3.10%, 04/01/00                           $6,500   $  6,500
                                                      --------
TOTAL MANDATORY PUT BONDS
  (Cost $6,500)                                          6,500
                                                      --------
GENERAL OBLIGATION BONDS -- 2.1% (c)
Allegheny County, Pennsylvania GO
  Series 18 (f)
   3.70%, 04/01/00                            1,000      1,008
Montgomery County, Pennsylvania GO
  Series 1995A
   3.98%, 10/15/00                            2,500      2,540
                                                      --------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $3,548)                                          3,548
                                                      --------
TOTAL INVESTMENTS -- 99.2%
  (Cost $162,695)                                      162,695
                                                      --------
OTHER ASSETS ANDLIABILITIES-- 0.8%
  Other assets                                           1,295
  Liabilities                                              (63)
                                                      --------
                                                         1,232
                                                      --------
TOTAL NET ASSETS-- 100.0%                             $163,927
                                                      ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999

                                              Par      Value
                                           --------  ----------

VARIABLE RATE OBLIGATIONS -- 63.5% (b)(f)
FLORIDA -- 58.2%
Alachua County, Florida Health Facilities
  Authority RB (Shands Teaching Hospital
  Clinic Project) Series 1996
   5.25%, 01/05/00                          $12,300  $   12,300
Arcadia, Florida Hospital RB (Desoto
  Memorial Hospital Project)
   5.45%, 01/07/00                            1,400       1,400
Bradford County, Florida Health Facilities
  Authority RB (Shands Teaching Hospital
  Clinic Project) Series 1996
   5.25%, 01/07/00                            6,500       6,500
Broward County, Florida HFA M/F Housing
  RB (Landings Inverrary Apartments
  Project) Series 1985
   4.70%, 01/07/00                            7,300       7,300
Broward County, Florida HFA M/F Housing
  RB (Reflections Airport Project)
  Series 1999
   4.70%, 01/07/00                            5,000       5,000
Broward County, Florida HFA M/F Housing
  RB (Sanctuary Apartments Project)
  Series 1985
   4.70%, 01/07/00                           22,000      22,000
Broward County, Florida Suburban Port
  Facilities (Port Everglades Project)
  Series 1998
   5.50%, 01/07/00                           16,300      16,300
Citrus Park, Florida Community
  Development District Capital Improvement
  Bonds Series 1996
   5.25%, 01/07/00                            3,000       3,000
Collier County, Florida HFA M/F Housing
  RB (River Beach Project) Series 1985
   5.65%, 01/07/00                            4,300       4,300
Dade County, Florida Aviation Series 1984A
   5.25%, 01/07/00                            3,000       3,000
Dade County, Florida Health Facilities
  Authority RB (Miami Children's Hospital)
  Series 1995
   5.30%, 01/05/00                            4,100       4,100
Dade County, Florida IDA RB (Dolphins
  Stadium Project) Series 1985C
   5.35%, 01/07/00                            1,050       1,050



                                              Par      Value
                                           --------  ----------

Dade County, Florida IDA RB (Michael-Ann
  Russell Jewish Community Center Project)
  Series 1997
   5.55%, 01/07/00                          $ 4,795  $    4,795
Dade County, Florida Water & Sewer System
  Series 1994
   4.75%, 01/07/00                           13,600      13,600
Eustis, Florida Multi-Purpose RB
   5.55%, 01/07/00                            3,310       3,310
Florida Development Finance Corp. IDRB
  (Central Farms LTD. Project)
  Series 1999A4
   5.70%, 01/07/00                            1,750       1,750
Florida Development Finance Corp. IDRB
  (Pioneer Ram Project) Series 1998A3
   5.70%, 01/07/00                            1,420       1,420
Florida Development Finance Corp. IDRB
  (Schmitt Family Project) Series 1999A2
   5.70%, 01/07/00                            2,500       2,500
Florida Development Finance Corp. IDRB
  (Sunshine State Project) Series 1999A3
   5.60%, 01/07/00                            1,580       1,580
Florida Development Finance Corp. IDRB
  (Vutec Corp. Project) Series 1999A1
   5.70%, 01/07/00                            2,000       2,000
Florida Health Facility Authority
  Series MM (Buena Vista Project)
   5.25%, 01/07/00                           10,000      10,000
Florida HFA Housing RB (Ashley Lake II
  Project) Series 1989J
   5.40%, 01/07/00                           10,800      10,800
Florida HFA Housing RB (Caribbean Key
  Apartments) Series 1996F
   5.35%, 01/07/00                            2,500       2,500
Florida HFA Housing RB (Heron Park
  Project) Series 1996U
   5.40%, 01/07/00                            3,300       3,300
Florida HFA Housing RB (Tiffany Club
  Project) Series 1996P
   5.35%, 01/07/00                            4,750       4,750
Florida HFA M/F Housing RB Series 1983J
   3.60%, 01/07/00                            7,370       7,370
Florida Housing Finance Corp. Housing RB
  (Heritage Pointe Project) Series 1999I-1
   4.95%, 01/07/00                            4,750       4,750
Florida Housing Finance Corp. Housing RB
  (Timberline Apartments) Series 1999P
   5.60%, 01/07/00                            2,500       2,500

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

Florida Housing Finance Corp. Housing RB
  (Valencia Village Apartments Project)
  Series 1999G-1
   4.95%, 01/07/00                          $ 5,875  $    5,875
Florida Housing Finance Corp. M/F Housing
  RB (Buchanan Bay Townhomes Project)
  Series 1998S
   5.60%, 01/07/00                            6,725       6,725
Florida Municipal Power Agency Revenue
  Refunding Bonds (Stanton II Project)
  Series 1997
   4.45%, 01/05/00                           18,200      18,200
Florida Ocean Highway & Port Authority RB
  Series 1990
   5.50%, 01/07/00                            8,300       8,300
Florida State Board of Education Capital
  Outlay (Putters) Series 137 (a)
   5.52%, 01/07/00                           11,200      11,200
Florida State Finance Authority (Florida
  Hospital Association - Capital Projects
  Loan Program) Series 1998A
   4.90%, 01/07/00                           41,600      41,600
Florida State Municipal Power Agency
  Revenue Refunding Bonds (Stanton
  Project) Series 1984
   4.50%, 01/07/00                           12,000      12,000
Gainesville, Florida IDA (Exactech Inc.
  Project)
   5.65%, 01/07/00                            3,900       3,900
Gainesville, Florida IDRB (Lifes Community
  Blood Centers, Inc.) Series 1999
   5.55%, 01/07/00                            3,200       3,200
Gulf Breeze, Florida RB (Local Government
  Loan Program) Series 1985B
   5.20%, 01/07/00                           16,855      16,855
Gulf Breeze, Florida RB (Local Government
  Loan Program) Series 1985C
   5.20%, 01/07/00                            5,050       5,050
Gulf Breeze, Florida RB (Local Government
  Loan Program) Series 1985E
   5.25%, 01/07/00                           30,000      30,000
Halifax, Florida Health Care Facilities
  Hospital Medical Center RB (Health Care
  Plan Inc. Project)
   4.90%, 01/07/00                            3,000       3,000



                                              Par      Value
                                           --------  ----------

Highlands County, Florida Health Facility
  Authority RB (Adventist Health Systems
  Project) Series 1997A
   5.40%, 01/07/00                          $24,385  $   24,385
Hillsborough County, Florida HFA M/F Housing
  RB (Brandon Crossing Project)
   4.95%, 01/07/00                            2,700       2,700
Hillsborough County, Florida IDA Education
  Facilities RB (Berkeley Preparatory School)
  Series 1999
   4.05%, 01/07/00                            2,550       2,550
Indian River County, Florida RB (Saint
  Edward's School Project)
   5.00%, 01/07/00                           10,000      10,000
Jacksonville, Florida Health Facility
  Authority RB (River Garden Project)
  Series 1994
   5.00%, 01/07/00                            2,795       2,795
Jacksonville, Florida Industrial Development
  Revenue Refunding Bonds (Pavilion
  Associates Project)
   4.90%, 01/07/00                            4,200       4,200
Jacksonville, Florida RB (Capital Project)
   5.00%, 01/07/00                            7,600       7,600
Lakeland, Florida Educational Facilities RB
  (Florida Southern College Project)
  Series 1999
   5.50%, 01/07/00                           13,000      13,000
Lee County, Florida HFA M/F Housing RB
  (Cape Coral Apartments Project)
  Series 1999A
   4.75%, 01/07/00                            6,160       6,160
Lee County, Florida IDA Educational
  Facilities RB (Canterbury School, Inc
  Project)
   4.05%, 01/07/00                            5,000       5,000
Manatee County, Florida HFA M/F Housing
  RB (Hampton McGuire Project)
  Series 1989A
   5.00%, 01/07/00                            1,500       1,500
Manatee County, Florida IDRB (Trilectron
  Industries Project) Series 1997A
   4.65%, 01/07/00                            2,000       2,000
Miami & Dade County, Florida IDA Airport
  Facilities RB (Flight Safety Project)
  Series 1999A
   5.65%, 01/07/00                           21,500      21,500

                                              Par      Value
                                           --------  ----------

Miami & Dade County, Florida IDA IDRB
  (Airbus Service Co. Project) Series 1998A
   5.15%, 01/07/00                          $ 8,800  $    8,800
Miami & Dade County, Florida IDA IDRB
  (Airis Miami LLC Project) Series 1999A
   5.80%, 01/07/00                           15,000      15,000
Miami & Dade County, Florida IDA IDRB
  (Arctic Partners LTD. Project)
   5.70%, 01/07/00                            2,300       2,300
Miami & Dade County, Florida IDA IDRB
  (Badia Spices Inc. Project)
   5.65%, 01/07/00                            4,700       4,700
Miami & Dade County, Florida IDA IDRB
  (Belen Jesuit Preparatory School Project)
  Series 1999
   5.55%, 01/07/00                            8,000       8,000
Miami & Dade County, Florida IDA IDRB
  (Edron Fixtures Project) Series A
   5.65%, 01/07/00                            1,860       1,860
Miami & Dade County, Florida IDA IDRB
  (Edron Fixtures Project) Series B
   5.65%, 01/07/00                            2,000       2,000
Miami & Dade County, Florida IDA IDRB
  (Fine Arts Lamps Project) Series 1998
   5.65%, 01/07/00                            2,000       2,000
Miami, Florida Health Facilities Authority
  RB (Jewish Home for the Aged, Inc. Project)
  Series 1996
   5.55%, 01/07/00                            2,850       2,850
Nassua County, Florida Pollution Control RB
  (Rayonier Project) Series 1999
   4.50%, 01/07/00                           19,700      19,700
Okeechobee County, Florida Exempt Facility
  RB (Okeechobee Landfill, Inc. Project)
  Series 1999
   5.60%, 01/07/00                           15,000      15,000
Orange County, Florida Educational Facilities
  Authority Educational Facilities RB
  (Rollins College Project) Series 1999
   5.55%, 01/07/00                            7,900       7,900
Orange County, Florida HFA (Highland
  Pointe Apartments Project) Series 1988J
   4.90%, 01/07/00                            7,855       7,855
Orange County, Florida HFA M/F Housing
  RB (Andover Place Apartments)
   5.40%, 01/07/00                            7,770       7,770




                                              Par      Value
                                           --------  ----------

Orange County, Florida IDA IDRB (Goodwill
  Industries, Inc. Project)
   5.55%, 01/07/00                          $ 6,000  $    6,000
Orange County, Florida M/F Housing RB
  (Smokewood Project) Series A
   5.20%, 01/07/00                           10,225      10,225
Orlando, Florida Special Assessment RB
  (Republic Drive Interchange Project)
   5.00%, 01/07/00                           36,950      36,950
Palm Beach County, Florida Health Facilities
  Authority Revenue Refunding Bonds
  (Joseph L. Morse Geriatric Center)
   5.40%, 01/07/00                           10,755      10,755
Palm Beach County, Florida HFA M/F
  Housing RB (Azalea Place Apartments
  Project) Series 1999A
   4.75%, 01/07/00                            2,600       2,600
Palm Beach County, Florida IDRB
  (Benjamin Private School Project)
   5.55%, 01/07/00                            9,000       9,000
Palm Beach County, Florida RB (Norton
  Gallery Art School Project) Series 1995
   5.30%, 01/07/00                            2,300       2,300
Pasco County, Florida COP
   5.40%, 01/07/00                           20,000      20,000
Pasco County, Florida Education Facility
  Authority RB (St. Leo University Project)
   3.99%, 01/07/00                            2,650       2,650
Pinellas County, Florida Industry Council
  IDRB (Better Business Forms Inc. Project)
  Series 1997
   5.65%, 01/07/00                            2,800       2,800
Plant City, Florida Hospital RB (Southern
  Florida Baptist Hospital Project)
   5.45%, 01/07/00                           10,420      10,420
Polk County, Florida IDA RB (Farmland
  Hydro Project)
   5.30%, 01/07/00                            4,000       4,000
Polk County, Florida IDA RB (Pavermodule
  Inc. Project)
   5.65%, 01/07/00                            3,510       3,510
Polk County, Florida IDA RB (Young Florida
  Project) Series 1996
   5.10%, 01/07/00                            2,000       2,000
Riviera Beach, Florida IDRB (Sunshine
  Farms Poultry Project)
   5.65%, 01/07/00                            2,600       2,600

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

SouthEast Volusia, Florida Hospital District
  RB (Bert Fish Medical Center Project)
  Series 1995
   5.70%, 01/07/00                          $12,760  $   12,760
St. Petersburg, Florida Capital Improvement
  RB (Airport & Golf Course Project)
   Series 1997C
   5.65%, 01/07/00                              910         910
St. Petersburg, Florida Capital Improvement
  RB (Airport & Golf Course Project)
  Series B
   5.50%, 01/07/00                            2,955       2,955
Sumter County, Florida IDA RB (Robbins
  Manufacturing Project) Series 1997
   5.20%, 01/07/00                            1,980       1,980
Tallahassee & Leon County, Florida Civic
  Center Authority Capital Improvement RB
  Series A
   5.55%, 01/07/00                            7,000       7,000
Tampa, Florida Occupational License Tax
  RB Series 1996A
   5.25%, 01/07/00                              985         985
Volusia County, Florida Health Facilities
  Authority RB (South West Volusia Health
  Project) Series 1994A
   5.00%, 01/06/00                            9,170       9,170
West Orange Healthcare District, Florida
  RB Series 1999B
   5.40%, 01/07/00                            7,900       7,900
                                                     ----------
                                                        707,675
                                                     ----------
GEORGIA -- 0.8%
Cobb County, Georgia HFA M/F Housing RB
  (Walton Green Project)
   5.60%, 01/07/00                            7,200       7,200
Walton County, Georgia Development
  Authority RB (Walton Partners L.P. Project
   5.70%, 01/07/00                            3,050       3,050
                                                     ----------
                                                         10,250
                                                     ----------
IDAHO -- 0.4%
Idaho HFA RB (Assisted Living
  Concepts Project)
   5.55%, 01/07/00                            2,910       2,910



                                              Par      Value
                                           --------  ----------

Idaho Student Loan RB Series 1997A
   5.50%, 01/07/00                          $ 2,400  $    2,400
                                                     ----------
                                                          5,310
                                                     ----------
ILLINOIS -- 1.0%
Chicago, Illinois O'Hare International
  Airport RB ACES (General Airport Second
  Lien) Series B1
   5.60%, 01/07/00                            9,400       9,400
Chicago, Illinois O'Hare International
  Airport Special Facility RB
   5.50%, 01/07/00                            2,500       2,500
                                                     ----------
                                                         11,900
                                                     ----------
KANSAS -- 0.8%
Wichita, Kansas Airport Facilities Revenue
  Refunding Bond (Flight Safety
  International Project)
   5.00%, 01/07/00                           10,000      10,000
                                                     ----------
PUERTO RICO -- 0.8%
Puerto Rico Commonwealth Highway &
  Transportation Authority Series 1998A
   5.00%, 01/07/00                            9,300       9,300
                                                     ----------
RHODE ISLAND -- 0.2%
Rhode Island State Student Loan Authority
  Student Loan RB Series 1996-3
   5.30%, 01/07/00                            2,400       2,400
                                                     ----------
TEXAS -- 0.7%
Trinity River Authority, Texas Solid Waste
  Disposal RB (Community Waste Project)
   5.65%, 01/07/00                            8,000       8,000
                                                     ----------
UTAH -- 0.3%
Utah State Board of Regents Student Loan
  RB Series 1997R
   5.65%, 01/07/00                            4,100       4,100
                                                     ----------
VIRGINIA -- 0.3%
Portsmouth, Virginia Redevelopment &
  Housing Authority M/F Housing
  RB (Churchland North Apartments Project)
   5.65%, 01/07/00                            3,000       3,000
                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $771,935)                                       771,935
                                                     ----------

                                              Par      Value
                                           --------  ----------

TAX EXEMPT COMMERCIAL PAPER -- 10.6% (c)
FLORIDA -- 6.4%
Florida Local Government Finance
  Commission Pooled TECP Series A
   3.74%, 01/31/00                          $15,000  $   15,000
   3.80%, 03/06/00                            2,500       2,500
   3.95%, 03/14/00                            2,500       2,500
Florida Local Government Finance
  Commission Pooled TECP Series B
   4.00%, 03/14/00                            3,000       3,000
Orange County, Florida HFA Pooled Hospital
  Loan TECP (f)
   3.55%, 02/18/00                            8,500       8,500
   3.85%, 03/02/00                           15,000      15,000
Orange County, Florida TECP Series A (f)
   3.60%, 01/25/00                            2,614       2,614
Pinellas County, Florida Educational
  Facilities TECP (f)
   3.85%, 01/27/00                            5,700       5,700
   3.70%, 02/03/00                           12,000      12,000
Sunshine State Governmental Finance
  Community TECP (f)
   3.60%, 01/18/00                            1,178       1,178
   3.70%, 04/11/00                           10,000      10,000
                                                     ----------
                                                         77,992
                                                     ----------
PUERTO RICO -- 4.2%
Goverment Development Bank For Puerto
  Rico TECP
   3.75%, 01/18/00                           10,000      10,000
   3.54%, 01/26/00                           15,000      15,000
   3.55%, 01/26/00                            5,000       5,000
   3.60%, 03/02/00                            1,830       1,830
   3.60%, 03/06/00                            5,000       5,000
   3.70%, 04/11/00                           14,000      14,000
                                                     ----------
                                                         50,830
                                                     ----------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $128,822)                                       128,822
                                                     ----------
TAX ANTICIPATION NOTES -- 7.2% (c)
Brevard County, Florida School District TAN
   3.85%, 06/30/00                           11,100      11,105


                                              Par      Value
                                           --------  ----------

Miami Dade County, Florida School
  District TAN
   3.84%, 06/28/00                          $20,000  $   20,009
   3.88%, 06/28/00                            1,000       1,000
Pinellas County, Florida School District TAN
   3.67%, 06/30/00                           10,000      10,028
   3.92%, 06/30/00                           35,000      35,049
   4.22%, 06/30/00                           10,000      10,028
                                                     ----------
TOTAL TAX ANTICIPATION NOTES
  (Cost $87,219)                                         87,219
                                                     ----------

VARIABLE RATE TENDER OPTION BONDS -- 4.4% (a)(b)(f)
Dade County, Florida TOB
   5.56%, 01/07/00                            6,345       6,345
Eagle Dade County, Florida Water and Sewer
  TOB Series 1993S
   5.56%, 01/07/00                           12,500      12,500
Escambia County, Florida HFA S/F Housing
  TOBP (PT-1017)
   5.61%, 01/06/00                            7,545       7,545
Florida State Board of Education Capital
  Outlay TOB Series 190
   3.37%, 01/07/00                            1,175       1,175
Fort Meyers , Florida Utility Revenue
  Refunding TOB Series 1999A
   3.44%, 01/07/00                            2,495       2,495
Jacksonville, Florida Port Authority TOB
   5.58%, 01/07/00                           10,100      10,100
Palm Beach County, Florida Criminal Justice
  Facilities TOB Series 191
   2.25%, 01/07/00                            4,495       4,495
Sunrise, Florida Utility Systems Revenue
  Refunding Bond TOBP (PA-492)
   5.56%, 01/07/00                            1,565       1,565
Tampa, Florida Sports Authority TOB
  Series 1999
   3.90%, 01/07/00                            7,120       7,120
                                                     ----------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $53,340)                                         53,340
                                                     ----------

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999

                                              Par      Value
                                           --------  ----------

REVENUE BONDS -- 4.3% (c)
FLORIDA -- 2.7%
Florida Ports Financing Commission
  Revenue Refunding Bond (State
  Transportation Trust Fund) (f)
   3.07%, 06/01/00                          $   500  $      502
Florida State Inland Protection Financing
  Corp. Special Obligation (f)
   3.70%, 07/01/00                            3,265       3,286
Hillsborough County, Florida Capital
  Improvement Program RB (Criminal
  Justice Facilities Project) (f)
   3.48%, 08/01/00                            4,100       4,129
Jacksonville, Florida Electric Authority RB
  (Bulk Power Supply Scherer)
  Series 1991-4-1A (f)
   3.70%, 10/01/00                            2,500       2,591
Lakeland, Florida Electric & Water
  Revenue Refunding Bonds
  Series 1999B (f)
   3.79%, 10/01/00                            9,175       9,343
Orange County, Florida HFA Homeowner
  RB Series 1999A-3
   3.40%, 06/01/00                            4,000       4,000
Orlando & Orange County, Florida
  Expressway Authority Florida Expressway
  Revenue Refunding Bonds (f)
   3.28%, 07/01/00                            1,620       1,679
Pinellas County, Florida HFA S/F RB
  (Short-Term Multi-County) Series 1999B3
   3.45%, 07/21/00                            6,455       6,455
                                                     ----------
                                                         31,985
                                                     ----------
NEVADA -- 0.0%  (f)
Las Vegas Valley, Nevada Water District
  Refunding & Improvement Water RB
   4.15%, 09/01/00                              200         201
                                                     ----------
TENNESSE -- 1.0%
Tennessee HDA (Home Ownership Program)
  Series 1999-2C
   3.57%, 08/15/00                           12,500      12,500
                                                     ----------
TEXAS -- 0.2% (f)
Houston, Texas Airport System Special
  Facilities RB Series 1997A
   3.60%, 07/01/00                            2,230       2,248
                                                     ----------



                                              Par      Value
                                           --------  ----------

WASHINGTON -- 0.4%
Washington State Public Power Supply
  Systems Revenue Refunding Bonds
  (Nuke Project #2) Series 1992A
   3.60%, 07/01/00                          $ 2,000  $    2,018
Washington State Public Power Supply
  Systems Revenue Refunding Bonds (Nuke
  Project #2) Series 1993B
   3.60%, 07/01/00                            3,170       3,192
                                                     ----------
                                                          5,210
                                                     ----------
TOTAL REVENUE BONDS
  (Cost $52,144)                                         52,144
                                                     ----------
GENERAL OBLIGATION BONDS -- 2.7% (c)
Florida State Board of Education Capital
  Outlay GO
   3.42%, 06/01/00                            4,300       4,354
Florida State Board of Education Capital
  Outlay GO Series 1989A (f)
   1.40%, 06/01/00                            1,085       1,111
Florida State Board of Education Capital
  Outlay Public Education GO Series 1996A
   3.47%, 06/01/00                            1,555       1,577
Florida State Board of Education Capital
  Outlay Public Education GO Series 1997B
   3.30%, 06/01/00                            1,180       1,195
Hillsborough County, Florida School
  District GO (f)
   3.95%, 08/15/00                           23,665      24,577
                                                      ----------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $32,814)                                         32,814
                                                     ----------
MANDATORY PUT BONDS -- 2.6% (c)
FLORIDA -- 0.3%
Orange County, Florida IDA RB (General
  Accident Insurance Co. of America Project)
   3.95%, 06/01/00                            3,500       3,500
                                                     ----------
TEXAS -- 2.1% (f)
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1992A
   3.80%, 09/01/00                           25,000      25,000
                                                     ----------

                                              Par      Value
                                           --------  ----------

VIRGINIA -- 0.2% (f)
Arlington County, Virginia IDA M/F
  Housing RB (Arna Valley View
  Apartments Project)
   3.60%, 08/01/00                          $ 2,500  $    2,500
                                                     ----------
TOTAL MANDATORY PUT BONDS
  (Cost $31,000)                                         31,000
                                                     ----------
CERTIFICATES OF PARTICIPATION -- 0.4% (c)(f)
Miami & Dade County, Florida School Board
  COP Series 1998C
   3.45%, 08/01/00                            5,000       5,023
                                                     ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $5,023)                                           5,023
                                                     ----------
FIXED RATE TENDER OPTION BONDS -- 0.4% (c)(e)(f)
Puerto Rico Public Financing Corp. TOBP
  (PT-293)
   3.55%, 10/12/00                            4,925       4,925
                                                     ----------
TOTAL FIXED RATE TENDER OPTION BONDS
  (Cost $4,925)                                           4,925
                                                     ----------
REVENUE ANTICIPATION NOTES -- 0.3% (c)
Brevard County, Florida School Board RAN
   3.38%, 05/06/00                            4,000       4,001
                                                     ----------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $4,001)                                           4,001
                                                     ----------
TOTAL INVESTMENTS -- 96.4%
  (Cost $1,171,223)                                   1,171,223
                                                     ----------
OTHER ASSETS AND LIABILITIES-- 3.6%
  Other assets                                           44,157
  Liabilities                                              (208)
                                                     ----------
                                                         43,949
                                                     ----------
TOTAL NET ASSETS-- 100.0%                            $1,215,172
                                                     ==========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 1999
(All dollar amounts are in thousands unless otherwise noted)

For each security, cost and carrying value for financial reporting and federal income tax purposes are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At December 31, 1999, the aggregate value of such securities held by the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal Money Fund was $901,335, $575,320, $180,480, $31,790, $15,890 and $64,540, respectively, which represented
     10.78%, 11.37%, 20.05%, 15.42%, 9.69% and 5.31% of the net assets of each fund, respectively.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities of 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Interest rates represent effective yield to put or call date at time of purchase.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

(e) These securities have legal or contractual restrictions on resale. Such securities are deemed illiquid in accordance with procedures adopted by the Board of Trustees. At December 31, 1999, the aggregate value of such securities held by Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund was $257,037, $33,970, $6,060, $9,495, $8,610
     and $4,925, respectively, which represented 3.07%, 0.67%, 0.67%, 4.61%,
     5.25% and 0.41%, respectively, of the net assets of each fund.

(f)  Security has one or more third party credit enhancements.

(g)  Rate shown is the yield as of the report date.

PORTFOLIO ABBREVIATIONS
ACES              Adjustable Convertible Extendable Securities
BAN               Bond Anticipation Note
COP               Certificates of Participation
GAN               Grant Anticipation Notes
GO                General Obligation
HDA               Housing Development Authority
HFA               Housing Finance Agency
IDA               Industrial Development Authority
IDB               Industrial Development Board
IDRB              Industrial Development Revenue Bond
M/F               Multi-Family
RAN               Revenue Anticipation Note
RB                Revenue Bond
S/F               Single Family
TAN               Tax Anticipation Note
TECP              Tax-Exempt Commercial Paper
TOB               Tender Option Bond
TOBP              Tender Option Bond Partnership
TRAN              Tax and Revenue Anticipation Notes


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1999

                                                                                 Schwab        Schwab
                                                                 Schwab         California    New York
                                                                Municipal       Municipal     Municipal
                                                               Money Fund       Money Fund   Money Fund
                                                               -----------    -------------  -----------
ASSETS
Investments, at value (Cost: $8,290,042, $5,139,768 and
   $898,613, respectively)                                      $ 8,290,042    $ 5,139,768    $ 898,613
Cash                                                                  7,624             --           --
Receivables:
   Interest                                                          60,110         44,595        7,702
   Investments sold                                                  36,821             --           --
   Fund shares sold                                                   6,279         14,759          376
Prepaid expenses                                                        758            112           40
                                                                -----------    -----------    ---------
     Total assets                                                 8,401,634      5,199,234      906,731
                                                                -----------    -----------    ---------
LIABILITIES
Payables:
   Dividends                                                          1,807            605          125
   Investments purchased                                             17,869        131,089        5,000
   Fund shares redeemed                                              19,655          6,049        1,447
   Investment advisory and administration fees                          286            166           33
   Transfer agency and shareholder service fees                         632            374           66
Other liabilities                                                       522            330           96
                                                                -----------    -----------    ---------
     Total liabilities                                               40,771        138,613        6,767
                                                                -----------    -----------    ---------
Net assets applicable to outstanding shares                     $ 8,360,863    $ 5,060,621    $ 899,964
                                                                ===========    ===========    =========
NET ASSETS CONSIST OF
Paid-in capital                                                 $ 8,364,124    $ 5,061,701    $ 900,038
Accumulated net realized loss on investments sold                    (3,261)        (1,080)         (74)
                                                                -----------    -----------    ---------
                                                                $ 8,360,863    $ 5,060,621    $ 899,964
                                                                ===========    ===========    =========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
   Outstanding Sweep Shares                                       6,093,633      3,458,122      604,217
   Outstanding Value Advantage Shares                             2,270,760      1,603,678      295,884
                                                                -----------    -----------    ---------
                                                                  8,364,393      5,061,800      900,101
                                                                ===========    ===========    =========

Net asset value, offering and redemption price per each Sweep
   and Value Advantage Share                                          $1.00          $1.00        $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1999

                                                             Schwab        Schwab       Schwab
                                                           New Jersey   Pennsylvania    Florida
                                                            Municipal     Municipal    Municipal
                                                           Money Fund    Money Fund   Money Fund
                                                          ------------   ------------ -----------
ASSETS
Investments, at value (Cost: $205,166, $162,695 and
   $1,171,223, respectively)                                 $205,166      $162,695    $1,171,223
Cash                                                               14            57         6,648
Receivables:
   Interest                                                     1,983         1,211         7,464
   Investments sold                                                --            --        30,009
Prepaid expenses                                                   19            27            36
                                                             --------      --------    ----------
       Total assets                                           207,182       163,990     1,215,380
                                                             --------      --------    ----------
LIABILITIES
Payables:
   Dividends                                                       16             9            73
   Investments purchased                                        1,004            --            --
   Investment advisory fees and administration fees                 4             4            20
   Transfer agency and shareholder service fees                    17            14            79
Other liabilities                                                  38            36            36
                                                             --------      --------    ----------
     Total liabilities                                          1,079            63           208
                                                             --------      --------    ----------
Net assets applicable to outstanding shares                  $206,103      $163,927    $1,215,172
                                                             ========      ========    ==========
NET ASSETS CONSIST OF
Paid-in capital                                              $206,119      $163,936    $1,215,186
Accumulated net realized loss on investments sold                 (16)           (9)          (14)
                                                             --------      --------    ----------

                                                             $206,103      $163,927    $1,215,172
                                                             ========      ========    ==========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
   Outstanding Sweep Shares                                   206,155       163,973     1,215,209
Net asset value, offering and redemption price per share        $1.00         $1.00         $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 1999

                                                            Schwab      Schwab       Schwab      Schwab      Schwab
                                                Schwab     California   New York    New Jersey Pennsylvania   Florida
                                               Municipal    Municipal   Municipal    Municipal   Municipal   Municipal
                                              Money Fund   Money Fund  Money Fund   Money Fund  Money Fund  Money Fund
                                              ----------   ----------  -----------  ---------- ------------ ----------
Interest income                               $ 252,220    $ 134,044    $ 25,460      $ 4,530    $ 4,566      $19,539
                                              ---------    ---------    --------      -------    -------      -------
Expenses:
   Investment advisory and
     administration fees                         28,152       16,455       3,166          559        556        2,381
   Transfer agency and shareholder
     service fees:
       Sweep Shares                              25,168       13,218       2,354          628        616        2,629
       Value Advantage Shares                     4,953        3,620         645           --         --           --
   Custodian and portfolio
     accounting fees                                634          450         241           78         77          168
   Registration fees                              1,062          439          90           13         10          145
   Professional fees                                 92           58          32           18         17           22
   Shareholder reports                              421          115          29            4          4           13
   Trustees' fees                                    25           23          14            6          4            9
   Other expenses                                    67           51          13            5          5           11
                                              ---------    ---------    --------      -------    -------      -------
                                                 60,574       34,429       6,584        1,311      1,289        5,378
Less: expenses reduced (see Note 4)             (14,745)      (8,820)     (1,814)        (404)      (399)      (1,931)
                                              ---------    ---------    --------      -------    -------      -------

     Net expenses incurred by fund               45,829       25,609       4,770          907        890        3,447
                                              ---------    ---------    --------      -------    -------      -------
Net investment income                           206,391      108,435      20,690        3,623      3,676       16,092
Net realized loss on investments sold              (758)        (270)        (53)         (16)        (4)         (14)
                                              ---------    ---------    --------      -------    -------      -------
Increase in net assets resulting
   from operations                            $ 205,633    $ 108,165    $ 20,637      $ 3,607    $ 3,672      $16,078
                                              =========    =========    ========      =======    =======      =======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,

                                                           Schwab                 Schwab California           Schwab New York
                                                     Municipal Money Fund       Municipal Money Fund        Municipal Money Fund
                                                   --------------------------  -------------------------  ------------------------
                                                      1999           1998          1999          1998        1999         1998
                                                  -------------  ------------  ------------  -----------  -----------  -----------
Operations:
   Net investment income                          $     206,391  $     180,308  $    108,435  $    92,312  $    20,690  $    16,747
   Net realized gain (loss) on
     investments sold                                      (758)           337          (270)         (34)         (53)          (7)
                                                  -------------  -------------  ------------ ------------  -----------  -----------
  Increase in net assets
    resulting from operations                           205,633        180,645       108,165       92,278       20,637       16,740
                                                  -------------  -------------  ------------ ------------  -----------  -----------
Dividends to shareholders
   from net investment income
   (See Note 2):
     Sweep Shares                                      (149,157)      (135,406)      (70,760)     (59,906)     (13,429)     (11,347)
     Value Advantage Shares                             (57,234)       (45,171)      (37,675)     (32,505)      (7,261)      (5,451)
                                                  -------------  -------------  ------------ ------------  -----------  -----------

       Total dividends to
         shareholders                                  (206,391)      (180,577)     (108,435)     (92,411)     (20,690)     (16,798)
                                                  -------------  -------------  ------------ ------------  -----------  -----------
Capital share transactions (at $1.00 per share):
     Proceeds from shares sold                       29,207,646     23,318,964    15,044,804   11,624,728    2,685,061    2,031,062
     Net asset value of shares
       issued in reinvestment
       of dividends                                     220,975        172,257       116,671       88,948       22,245       15,938
     Payments for shares
       redeemed                                    (27,933,769)    (22,133,590)  (14,070,363) (10,835,101)  (2,513,226)  (1,823,763)
                                                  -------------  -------------  ------------ ------------  -----------  -----------
     Increase in net assets
       from capital share
       transactions                                   1,494,852      1,357,631     1,091,112      878,575      194,080      223,237
                                                  -------------  -------------  ------------ ------------  -----------  -----------
Total increase in net assets                          1,494,094      1,357,699     1,090,842      878,442      194,027      223,179
Net assets:
   Beginning of period                                6,866,769      5,509,070     3,969,779    3,091,337      705,937      482,758
                                                  -------------  -------------  ------------ ------------  -----------  -----------
  End of period                                   $   8,360,863  $   6,866,769  $  5,060,621 $  3,969,779  $   899,964  $   705,937
                                                  =============  =============  ============ ============  ===========  ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,

                                                      Schwab New Jersey        Schwab Pennsylvania          Schwab Florida
                                                     Municipal Money Fund      Municipal Money Fund       Municipal Money Fund
                                                   ----------------------    ----------------------    --------------------------
                                                      1999        1998 1        1999        1998 1        1999           1998 2
                                                   ---------    ---------    ---------    ---------    -----------    -----------
Operations:
   Net investment income                           $   3,623    $   1,604    $   3,676    $   1,682    $    16,092    $     9,768
   Net realized loss on
     investments sold                                    (16)          --           (4)          (5)           (14)            --
                                                   ---------    ---------    ---------    ---------    -----------    -----------

  Increase in net assets resulting
    from operations                                    3,607        1,604        3,672        1,677         16,078          9,768
                                                   ---------    ---------    ---------    ---------    -----------    -----------
Dividends to shareholders from net
   investment income
   (See Note 2):                                      (3,623)      (1,640)      (3,676)      (1,719)       (16,092)        (9,791)
                                                   ---------    ---------    ---------    ---------    -----------    -----------
Capital share transactions (at $1.00 per share):
     Proceeds from shares sold                       686,811      330,574      571,748      335,122      2,586,830      2,075,332
     Net asset value of shares issued
       in reinvestment of dividends                    3,855        1,305        3,991        1,300         17,378          7,864
     Payments for shares
       redeemed                                     (582,462)    (233,928)    (533,524)    (214,664)    (2,405,514)    (1,066,681)
                                                   ---------    ---------    ---------    ---------    -----------    -----------
     Increase in net assets from
       capital share transactions                    108,204       97,951       42,215      121,758        198,694      1,016,515
                                                   ---------    ---------    ---------    ---------    -----------    -----------
Total increase in net assets                         108,188       97,915       42,211      121,716        198,680      1,016,492

Net assets:
   Beginning of period                                97,915           --      121,716           --      1,016,492             --
                                                   ---------    ---------    ---------    ---------    -----------    -----------
   End of period                                   $ 206,103    $  97,915    $ 163,927    $ 121,716    $ 1,215,172    $ 1,016,492
                                                   =========    =========    =========    =========    ===========    ===========

1 For the period from February 2, 1998 (commencement of operations) to December 31, 1998.
2 For the period from March 18, 1998 (commencement of operations) to December 31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                              Schwab Municipal Money Fund
--------------------------------------------------------------------------------------------------------------
YEAR ENDED 12/31                                   1999          1998        1997          1996          1995

SWEEP SHARES
PER SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00          1.00         1.00         1.00          1.00
                                            -----------------------------------------------------------------
From investment operations:
   Net investment income                           0.03          0.03         0.03         0.03          0.03
                                            -----------------------------------------------------------------
   Total from investment operations                0.03          0.03         0.03         0.03          0.03
Less distributions:
   Dividends from net investment income           (0.03)        (0.03)       (0.03)       (0.03)        (0.03)
                                            -----------------------------------------------------------------
   Total distributions                            (0.03)        (0.03)       (0.03)       (0.03)        (0.03)
                                            -----------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                   1.00          1.00         1.00         1.00          1.00
                                            =================================================================
Total return (%)                                   2.70          2.92         3.11         2.92          3.30

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to
  average net assets                               0.66          0.66         0.66 3       0.66          0.66
Reductions reflected in above expense ratio        0.19          0.22         0.24         0.24          0.25
Ratio of net investment income to
  average net assets                               2.67          2.87         3.06         2.89          3.25
Net assets, end of period ($ X 1,000)         6,090,404     5,246,638    4,423,841    3,868,919     3,403,837

--------------------------------------------------------------------------------------------------------------
                                                1/1/99-       1/1/98-       1/1/97-      1/1/96-       7/7/95-
                                               12/31/99      12/31/98      12/31/97     12/31/96      12/31/95
VALUE ADVANTAGE SHARES
PER SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00          1.00         1.00         1.00          1.00
                                            -----------------------------------------------------------------
From investment operations:
   Net investment income                           0.03          0.03         0.03         0.03          0.02
                                            -----------------------------------------------------------------
   Total income from investment operations         0.03          0.03         0.03         0.03          0.02
Less distributions:
   Dividends from net investment income           (0.03)        (0.03)       (0.03)       (0.03)        (0.02)
                                            -----------------------------------------------------------------
   Total distributions                            (0.03)        (0.03)       (0.03)       (0.03)        (0.02)
                                            -----------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                   1.00          1.00         1.00         1.00          1.00
                                            =================================================================
Total return (%)                                   2.91          3.14         3.32         3.14          1.68 1
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to
   average net assets                              0.45          0.45         0.45 4       0.45          0.45 2
Reductions reflected in above expense ratio        0.20          0.24         0.27         0.30          0.50 2
Ratio of net investment income to
   average net assets                              2.89          3.08         3.29         3.10          3.50 2
Net assets, end of period ($ X 1,000)         2,270,459     1,620,131    1,085,229      608,080       160,682

1  Not annualized.
2  Annualized.
3 Would have been 0.67% if certain extraordinary expenses had been included. 4 Would have been 0.46% if certain extraordinary expenses had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                          Schwab California Municipal Money Fund

----------------------------------------------------------------------------------------------------------
YEAR ENDED 12/31                                 1999         1998         1997         1996        1995

SWEEP SHARES
PER SHARE DATA ($)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00         1.00        1.00         1.00        1.00
                                             ------------------------------------------------------------
From investment operations:
   Net investment income                           0.02         0.03        0.03         0.03        0.03
                                             ------------------------------------------------------------
   Total from investment operations                0.02         0.03        0.03         0.03        0.03
Less distributions:
   Dividends from net investment income           (0.02)       (0.03)      (0.03)       (0.03)      (0.03)
                                             ------------------------------------------------------------
   Total distributions                            (0.02)       (0.03)      (0.03)       (0.03)      (0.03)
                                             ------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                   1.00         1.00        1.00         1.00        1.00
                                             ============================================================
Total return (%)                                   2.42         2.64        2.95         2.80        3.20

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to
   average net assets                              0.65         0.65        0.65 3       0.65        0.65
Reductions reflected in above expense ratio        0.20         0.24        0.26         0.27        0.29
Ratio of net investment income to
   average net assets                              2.41         2.60        2.91         2.77        3.15
Net assets, end of period ($ X 1,000)         3,457,094    2,610,821   2,154,522    1,816,112   1,577,695

----------------------------------------------------------------------------------------------------------
                                                 1/1/99-      1/1/98-     1/1/97-     1/1/96-     10/3/95-
                                                 12/31/99     12/31/98    12/31/97    12/31/96    12/31/95
VALUE ADVANTAGE SHARES
PER SHARE DATA ($)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00         1.00        1.00         1.00        1.00
                                             ------------------------------------------------------------
From investment operations:
   Net investment income                           0.03         0.03        0.03         0.03        0.01
                                             ------------------------------------------------------------
   Total income from investment operations         0.03         0.03        0.03         0.03        0.01
Less distributions:
   Dividends from net investment income           (0.03)       (0.03)      (0.03)       (0.03)      (0.01)
                                             ------------------------------------------------------------
   Total distributions                            (0.03)       (0.03)      (0.03)       (0.03)      (0.01)
                                             ------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                   1.00         1.00        1.00         1.00        1.00
                                             ============================================================
Total return (%)                                   2.62         2.84        3.15         3.01        0.84 1
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to
  average net assets                               0.45         0.45        0.45 4       0.45        0.45 2
Reductions reflected in above expense ratio        0.20         0.25        0.27         0.32        0.59 2
Ratio of net investment income to
   average net assets                              2.60         2.79        3.12         2.98        3.48 2
Net assets, end of period ($ X 1,000)         1,603,527    1,358,958     936,815      507,486     108,008

1  Not annualized.
2  Annualized.
3 Would have been 0.66% if certain extraordinary expenses had been included. 4 Would have been 0.46% if certain extraordinary expenses had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                             Schwab New York Municipal Money Fund
-------------------------------------------------------------------------------------------------------------
                                                       1/1/99-    1/1/98-     1/1/97-     1/1/96-   2/27/95-
                                                      12/31/99   12/31/98    12/31/97    12/31/96   12/31/95
SWEEP SHARES
PER SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00       1.00        1.00       1.00        1.00
                                                       -----------------------------------------------------
From investment operations:
   Net investment income                                  0.03       0.03        0.03       0.03        0.03
                                                       -----------------------------------------------------
   Total from investment operations                       0.03       0.03        0.03       0.03        0.03
Less distributions:
   Dividends from net investment income                  (0.03)     (0.03)      (0.03)     (0.03)      (0.03)
                                                       -----------------------------------------------------
   Total distributions                                   (0.03)     (0.03)      (0.03)     (0.03)      (0.03)
                                                       -----------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                          1.00       1.00        1.00       1.00        1.00
                                                       =====================================================
Total return (%)                                          2.59       2.78        2.96       2.74        2.75 1

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to
  average net assets                                      0.69       0.69        0.69 3     0.69        0.63 2
Reductions reflected in above expense ratio               0.22       0.28        0.33       0.35        0.41 2
Ratio of net investment income to
  average net assets                                      2.57       2.73        2.93       2.71         3.20 2
Net assets, end of period ($ X 1,000)                  604,116    467,750     357,221    270,612      204,863

-------------------------------------------------------------------------------------------------------------
                                                         1/1/99-   1/1/98-    1/1/97-    1/1/96-      7/7/95-
                                                        12/31/99  12/31/98   12/31/97   12/31/96     12/31/95
VALUE ADVANTAGE SHARES
PER SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00       1.00        1.00       1.00        1.00
                                                       -----------------------------------------------------
From investment operations:
   Net investment income                                  0.03       0.03        0.03       0.03        0.02
                                                       -----------------------------------------------------
   Total income from investment operations                0.03       0.03        0.03       0.03        0.02
Less distributions:
   Dividends from net investment income                  (0.03)     (0.03)      (0.03)     (0.03)      (0.02)
                                                       -----------------------------------------------------
   Total distributions                                   (0.03)     (0.03)      (0.03)     (0.03)      (0.02)
                                                       -----------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                          1.00       1.00        1.00       1.00        1.00
                                                       =====================================================
Total return (%)                                          2.83       3.03        3.21       2.99        1.62 1

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------
Ratio of net operating expenses to average net assets     0.45       0.45        0.45 4     0.45        0.45 2
Reductions reflected in above expense ratio               0.26       0.33        0.40       0.56        1.36 2
Ratio of net investment income to average net assets      2.81       2.96        3.18       2.98        3.42 2
Net assets, end of period ($ X 1,000)                  295,848    238,187     125,537     66,683      15,143

1  Not annualized.
2  Annualized.
3 Would have been 0.70% if certain extraordinary expenses had been included. 4 Would have been 0.46% if certain extraordinary expenses had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                 Schwab New Jersey    Schwab Pennsylvania    Schwab Florida
                                               Municipal Money Fund  Municipal Money Fund  Municipal Money Fund
----------------------------------------------------------------------------------------------------------------
                                                   1/1/99-   2/2/98-    1/1/99-   2/2/98-    1/1/99-  3/18/98-
                                                  12/31/99  12/31/98   12/31/99  12/31/98   12/31/99  12/31/98
PER SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                1.00     1.00       1.00      1.00        1.00       1.00
                                               ----------------------------------------------------------------
From investment operations:
   Net investment income                              0.03     0.03       0.03      0.03        0.03       0.02
                                               ----------------------------------------------------------------
   Total from investment operations                   0.03     0.03       0.03      0.03        0.03       0.02
Less distributions:
   Dividends from net investment income              (0.03)   (0.03)     (0.03)    (0.03)      (0.03)     (0.02)
                                               ----------------------------------------------------------------
   Total distributions                               (0.03)   (0.03)     (0.03)    (0.03)      (0.03)     (0.02)
                                               ----------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                      1.00     1.00       1.00      1.00        1.00       1.00
                                               ================================================================
Total return (%)                                      2.58     2.60 1     2.71      2.72 1      2.78       2.37 1

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to
  average net assets                                  0.65     0.65 2     0.65      0.65 2      0.59       0.59 2
Reductions reflected in above expense ratio           0.29     0.48 2     0.29      0.51 2      0.33       0.41 2
Ratio of net investment income to
  average net assets                                  2.60     2.75 2     2.68      2.85 2      2.75       2.95 2
Net assets, end of period ($ X 1,000)              206,103   97,915    163,927   121,716   1,215,172  1,016,492

1  Not annualized.
2  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1999
(All dollar amounts are in thousands unless otherwise noted)

1.  DESCRIPTION OF THE FUNDS

The Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund (the "funds") are series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

All funds offer Sweep Shares, and the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund offer an additional class of shares known as Value Advantage Shares. Both classes represent interests in the same portfolio of investments of the respective fund and are substantially the same in all respects, except that the classes are subject to different transfer agency fees (see Note 3) and investment minimums.

In addition to the six funds described above, the Trust also offers Schwab Money Market Fund, Schwab Government Money fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund,(REGISTRATION MARK) Schwab Institutional Advantage Money Fund,(REGISTRATION MARK) Schwab Retirement Money Fund(REGISTRATION MARK) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and original issue discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares of a fund based on the value of settled shares outstanding of each respective class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each fund declares a daily dividend equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually. Dividends paid by a fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

EXPENSES -- Expenses arising in connection with a fund or class of a fund are charged directly to that fund or that class. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a fund are allocated daily to each class of that fund based on the value of settled shares outstanding of each respective class.

FEDERAL INCOME TAXES -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for federal income tax purposes.

As of December 31, 1999, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                                       Schwab     Schwab     Schwab      Schwab     Schwab
                                            Schwab   California  New York  New Jersey Pennsylvania Florida
                                           Municipal  Municipal  Municipal Municipal    Municipal  Municipal
         Expiring in:                     Money Fund Money Fund Money Fund Money Fund  Money Fund  Money Fund
         ----------                       ---------- ---------- ---------- ---------- ------------ ----------
         12/31/00                           $  --     $    1        $--       $--          $--         $--

         12/31/01                               --        56         --        --           --          --
         12/31/02                            1,436       582         --        --           --          --
         12/31/03                               36        --          6        --           --          --
         12/31/04                              465        93          9        --           --          --
         12/31/05                              523        35         --        --           --          --
         12/31/06                               --        42          6        --            5           1
         12/31/07                              775       274         53        16            5          14
                                            ------    ------        ---       ---          ---         ---
           Total capital loss carryforwards $3,235    $1,083        $74       $16          $10         $15
                                            ======    ======        ===       ===          ===         ===

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The funds have investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. Prior to April 30, 1999, the funds paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.41% on the next $1 billion, and 0.40% on such net assets in excess of $2 billion. The investment adviser has reduced a portion of its fee for the year ended December 31, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For transfer agency services provided, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets of the Sweep Shares and 0.05% for Value Advantage Shares. For shareholder services provided, Schwab receives 0.20% of each fund's average daily net assets. Schwab has reduced a portion of its fee for the year ended December 31, 1999 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the year ended December 31, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The funds incurred fees totaling $81 related to the Trust's unaffiliated trustees.

INTERFUND TRANSACTIONS -- During the year ended December 31, 1999, the funds engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees, and common officers. These transactions, made at current market value pursuant to Rule 17a-7 under the Act, as amended, totaled the following dollar amounts as seen below.

Schwab Municipal Money Fund                           $3,341,625
Schwab California Municipal Money Fund                $  575,885
Schwab New York Municipal Money Fund                  $  449,395
Schwab New Jersey Municipal Money Fund                $  483,122
Schwab Pennsylvania Municipal Money Fund              $  407,704
Schwab Florida Municipal Money Fund                   $1,725,150

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2000, the funds total operating expenses of each class of shares will not exceed certain percentages of average daily net assets of that class of shares, after reductions, as shown below. For purposes of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

                                                    Sweep     Value Advantage
                                                   Shares         Shares
                                                   ------     ---------------
Schwab Municipal Money Fund                         0.66%          0.45%
Schwab California Municipal Money Fund              0.65%          0.45%
Schwab New York Municipal Money Fund                0.69%          0.45%
Schwab New Jersey Municipal Money Fund              0.65%            --
Schwab Pennsylvania Municipal Money Fund            0.65%            --
Schwab Florida Municipal Money Fund                 0.59%            --

For the year ended December 31, 1999, the total of such fees reduced by the investment adviser and Schwab was as follows:
                                           Fees Reduced by the   Fees Reduced by
                                           investment adviser        Schwab
                                           -------------------   ---------------
Schwab Municipal Money Fund                    $14,529               $216
Schwab California Municipal Money Fund         $ 8,816               $  4
Schwab New York Municipal Money Fund           $ 1,708               $106
Schwab New Jersey Municipal Money Fund         $   404                 --
Schwab Pennsylvania Municipal Money Fund       $   399                 --
Schwab Florida Municipal Money Fund            $ 1,931                 --

5.  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares, for the years ended December 31, 1999 and December 31, 1998 (at $1.00 per share), were as follows:

                                             Schwab Municipal         Schwab California Municipal     Schwab New York Municipal
                                               Money Fund                        Money Fund                   Money Fund
                                     -----------------------------    ----------------------------    --------------------------
                                         1999             1998           1999             1998            1999          1998
                                     ------------     ------------    ------------    ------------    -----------    -----------
Proceeds from shares sold:
     Sweep Shares                    $ 25,547,075     $ 20,195,590    $ 13,072,679    $  9,633,080    $ 2,312,453    $ 1,718,551
     Value Advantage Shares             3,660,571        3,123,374       1,972,125       1,991,648        372,608        312,511
                                     ------------     ------------    ------------    ------------    -----------    -----------
       Total                           29,207,646       23,318,964      15,044,804      11,624,728      2,685,061      2,031,062
                                     ------------     ------------    ------------    ------------    -----------    -----------
Net asset value of shares issued
   in reinvestment of dividends:
     Sweep Shares                         162,369          131,573          76,680          58,632         14,494         10,945
     Value Advantage Shares                58,606           40,684          39,991          30,316          7,751          4,993
                                     ------------     ------------    ------------    ------------    -----------    -----------
       Total                              220,975          172,257         116,671          88,948         22,245         15,938
                                     ------------     ------------    ------------    ------------    -----------    -----------
Payments for shares
   redeemed:
     Sweep Shares                     (24,865,127)     (19,504,411)    (12,302,903)     (9,235,322)    (2,190,547)    (1,618,924)
     Value Advantage Shares            (3,068,642)      (2,629,179)     (1,767,460)     (1,599,779)      (322,679)      (204,839)
                                     ------------     ------------    ------------    ------------    -----------    -----------
       Total                          (27,933,769)     (22,133,590)    (14,070,363)    (10,835,101)    (2,513,226)    (1,823,763)
                                     ------------     ------------    ------------    ------------    -----------    -----------
       Increase in net assets
         from capital share
         transactions                $  1,494,852     $  1,357,631    $  1,091,112    $    878,575    $   194,080    $   223,237
                                     ============     ============    ============    ============    ===========    ===========

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of:
Schwab Municipal Money Fund, Schwab California Municipal Money Fund,
Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal Money
 Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund (six of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
February 4, 2000

TAX DESIGNATIONS (Unaudited)

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby designate 100% of the dividends paid for the year ended December 31, 1999 as exempt-interest dividends.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio
Schwab Total Stock Market Index Fund-TM-

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value
Advantage Investments.-Registered Trademark-

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

   [LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C-2000 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. MKT3603-2 (2/00)